PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 39.7%
United States Treasury Bonds : 2.4%
857,600
3.875
%,
08/15/2040 $ 802,359
0.0
3,551,000
4.250
%,
02/15/2054 3,346,817
0.2
3,703,000
4.500
%,
11/15/2054 3,649,769
0.2
8,962,000
4.625
%,
05/15/2044 8,993,682
0.6
20,653,600
(1)
4.750
%,
02/15/2045 21,034,401
1.4
37,827,028
2.4
United States Treasury Notes : 37.3%
44,144,000
2.625
%,
01/31/2026 43,619,032
2.8
8,078,000
3.375
%,
09/15/2027 7,983,020
0.5
71,336,000
3.875
%,
03/31/2027 71,313,708
4.6
162,918,000
3.875
%,
03/15/2028 162,898,908
10.6
150,010,000
(1)
4.000
%,
03/31/2030 150,320,567
9.7
80,576,000
4.125
%,
03/31/2032 80,808,915
5.2
9,871,000
4.375
%,
07/15/2027 9,974,530
0.7
134,000
4.625
%,
06/15/2027 136,078
0.0
47,095,000
4.625
%,
02/15/2035 48,658,701
3.2
575,713,459
37.3
Total U.S. Treasury
Obligations
(Cost $609,600,008)
613,540,487
39.7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 26.3%
Federal Agricultural Mortgage Corporation : 0.1%
2,050,000
1.620
%,
09/04/2025 2,027,052
0.1
Federal Farm Credit Banks Funding Corporation :
0.2%
2,635,000
2.400
%,
09/21/2026 2,574,790
0.2
338,000
3.400
%,
04/25/2034 313,319
0.0
2,888,109
0.2
Federal Home Loan Bank : 0.3%
3,110,000
1.100
%,
08/20/2026 2,986,473
0.2
1,175,000
3.500
%,
06/11/2032 1,122,405
0.1
4,108,878
0.3
Federal Home Loan Mortgage Association : 0.2%
(2)
473,000
6.625
%,
11/15/2030 533,422
0.0
2,015,000
7.125
%,
01/15/2030 2,283,839
0.2
2,817,261
0.2
Federal Home Loan Mortgage Corporation : 2.5%
(2)
1,337,332
3.000
%,
04/01/2045 1,196,880
0.1
1,368,513
3.000
%,
04/01/2045 1,222,660
0.1
5,042,635
3.000
%,
05/01/2045 4,502,590
0.3
2,205,066
3.000
%,
11/01/2046 1,971,988
0.2
2,579,239
3.000
%,
11/01/2047 2,297,077
0.2
87,237
3.500
%,
01/01/2042 81,455
0.0
301,424
3.500
%,
01/01/2042 281,451
0.0
1,189,101
3.500
%,
08/01/2042 1,101,726
0.1
5,016,810
3.500
%,
04/01/2043 4,676,049
0.3
4,848,562
3.500
%,
02/01/2044 4,519,219
0.3
1,818,609
3.500
%,
12/01/2046 1,669,641
0.1
942,455
3.500
%,
12/01/2047 864,901
0.1
31,798
4.000
%,
08/01/2040 30,669
0.0
265,940
4.000
%,
04/01/2041 256,336
0.0
367,217
4.000
%,
05/01/2041 353,570
0.0
24,113
4.000
%,
08/01/2041 23,232
0.0
140,850
4.000
%,
01/01/2042 135,586
0.0
570,284
4.000
%,
03/01/2042 549,446
0.1
29,927
4.000
%,
12/01/2042 28,790
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
494,862
4.000
%,
02/01/2044 $ 476,108
0.1
170,752
4.000
%,
07/01/2045 161,970
0.0
111,631
4.000
%,
09/01/2045 105,889
0.0
150,665
4.000
%,
09/01/2045 142,691
0.0
154,190
4.000
%,
09/01/2045 145,915
0.0
1,906,077
4.000
%,
11/01/2045 1,808,030
0.1
421,777
4.000
%,
05/01/2046 400,080
0.1
110,925
4.000
%,
11/01/2047 104,517
0.0
154,369
4.000
%,
03/01/2048 146,179
0.0
20,119
4.500
%,
03/01/2039 19,907
0.0
57,533
4.500
%,
08/01/2039 56,924
0.0
64,933
4.500
%,
09/01/2039 64,246
0.0
126,144
4.500
%,
09/01/2039 124,809
0.0
147,490
4.500
%,
09/01/2039 145,929
0.0
112,260
4.500
%,
10/01/2039 110,726
0.0
193,181
4.500
%,
12/01/2039 191,117
0.0
57,759
4.500
%,
03/01/2040 57,124
0.0
153,225
4.500
%,
04/01/2040 151,461
0.0
28,720
4.500
%,
06/01/2040 28,393
0.0
112,800
4.500
%,
07/01/2040 111,501
0.0
189,237
4.500
%,
07/01/2040 187,039
0.0
48,837
4.500
%,
08/01/2040 48,270
0.0
119,087
4.500
%,
08/01/2040 117,740
0.0
57,089
4.500
%,
03/01/2041 56,396
0.0
159,570
4.500
%,
03/01/2041 157,519
0.0
73,707
4.500
%,
04/01/2041 72,798
0.0
230,097
4.500
%,
06/01/2041 227,187
0.0
155,615
4.500
%,
07/01/2041 153,727
0.0
22,918
4.500
%,
08/01/2041 22,208
0.0
379,661
4.500
%,
08/01/2041 370,980
0.1
313,157
4.500
%,
07/01/2048 305,016
0.0
8,960
5.000
%,
03/01/2034 9,034
0.0
33,399
5.000
%,
12/01/2034 33,670
0.0
35,324
5.000
%,
08/01/2035 35,609
0.0
126,680
5.000
%,
08/01/2035 127,688
0.0
32,954
5.000
%,
10/01/2035 33,276
0.0
37,820
5.000
%,
10/01/2035 38,151
0.0
47,854
5.000
%,
10/01/2035 48,235
0.0
95,741
5.000
%,
12/01/2035 96,639
0.0
14,598
5.000
%,
04/01/2036 14,749
0.0
40,957
5.000
%,
11/01/2036 41,316
0.0
32,166
5.000
%,
02/01/2037 32,501
0.0
23,035
5.000
%,
05/01/2037 23,275
0.0
335,922
5.000
%,
10/01/2037 338,934
0.0
64,386
5.000
%,
03/01/2038 64,976
0.0
181,872
5.000
%,
03/01/2038 183,767
0.0
205,130
5.000
%,
03/01/2038 207,265
0.0
46,951
5.000
%,
04/01/2038 47,440
0.0
6,454
5.000
%,
10/01/2038 6,521
0.0
23,287
5.000
%,
06/01/2040 23,530
0.0
60,101
5.000
%,
08/01/2040 60,728
0.0
138,140
5.000
%,
04/01/2041 139,581
0.0
39,385
5.490
%,
02/01/2037 40,297
0.0
27,349
5.500
%,
09/01/2034 27,902
0.0
44,625
5.500
%,
01/01/2035 45,073
0.0
17,187
5.500
%,
09/01/2035 17,619
0.0
346,980
5.500
%,
09/01/2035 355,708
0.0
219,384
5.500
%,
10/01/2035 224,905
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
33,065
5.500
%,
03/01/2036 $ 33,817
0.0
106,226
5.500
%,
03/01/2036 108,898
0.0
20,816
5.500
%,
05/01/2036 21,280
0.0
90,113
5.500
%,
06/01/2036 92,194
0.0
1,680
5.500
%,
07/01/2036 1,717
0.0
5,875
5.500
%,
07/01/2036 6,022
0.0
33,708
5.500
%,
07/01/2036 34,556
0.0
6,145
5.500
%,
10/01/2036 6,299
0.0
41,610
5.500
%,
11/01/2036 42,606
0.0
3,193
5.500
%,
12/01/2036 3,262
0.0
21,274
5.500
%,
12/01/2036 21,793
0.0
29,255
5.500
%,
12/01/2036 29,968
0.0
4,689
5.500
%,
02/01/2037 4,805
0.0
28,532
5.500
%,
02/01/2037 29,180
0.0
9,243
5.500
%,
05/01/2037 9,442
0.0
1,168
5.500
%,
06/01/2037 1,194
0.0
14,916
5.500
%,
12/01/2037 15,255
0.0
7,705
5.500
%,
03/01/2038 7,859
0.0
2,333
5.500
%,
06/01/2038 2,375
0.0
4,737
5.500
%,
06/01/2038 4,822
0.0
4,433
5.500
%,
08/01/2038 4,515
0.0
381
5.500
%,
10/01/2038 389
0.0
298,860
5.500
%,
11/01/2038 304,432
0.0
4,833
5.500
%,
12/01/2038 4,920
0.0
6,265
5.500
%,
12/01/2038 6,378
0.0
7,109
5.500
%,
12/01/2038 7,268
0.0
8,113
5.500
%,
01/01/2039 8,274
0.0
48,789
5.500
%,
01/01/2039 49,708
0.0
30,236
5.500
%,
01/01/2040 30,775
0.0
30,685
5.500
%,
01/01/2040 31,251
0.0
29,147
5.500
%,
03/01/2040 29,667
0.0
91,775
5.500
%,
01/01/2041 93,413
0.0
40,171
5.750
%,
05/01/2037 41,552
0.0
33,539
5.800
%,
08/01/2037 34,779
0.0
30,920
5.800
%,
09/01/2037 32,071
0.0
61,160
5.800
%,
09/01/2037 63,373
0.0
892
6.000
%,
04/01/2028 910
0.0
11,521
6.000
%,
07/01/2028 11,719
0.0
78
6.000
%,
04/01/2036 80
0.0
1,366
6.000
%,
04/01/2036 1,427
0.0
4,102
6.000
%,
04/01/2036 4,285
0.0
12,072
6.000
%,
06/01/2036 12,616
0.0
4,024
6.000
%,
07/01/2036 4,203
0.0
884
6.000
%,
08/01/2036 899
0.0
4,080
6.000
%,
08/01/2036 4,260
0.0
21,514
6.000
%,
08/01/2036 22,221
0.0
24,266
6.000
%,
01/01/2037 25,344
0.0
20,559
6.000
%,
02/01/2037 21,474
0.0
1,078
6.000
%,
04/01/2037 1,126
0.0
953
6.000
%,
06/01/2037 993
0.0
3,314
6.000
%,
06/01/2037 3,426
0.0
95
6.000
%,
07/01/2037 99
0.0
3,219
6.000
%,
07/01/2037 3,363
0.0
696
6.000
%,
08/01/2037 727
0.0
1,271
6.000
%,
08/01/2037 1,328
0.0
2,976
6.000
%,
08/01/2037 3,109
0.0
6,997
6.000
%,
08/01/2037 7,289
0.0
110,395
6.000
%,
08/01/2037 114,332
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
853
6.000
%,
09/01/2037 $ 889
0.0
1,751
6.000
%,
09/01/2037 1,782
0.0
2,477
6.000
%,
09/01/2037 2,588
0.0
4,373
6.000
%,
10/01/2037 4,567
0.0
5,196
6.000
%,
10/01/2037 5,427
0.0
7,317
6.000
%,
10/01/2037 7,498
0.0
991
6.000
%,
11/01/2037 1,017
0.0
1,374
6.000
%,
11/01/2037 1,435
0.0
20,345
6.000
%,
11/01/2037 21,249
0.0
35,438
6.000
%,
12/01/2037 36,539
0.0
1,074
6.000
%,
01/01/2038 1,116
0.0
4,917
6.000
%,
01/01/2038 5,067
0.0
7,938
6.000
%,
01/01/2038 8,290
0.0
6,164
6.000
%,
05/01/2038 6,352
0.0
643
6.000
%,
06/01/2038 672
0.0
7,834
6.000
%,
07/01/2038 8,073
0.0
16,740
6.000
%,
07/01/2038 17,483
0.0
422
6.000
%,
09/01/2038 441
0.0
3,888
6.000
%,
09/01/2038 4,060
0.0
157,897
6.000
%,
09/01/2038 162,436
0.0
5,256
6.000
%,
11/01/2038 5,417
0.0
79,478
6.000
%,
01/01/2039 82,796
0.0
50,235
6.000
%,
04/01/2039 51,998
0.0
29,256
6.000
%,
08/01/2039 30,114
0.0
20,080
6.000
%,
10/01/2039 21,024
0.0
9,663
6.000
%,
11/01/2039 10,092
0.0
24,618
6.000
%,
11/01/2039 25,222
0.0
847
6.000
%,
12/01/2039 882
0.0
28,635
6.000
%,
05/01/2040 29,905
0.0
47,986
6.150
%,
12/01/2037 49,523
0.0
14,791
6.150
%,
01/01/2038 14,955
0.0
68,750
6.150
%,
02/01/2038 71,038
0.0
494,000
(1)
6.250
%,
07/15/2032 558,037
0.1
4,777
6.500
%,
06/01/2036 4,999
0.0
1,074
6.500
%,
08/01/2036 1,128
0.0
414
6.500
%,
10/01/2036 431
0.0
15,580
6.500
%,
10/01/2036 16,304
0.0
5,732
6.500
%,
07/01/2037 5,943
0.0
3,744
6.500
%,
09/01/2037 3,911
0.0
1,573
6.500
%,
10/01/2037 1,633
0.0
2,424
6.500
%,
11/01/2037 2,541
0.0
1,712
6.500
%,
04/01/2038 1,802
0.0
7,272
6.500
%,
04/01/2038 7,745
0.0
223
6.500
%,
05/01/2038 232
0.0
639
6.500
%,
08/01/2038 670
0.0
99
6.500
%,
10/01/2038 103
0.0
3,848
6.500
%,
11/01/2038 4,034
0.0
4,029
6.500
%,
12/01/2038 4,208
0.0
6,009
6.500
%,
12/01/2038 6,261
0.0
47,531
6.500
%,
12/01/2038 49,561
0.0
183,249
6.500
%,
12/01/2038 190,447
0.0
1,951
6.500
%,
01/01/2039 2,058
0.0
815,000
6.750
%,
09/15/2029 906,255
0.1
201,004
(3)
6.775
%, (RFUCCT1Y +
1.900%),
02/01/2042 206,871
0.0
38,484,511
2.5
Federal National Mortgage Association : 0.2%
(2)
525,000
2.170
%,
05/01/2030 474,392
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
575,000
2.170
%,
05/01/2030 $ 520,041
0.0
762,208
2.560
%,
09/01/2029 709,669
0.1
491,890
3.000
%,
09/01/2046 428,957
0.0
569,841
3.720
%,
10/01/2029 558,943
0.0
746,739
4.630
%,
11/01/2029 753,790
0.1
31,445
5.700
%,
07/01/2036 31,361
0.0
3,477,153
0.2
Government National Mortgage Association : 5.9%
2,482,899
2.000
%,
12/20/2050 2,032,972
0.1
5,651,631
2.000
%,
02/20/2051 4,628,968
0.3
8,605,080
2.000
%,
02/20/2052 7,045,748
0.5
1,464,751
2.500
%,
03/20/2051 1,250,642
0.1
2,934,410
2.500
%,
04/20/2051 2,506,529
0.2
2,273,890
2.500
%,
05/20/2051 1,941,524
0.1
2,098,052
2.500
%,
08/20/2051 1,791,370
0.1
2,143,864
2.500
%,
10/20/2051 1,830,487
0.1
2,922,089
2.500
%,
11/20/2051 2,494,955
0.2
5,822,044
2.500
%,
12/20/2051 4,971,011
0.3
2,326,328
2.500
%,
04/20/2052 1,986,279
0.1
1,323,738
3.000
%,
07/20/2045 1,191,767
0.1
1,489,713
3.000
%,
10/20/2051 1,291,041
0.1
1,475,813
3.000
%,
10/20/2051 1,308,565
0.1
3,312,482
3.000
%,
11/20/2051 2,870,722
0.2
2,129,929
3.000
%,
12/20/2051 1,888,553
0.1
1,598,345
3.000
%,
03/20/2052 1,414,053
0.1
1,177,578
3.500
%,
03/20/2047 1,108,891
0.1
1,375,487
3.500
%,
09/20/2047 1,268,055
0.1
5,013,147
3.500
%,
03/20/2048 4,647,396
0.3
926,791
4.000
%,
10/20/2043 895,261
0.1
485,776
4.000
%,
03/20/2046 462,957
0.0
830,083
4.000
%,
03/20/2046 787,772
0.1
3,020,487
4.000
%,
09/20/2052 2,833,003
0.2
326,927
4.500
%,
02/20/2041 321,604
0.0
98,556
4.500
%,
03/20/2041 96,952
0.0
376,668
4.500
%,
05/20/2041 370,535
0.0
298,673
4.500
%,
06/20/2041 292,162
0.0
483,836
4.500
%,
07/20/2041 475,957
0.0
361,269
4.500
%,
09/20/2041 355,386
0.0
620,135
4.500
%,
10/20/2041 610,036
0.0
774,029
4.500
%,
01/20/2050 752,659
0.1
2,950,911
4.500
%,
07/20/2052 2,840,390
0.2
4,742
5.000
%,
10/15/2037 4,807
0.0
1,202
5.000
%,
04/15/2038 1,219
0.0
21,765
5.000
%,
03/15/2039 22,089
0.0
29,251
5.000
%,
08/15/2039 30,053
0.0
232,941
5.000
%,
09/15/2039 236,289
0.0
300,383
5.000
%,
09/15/2039 304,853
0.0
291,223
5.000
%,
02/15/2040 294,543
0.0
123,056
5.000
%,
04/15/2040 122,949
0.0
449,269
5.000
%,
06/15/2040 452,222
0.0
9,528
5.000
%,
07/15/2040 9,616
0.0
123,559
5.000
%,
04/15/2042 123,590
0.0
232,829
5.000
%,
04/20/2042 236,076
0.0
179,657
5.000
%,
06/20/2048 176,983
0.0
4,146,596
5.000
%,
05/20/2053 4,085,673
0.3
6,396,090
5.000
%,
10/20/2054 6,296,077
0.4
11,589
5.500
%,
07/20/2038 11,859
0.0
150,842
5.500
%,
09/20/2039 154,992
0.0
11,662
5.500
%,
10/20/2039 11,983
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
6,914
5.500
%,
11/20/2039 $ 7,104
0.0
258,403
5.500
%,
11/20/2039 265,512
0.0
3,842
5.500
%,
12/20/2040 3,928
0.0
13,568
5.500
%,
01/20/2041 13,941
0.0
80,402
5.500
%,
03/20/2041 82,613
0.0
122,810
5.500
%,
04/20/2041 126,188
0.0
203,409
5.500
%,
05/20/2041 209,003
0.0
196,775
5.500
%,
06/20/2041 202,189
0.0
3,758,451
5.500
%,
04/20/2053 3,778,557
0.3
2,868,180
5.500
%,
05/20/2053 2,887,046
0.2
5,467
6.000
%,
10/15/2036 5,746
0.0
14,599
6.000
%,
08/15/2037 15,225
0.0
13,425
6.000
%,
11/15/2037 14,028
0.0
3,388
6.000
%,
12/15/2037 3,492
0.0
1,635
6.000
%,
01/15/2038 1,678
0.0
15,836
6.000
%,
01/15/2038 16,645
0.0
183
6.000
%,
02/15/2038 189
0.0
11,445
6.000
%,
02/15/2038 12,030
0.0
35,977
6.000
%,
02/15/2038 37,087
0.0
63,742
6.000
%,
05/15/2038 67,001
0.0
71,904
6.000
%,
05/15/2038 74,676
0.0
8,325
6.000
%,
07/15/2038 8,628
0.0
24,856
6.000
%,
09/15/2038 26,127
0.0
333,578
6.000
%,
08/20/2040 348,979
0.0
2,788,825
6.000
%,
08/20/2053 2,845,949
0.2
3,084,571
6.000
%,
07/20/2054 3,132,840
0.2
2,279,192
6.500
%,
10/20/2053 2,338,315
0.2
1,437,126
6.500
%,
08/20/2054 1,472,020
0.1
91,136,811
5.9
Tennessee Valley Authority : 0.2%
10,000
6.150
%,
01/15/2038 11,358
0.0
2,938,000
(1)
7.125
%,
05/01/2030 3,350,806
0.2
3,362,164
0.2
Uniform Mortgage-Backed Securities : 16.7%
5,522,488
1.500
%,
11/01/2050 4,181,796
0.3
20,297,351
2.000
%,
12/01/2036 18,408,215
1.2
9,910,398
2.000
%,
11/01/2040 8,481,907
0.6
452,653
2.000
%,
05/01/2051 361,691
0.0
3,494,123
2.000
%,
05/01/2051 2,824,970
0.2
7,518,413
2.000
%,
09/01/2051 5,998,141
0.4
6,602,286
2.000
%,
11/01/2051 5,346,503
0.4
4,650,115
2.000
%,
01/01/2052 3,758,721
0.2
8,614,132
2.000
%,
01/01/2052 6,956,289
0.5
1,356,347
2.000
%,
02/01/2052 1,094,412
0.1
2,858,058
2.000
%,
02/01/2052 2,302,640
0.2
3,043,572
2.000
%,
02/01/2052 2,455,692
0.2
5,230,905
2.000
%,
02/01/2052 4,228,128
0.3
5,988,340
2.000
%,
02/01/2052 4,849,252
0.3
7,156,341
2.000
%,
02/01/2052 5,778,989
0.4
1,494,703
2.000
%,
03/01/2052 1,207,030
0.1
1,943,153
2.000
%,
03/01/2052 1,559,752
0.1
2,495,582
2.000
%,
04/01/2052 2,020,853
0.1
8,746,766
2.000
%,
10/01/2052 6,965,105
0.5
416,816
2.500
%,
09/01/2027 407,992
0.0
654,608
2.500
%,
06/01/2030 630,951
0.0
864,552
2.500
%,
06/01/2030 832,425
0.1
359,543
2.500
%,
07/01/2030 345,999
0.0
3,695,841
2.500
%,
04/01/2037 3,423,765
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,907,522
2.500
%,
06/01/2050 $ 4,152,441
0.3
8,782,291
2.500
%,
08/01/2050 7,431,802
0.5
203,313
2.500
%,
11/01/2050 172,205
0.0
1,779,397
2.500
%,
05/01/2051 1,498,999
0.1
6,594,820
2.500
%,
06/01/2051 5,515,969
0.4
888,721
2.500
%,
09/01/2051 751,998
0.1
4,574,799
2.500
%,
11/01/2051 3,854,039
0.3
4,186,104
2.500
%,
12/01/2051 3,536,834
0.2
4,684,644
2.500
%,
01/01/2052 3,937,062
0.3
995,654
2.500
%,
02/01/2052 837,723
0.1
1,328,789
2.500
%,
02/01/2052 1,117,790
0.1
1,677,277
2.500
%,
02/01/2052 1,418,810
0.1
2,089,568
2.500
%,
02/01/2052 1,758,092
0.1
1,363,072
2.500
%,
03/01/2052 1,146,669
0.1
1,834,430
2.500
%,
03/01/2052 1,540,765
0.1
5,325,208
2.500
%,
03/01/2052 4,484,274
0.3
3,437,181
2.500
%,
04/01/2052 2,881,210
0.2
91,638
3.000
%,
06/01/2026 90,703
0.0
988,202
3.000
%,
08/01/2030 963,693
0.1
378,593
3.000
%,
09/01/2030 368,370
0.0
2,836,183
3.000
%,
08/01/2035 2,715,653
0.2
5,068,500
3.000
%,
12/01/2042 4,561,029
0.3
2,190,564
3.000
%,
07/01/2043 1,971,190
0.1
996,870
3.000
%,
09/01/2043 897,046
0.1
1,286,845
3.000
%,
07/01/2046 1,150,874
0.1
458,730
3.000
%,
08/01/2046 407,957
0.0
5,409,281
3.000
%,
12/01/2046 4,799,149
0.3
2,005,303
3.000
%,
01/01/2052 1,753,721
0.1
2,157,955
3.000
%,
06/01/2052 1,872,266
0.1
292,397
3.500
%,
05/01/2029 288,262
0.0
358,398
3.500
%,
03/01/2041 334,225
0.0
396,884
3.500
%,
12/01/2041 370,108
0.0
411,706
3.500
%,
01/01/2042 383,927
0.0
952,923
3.500
%,
10/01/2042 888,605
0.1
3,082,444
3.500
%,
10/01/2042 2,870,541
0.2
2,314,633
3.500
%,
11/01/2042 2,158,395
0.1
1,139,547
3.500
%,
01/01/2046 1,052,240
0.1
840,466
3.500
%,
02/01/2046 775,377
0.1
1,754,238
3.500
%,
02/01/2046 1,620,561
0.1
882,235
3.500
%,
02/01/2052 799,585
0.1
706,927
3.500
%,
03/01/2052 644,661
0.0
67,451
4.000
%,
10/01/2040 64,933
0.0
214,930
4.000
%,
10/01/2040 206,818
0.0
2,432,239
4.000
%,
11/01/2040 2,340,434
0.2
316,445
4.000
%,
12/01/2040 304,569
0.0
385,906
4.000
%,
12/01/2040 371,341
0.0
422,803
4.000
%,
02/01/2041 406,935
0.0
130,725
4.000
%,
03/01/2041 125,792
0.0
123,767
4.000
%,
04/01/2041 119,096
0.0
93,819
4.000
%,
09/01/2041 90,278
0.0
258,165
4.000
%,
11/01/2041 248,258
0.0
94,667
4.000
%,
12/01/2041 91,094
0.0
315,675
4.000
%,
01/01/2042 303,660
0.0
157,945
4.000
%,
07/01/2042 151,983
0.0
419,507
4.000
%,
12/01/2042 403,233
0.0
619,166
4.000
%,
07/01/2043 593,735
0.0
308,846
4.000
%,
02/01/2044 294,444
0.0
393,502
4.000
%,
02/01/2044 377,868
0.0
69,721
4.000
%,
03/01/2044 66,635
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
301,243
4.000
%,
05/01/2045 $ 285,478
0.0
1,755,319
4.000
%,
06/01/2045 1,662,907
0.1
250,869
4.000
%,
07/01/2045 238,286
0.0
358,309
4.000
%,
07/01/2045 341,037
0.0
502,153
4.000
%,
07/01/2045 476,913
0.0
587,374
4.000
%,
07/01/2045 560,910
0.0
574,183
4.000
%,
02/01/2046 543,954
0.0
1,012,957
4.000
%,
02/01/2048 955,983
0.1
60,829
4.000
%,
03/01/2048 57,327
0.0
268,079
4.000
%,
03/01/2048 253,032
0.0
1,811,732
4.000
%,
05/01/2052 1,691,991
0.1
12,297
4.500
%,
07/01/2026 12,260
0.0
1,959
4.500
%,
06/01/2034 1,924
0.0
5,585
4.500
%,
05/01/2035 5,471
0.0
698
4.500
%,
03/01/2038 690
0.0
213
4.500
%,
05/01/2038 210
0.0
3,599
4.500
%,
06/01/2038 3,534
0.0
7,117
4.500
%,
07/01/2038 6,997
0.0
11,349
4.500
%,
09/01/2038 11,095
0.0
93,260
4.500
%,
03/01/2039 92,137
0.0
6,350
4.500
%,
04/01/2039 6,274
0.0
8,016
4.500
%,
04/01/2039 7,921
0.0
159,932
4.500
%,
07/01/2039 158,040
0.0
407,590
4.500
%,
09/01/2039 402,598
0.0
358,452
4.500
%,
10/01/2039 354,062
0.0
83,655
4.500
%,
12/01/2039 82,665
0.0
93,992
4.500
%,
12/01/2039 92,879
0.0
118,315
4.500
%,
12/01/2039 116,890
0.0
77,580
4.500
%,
03/01/2040 76,582
0.0
74,374
4.500
%,
10/01/2040 73,195
0.0
84,138
4.500
%,
10/01/2040 83,056
0.0
87,033
4.500
%,
10/01/2040 85,913
0.0
126,347
4.500
%,
03/01/2041 123,852
0.0
67,166
4.500
%,
06/01/2041 66,247
0.0
75,363
4.500
%,
06/01/2041 74,409
0.0
662,454
4.500
%,
06/01/2041 653,109
0.0
30,609
4.500
%,
07/01/2041 30,177
0.0
62,170
4.500
%,
07/01/2041 60,952
0.0
715,355
4.500
%,
07/01/2041 704,380
0.1
45,410
4.500
%,
08/01/2041 44,873
0.0
266,394
4.500
%,
08/01/2041 262,856
0.0
385,096
4.500
%,
08/01/2041 379,743
0.0
2,679,355
4.500
%,
08/01/2052 2,579,977
0.2
3,552,341
4.500
%,
10/01/2052 3,405,378
0.2
113
5.000
%,
03/01/2027 113
0.0
893,815
5.000
%,
04/01/2039 899,318
0.1
1,294,744
5.000
%,
05/01/2042 1,306,581
0.1
1,769,203
5.000
%,
09/01/2052 1,740,677
0.1
8,057,385
5.000
%,
09/01/2052 7,914,876
0.5
440
5.500
%,
08/01/2025 447
0.0
324
5.500
%,
07/01/2027 325
0.0
85
5.500
%,
08/01/2027 86
0.0
23,335
5.500
%,
03/01/2034 23,552
0.0
36,660
5.500
%,
04/01/2034 36,856
0.0
14,042
5.500
%,
11/01/2034 14,308
0.0
14,169
5.500
%,
12/01/2034 14,449
0.0
175,247
5.500
%,
02/01/2035 178,998
0.0
27,957
5.500
%,
05/01/2035 28,624
0.0
24,757
5.500
%,
09/01/2035 25,348
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
106,912
5.500
%,
09/01/2035 $ 108,981
0.0
20,480
5.500
%,
04/01/2036 20,969
0.0
32,883
5.500
%,
04/01/2036 33,668
0.0
6,813
5.500
%,
05/01/2036 6,976
0.0
13,482
5.500
%,
06/01/2036 13,798
0.0
85,867
5.500
%,
07/01/2036 87,705
0.0
50,685
5.500
%,
11/01/2036 51,896
0.0
71,802
5.500
%,
12/01/2036 73,517
0.0
144,110
5.500
%,
12/01/2036 147,201
0.0
24,186
5.500
%,
01/01/2037 24,764
0.0
20,443
5.500
%,
03/01/2037 20,882
0.0
103,387
5.500
%,
03/01/2037 105,647
0.0
223,630
5.500
%,
03/01/2037 228,426
0.0
88,248
5.500
%,
08/01/2037 90,355
0.0
262
5.500
%,
01/01/2038 267
0.0
281
5.500
%,
01/01/2038 286
0.0
1,314
5.500
%,
01/01/2038 1,337
0.0
3,678
5.500
%,
03/01/2038 3,741
0.0
3,558
5.500
%,
05/01/2038 3,618
0.0
13,417
5.500
%,
06/01/2038 13,672
0.0
344,143
5.500
%,
09/01/2038 350,510
0.0
107,733
5.500
%,
12/01/2038 109,517
0.0
23,575
5.500
%,
06/01/2039 23,989
0.0
32,786
5.500
%,
05/01/2040 33,329
0.0
202,376
5.500
%,
06/01/2040 205,729
0.0
4,149,392
5.500
%,
06/01/2053 4,151,989
0.3
4,481,892
5.500
%,
08/01/2053 4,484,015
0.3
7,326,976
5.500
%,
09/01/2053 7,330,070
0.5
544,413
5.500
%,
04/01/2054 545,062
0.0
2,577
6.000
%,
01/01/2034 2,649
0.0
19,889
6.000
%,
12/01/2034 20,650
0.0
5,009
6.000
%,
05/01/2035 5,127
0.0
12,285
6.000
%,
01/01/2036 12,547
0.0
25,023
6.000
%,
01/01/2036 25,616
0.0
4,770
6.000
%,
02/01/2036 4,963
0.0
9,361
6.000
%,
03/01/2036 9,682
0.0
12,475
6.000
%,
03/01/2036 13,144
0.0
4,462
6.000
%,
04/01/2036 4,654
0.0
32,668
6.000
%,
05/01/2036 34,072
0.0
94
6.000
%,
06/01/2036 98
0.0
1,323
6.000
%,
08/01/2036 1,358
0.0
7,737
6.000
%,
08/01/2036 8,071
0.0
5,715
6.000
%,
09/01/2036 5,961
0.0
18,669
6.000
%,
09/01/2036 19,473
0.0
30,885
6.000
%,
09/01/2036 31,887
0.0
5,924
6.000
%,
10/01/2036 6,127
0.0
73,744
6.000
%,
12/01/2036 75,911
0.0
232,389
6.000
%,
12/01/2036 242,389
0.0
5,975
6.000
%,
01/01/2037 6,116
0.0
4,374
6.000
%,
02/01/2037 4,512
0.0
4,180
6.000
%,
04/01/2037 4,292
0.0
31,005
6.000
%,
07/01/2037 32,340
0.0
90
6.000
%,
08/01/2037 92
0.0
1,169
6.000
%,
08/01/2037 1,217
0.0
7,240
6.000
%,
08/01/2037 7,552
0.0
169
6.000
%,
09/01/2037 176
0.0
450
6.000
%,
09/01/2037 461
0.0
1,226
6.000
%,
09/01/2037 1,266
0.0
3,563
6.000
%,
09/01/2037 3,708
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
5,606
6.000
%,
09/01/2037 $ 5,759
0.0
128
6.000
%,
10/01/2037 133
0.0
765
6.000
%,
10/01/2037 796
0.0
896
6.000
%,
10/01/2037 927
0.0
1,648
6.000
%,
10/01/2037 1,701
0.0
802
6.000
%,
11/01/2037 815
0.0
5,023
6.000
%,
11/01/2037 5,167
0.0
5,133
6.000
%,
11/01/2037 5,262
0.0
7,076
6.000
%,
11/01/2037 7,336
0.0
18,175
6.000
%,
11/01/2037 18,958
0.0
1,950
6.000
%,
12/01/2037 2,014
0.0
8,460
6.000
%,
12/01/2037 8,816
0.0
12,776
6.000
%,
12/01/2037 13,328
0.0
21,328
6.000
%,
12/01/2037 22,246
0.0
3,809
6.000
%,
01/01/2038 3,902
0.0
635
6.000
%,
02/01/2038 649
0.0
32,615
6.000
%,
02/01/2038 33,835
0.0
1,949
6.000
%,
03/01/2038 2,001
0.0
54,301
6.000
%,
03/01/2038 55,842
0.0
5,962
6.000
%,
04/01/2038 6,167
0.0
109,999
6.000
%,
04/01/2038 114,738
0.0
6,535
6.000
%,
05/01/2038 6,679
0.0
9,047
6.000
%,
05/01/2038 9,432
0.0
910
6.000
%,
06/01/2038 932
0.0
6,346
6.000
%,
07/01/2038 6,527
0.0
20,213
6.000
%,
07/01/2038 20,868
0.0
669
6.000
%,
08/01/2038 686
0.0
1,120
6.000
%,
08/01/2038 1,168
0.0
5,600
6.000
%,
09/01/2038 5,722
0.0
7,489
6.000
%,
09/01/2038 7,679
0.0
29,291
6.000
%,
09/01/2038 30,123
0.0
13,765
6.000
%,
10/01/2038 14,223
0.0
19,330
6.000
%,
10/01/2038 19,968
0.0
29,547
6.000
%,
10/01/2038 30,787
0.0
235,830
6.000
%,
10/01/2039 245,986
0.0
5,460
6.000
%,
11/01/2039 5,582
0.0
14,365,380
6.000
%,
09/01/2053 14,598,826
1.0
5,473,116
6.000
%,
11/01/2053 5,562,057
0.4
140
6.500
%,
04/01/2030 146
0.0
43,562
6.500
%,
02/01/2034 45,275
0.0
3,928
6.500
%,
11/01/2034 4,123
0.0
6,784
6.500
%,
01/01/2036 7,095
0.0
11,858
6.500
%,
03/01/2036 12,362
0.0
18,664
6.500
%,
04/01/2036 19,323
0.0
3,410
6.500
%,
06/01/2036 3,551
0.0
459
6.500
%,
07/01/2036 477
0.0
685
6.500
%,
07/01/2036 715
0.0
4,177
6.500
%,
07/01/2036 4,348
0.0
7,791
6.500
%,
07/01/2036 8,202
0.0
10,436
6.500
%,
07/01/2036 10,888
0.0
25,761
6.500
%,
07/01/2036 26,877
0.0
470
6.500
%,
08/01/2036 490
0.0
454
6.500
%,
09/01/2036 475
0.0
5,553
6.500
%,
09/01/2036 5,728
0.0
5,558
6.500
%,
09/01/2036 5,799
0.0
40,081
6.500
%,
09/01/2036 41,608
0.0
674
6.500
%,
11/01/2036 702
0.0
1,241
6.500
%,
11/01/2036 1,300
0.0
746
6.500
%,
12/01/2036 771
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
10,028
6.500
%,
12/01/2036 $ 10,439
0.0
16,093
6.500
%,
01/01/2037 16,792
0.0
25,445
6.500
%,
01/01/2037 26,546
0.0
2,419
6.500
%,
03/01/2037 2,501
0.0
4,233
6.500
%,
03/01/2037 4,400
0.0
8,903
6.500
%,
03/01/2037 9,257
0.0
35
6.500
%,
07/01/2037 36
0.0
1,072
6.500
%,
08/01/2037 1,118
0.0
1,211
6.500
%,
08/01/2037 1,259
0.0
181
6.500
%,
09/01/2037 190
0.0
471
6.500
%,
09/01/2037 493
0.0
475
6.500
%,
09/01/2037 494
0.0
2,094
6.500
%,
09/01/2037 2,202
0.0
5,851
6.500
%,
09/01/2037 6,071
0.0
51,210
6.500
%,
09/01/2037 53,511
0.0
62,704
6.500
%,
09/01/2037 65,511
0.0
227
6.500
%,
10/01/2037 237
0.0
818
6.500
%,
10/01/2037 862
0.0
1,936
6.500
%,
10/01/2037 2,029
0.0
5,420
6.500
%,
10/01/2037 5,668
0.0
10,649
6.500
%,
10/01/2037 11,088
0.0
35,244
6.500
%,
11/01/2037 36,856
0.0
1,080
6.500
%,
12/01/2037 1,123
0.0
1,152
6.500
%,
12/01/2037 1,197
0.0
1,236
6.500
%,
12/01/2037 1,287
0.0
1,255
6.500
%,
12/01/2037 1,308
0.0
4,298
6.500
%,
12/01/2037 4,467
0.0
4,381
6.500
%,
12/01/2037 4,615
0.0
48,444
6.500
%,
12/01/2037 50,660
0.0
438
6.500
%,
01/01/2038 456
0.0
7,042
6.500
%,
01/01/2038 7,405
0.0
31,657
6.500
%,
03/01/2038 33,175
0.0
19,244
6.500
%,
04/01/2038 20,270
0.0
23,061
6.500
%,
08/01/2038 24,063
0.0
30,438
6.500
%,
08/01/2038 31,665
0.0
18,821
6.500
%,
09/01/2038 19,639
0.0
1,279
6.500
%,
10/01/2038 1,347
0.0
4,840
6.500
%,
10/01/2038 4,993
0.0
10,424
6.500
%,
10/01/2038 10,965
0.0
79,162
6.500
%,
10/01/2038 82,955
0.0
7,396
6.500
%,
11/01/2038 7,768
0.0
383
6.500
%,
01/01/2039 396
0.0
18,898
6.500
%,
01/01/2039 19,705
0.0
4,484
6.500
%,
03/01/2039 4,676
0.0
4,530
6.500
%,
09/01/2039 4,715
0.0
6,916,831
6.500
%,
10/01/2053 7,140,273
0.5
257,742,468
16.7
Total U.S. Government
Agency Obligations
(Cost $432,540,973)
406,044,407
26.3
CORPORATE BONDS/NOTES : 25.5%
Basic Materials : 0.6%
38,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 36,201
0.0
274,000
(1)
Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 243,149
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
128,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 $ 93,267
0.0
38,000  Albemarle Corp.,
4.650%,
06/01/2027 37,697
0.0
36,000
(1)
Albemarle Corp.,
5.050%,
06/01/2032 34,445
0.0
21,000  Albemarle Corp.,
5.450%,
12/01/2044 18,984
0.0
27,000
(1)
Albemarle Corp.,
5.650%,
06/01/2052 22,965
0.0
29,000  ArcelorMittal SA,
4.250%,
07/16/2029 28,331
0.0
23,000  ArcelorMittal SA,
4.550%,
03/11/2026 22,963
0.0
29,000
(1)
ArcelorMittal SA,
6.000%,
06/17/2034 29,698
0.0
29,000
(1)
ArcelorMittal SA,
6.350%,
06/17/2054 28,843
0.0
70,000  ArcelorMittal SA,
6.550%,
11/29/2027 72,901
0.0
25,000  ArcelorMittal SA,
6.750%,
03/01/2041 26,068
0.0
58,000
(1)
ArcelorMittal SA,
6.800%,
11/29/2032 62,453
0.0
40,000  ArcelorMittal SA,
7.000%,
10/15/2039 43,691
0.0
195,000  Barrick PD Australia
Finance Pty Ltd.,
5.950%,
10/15/2039 200,281
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.125%,
02/24/2042 49,824
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.750%,
02/28/2028 59,639
0.0
59,000  BHP Billiton Finance
USA Ltd., 4.875%,
02/27/2026 59,248
0.0
44,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 43,598
0.0
148,000  BHP Billiton Finance
USA Ltd., 5.000%,
09/30/2043 138,574
0.0
41,000
(1)
BHP Billiton Finance
USA Ltd., 5.100%,
09/08/2028 41,891
0.0
50,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 50,639
0.0
53,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 54,476
0.0
89,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 90,086
0.0
47,000
(1)
BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 46,292
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
19,000  BHP Billiton Finance
USA Ltd., 6.420%,
03/01/2026 $ 19,343
0.0
23,000  Celanese US Holdings
LLC, 1.400%,
08/05/2026 21,958
0.0
74,000  Celanese US Holdings
LLC, 6.415%,
07/15/2027 75,272
0.0
44,000
(1)
Celanese US Holdings
LLC, 6.580%,
07/15/2029 45,456
0.0
58,000  Celanese US Holdings
LLC, 6.600%,
11/15/2028 59,875
0.0
58,000
(1)
Celanese US Holdings
LLC, 6.629%,
07/15/2032 59,603
0.0
58,000  Celanese US Holdings
LLC, 6.800%,
11/15/2030 60,156
0.0
58,000  Celanese US Holdings
LLC, 6.950%,
11/15/2033 60,666
0.0
44,000  CF Industries, Inc.,
4.950%,
06/01/2043 38,461
0.0
44,000  CF Industries, Inc.,
5.150%,
03/15/2034 42,781
0.0
44,000  CF Industries, Inc.,
5.375%,
03/15/2044 40,309
0.0
49,000  Dow Chemical Co.,
2.100%,
11/15/2030 42,350
0.0
441,000  Dow Chemical Co.,
3.600%,
11/15/2050 301,025
0.1
235,000  Dow Chemical Co.,
4.250%,
10/01/2034 214,466
0.1
212,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 213,877
0.0
146,000  Eastman Chemical Co.,
4.650%,
10/15/2044 124,253
0.0
273,000  Ecolab, Inc., 2.700%,
12/15/2051 166,434
0.0
29,000
(1)
EIDP, Inc., 2.300%,
07/15/2030 25,928
0.0
35,000  EIDP, Inc., 4.500%,
05/15/2026 35,043
0.0
35,000  EIDP, Inc., 4.800%,
05/15/2033 34,535
0.0
30,000  FMC Corp., 3.200%,
10/01/2026 29,303
0.0
30,000  FMC Corp., 3.450%,
10/01/2029 27,743
0.0
30,000  FMC Corp., 4.500%,
10/01/2049 22,613
0.0
30,000  FMC Corp., 5.150%,
05/18/2026 30,083
0.0
30,000
(1)
FMC Corp., 5.650%,
05/18/2033 29,641
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
30,000  FMC Corp., 6.375%,
05/18/2053 $ 28,978
0.0
29,000  Freeport-McMoRan,
Inc., 4.125%,
03/01/2028 28,560
0.0
27,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 26,041
0.0
26,000  Freeport-McMoRan,
Inc., 4.375%,
08/01/2028 25,704
0.0
35,000  Freeport-McMoRan,
Inc., 4.625%,
08/01/2030 34,221
0.0
27,000  Freeport-McMoRan,
Inc., 5.000%,
09/01/2027 27,064
0.0
28,000
(1)
Freeport-McMoRan,
Inc., 5.250%,
09/01/2029 28,289
0.0
43,000
(1)
Freeport-McMoRan,
Inc., 5.400%,
11/14/2034 43,054
0.0
101,000  Freeport-McMoRan,
Inc., 5.450%,
03/15/2043 94,790
0.0
30,000  International Flavors
& Fragrances, Inc.,
4.375%,
06/01/2047 23,468
0.0
24,000  International Flavors
& Fragrances, Inc.,
4.450%,
09/26/2028 23,769
0.0
47,000  International Flavors
& Fragrances, Inc.,
5.000%,
09/26/2048 40,196
0.0
224,000  International Paper Co.,
4.350%,
08/15/2048 181,227
0.0
184,000  Linde, Inc., 1.100%,
08/10/2030 155,869
0.0
18,000  Lubrizol Corp., 6.500%,
10/01/2034 20,238
0.0
58,000  LYB International
Finance BV, 4.875%,
03/15/2044 50,145
0.0
44,000  LYB International
Finance BV, 5.250%,
07/15/2043 39,782
0.0
34,000  LYB International
Finance II BV, 3.500%,
03/02/2027 33,340
0.0
29,000  LYB International
Finance III LLC,
1.250%,
10/01/2025 28,497
0.0
29,000  LYB International
Finance III LLC,
2.250%,
10/01/2030 25,287
0.0
44,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 32,503
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
58,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 $ 38,916
0.0
29,000  LYB International
Finance III LLC,
3.800%,
10/01/2060 19,020
0.0
58,000  LYB International
Finance III LLC,
4.200%,
10/15/2049 43,493
0.0
58,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 43,358
0.0
44,000  LYB International
Finance III LLC,
5.500%,
03/01/2034 43,727
0.0
29,000
(1)
LYB International
Finance III LLC,
5.625%,
05/15/2033 29,559
0.0
58,000
(1)
LyondellBasell
Industries NV, 4.625%,
02/26/2055 45,910
0.0
137,000
(1)
Mosaic Co., 5.450%,
11/15/2033 137,885
0.0
88,000
(1)
Newmont Corp.,
2.800%,
10/01/2029 81,793
0.0
252,000  Newmont Corp.,
6.250%,
10/01/2039 270,826
0.1
181,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 170,349
0.0
588,000  Nucor Corp., 2.000%,
06/01/2025 585,224
0.1
26,000  Nucor Corp., 2.979%,
12/15/2055 15,827
0.0
33,000
(1)
Nucor Corp., 3.850%,
04/01/2052 24,877
0.0
19,000
(1)
Nucor Corp., 4.400%,
05/01/2048 16,056
0.0
17,000  Nucor Corp., 5.200%,
08/01/2043 16,783
0.0
32,000  Nucor Corp., 6.400%,
12/01/2037 35,186
0.0
39,000  Nutrien Ltd., 2.950%,
05/13/2030 35,709
0.0
30,000  Nutrien Ltd., 3.950%,
05/13/2050 22,477
0.0
24,000  Nutrien Ltd., 4.000%,
12/15/2026 23,807
0.0
26,000  Nutrien Ltd., 4.125%,
03/15/2035 23,409
0.0
44,000  Nutrien Ltd., 4.200%,
04/01/2029 43,155
0.0
44,000  Nutrien Ltd., 4.900%,
03/27/2028 44,411
0.0
30,000  Nutrien Ltd., 4.900%,
06/01/2043 26,960
0.0
44,000  Nutrien Ltd., 5.000%,
04/01/2049 39,054
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
27,000  Nutrien Ltd., 5.250%,
01/15/2045 $ 25,071
0.0
27,000  Nutrien Ltd., 5.625%,
12/01/2040 26,802
0.0
44,000  Nutrien Ltd., 5.800%,
03/27/2053 43,465
0.0
28,000  Nutrien Ltd., 5.875%,
12/01/2036 28,885
0.0
24,000  Nutrien Ltd., 6.125%,
01/15/2041 24,630
0.0
71,000  PPG Industries, Inc.,
1.200%,
03/15/2026 68,778
0.0
56,000
(1)
PPG Industries, Inc.,
2.550%,
06/15/2030 50,695
0.0
18,000  Rio Tinto Alcan, Inc.,
5.750%,
06/01/2035 19,004
0.0
44,000
(1)
Rio Tinto Alcan, Inc.,
6.125%,
12/15/2033 47,120
0.0
24,000  Rio Tinto Alcan, Inc.,
7.250%,
03/15/2031 26,936
0.0
74,000  Rio Tinto Finance
USA Ltd., 2.750%,
11/02/2051 45,214
0.0
68,000  Rio Tinto Finance
USA Ltd., 5.200%,
11/02/2040 66,343
0.0
44,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 47,555
0.0
44,000  Rio Tinto Finance
USA PLC, 4.125%,
08/21/2042 37,064
0.0
30,000  Rio Tinto Finance
USA PLC, 4.750%,
03/22/2042 27,292
0.0
38,000
(1)
Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 38,238
0.0
65,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 60,069
0.0
17,000  RPM International, Inc.,
2.950%,
01/15/2032 14,854
0.0
23,000  RPM International, Inc.,
3.750%,
03/15/2027 22,649
0.0
17,000
(1)
RPM International, Inc.,
4.250%,
01/15/2048 14,231
0.0
20,000  RPM International, Inc.,
4.550%,
03/01/2029 19,888
0.0
17,000  RPM International, Inc.,
5.250%,
06/01/2045 16,258
0.0
30,000  Sherwin-Williams Co.,
2.900%,
03/15/2052 18,334
0.0
30,000  Sherwin-Williams Co.,
3.300%,
05/15/2050 20,315
0.0
588,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 575,516
0.1
33,000  Sherwin-Williams Co.,
3.800%,
08/15/2049 24,651
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
43,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 $ 36,585
0.0
198,000  Southern Copper Corp.,
5.875%,
04/23/2045 194,515
0.0
65,000  Southern Copper Corp.,
6.750%,
04/16/2040 70,620
0.0
20,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 18,608
0.0
29,000  Steel Dynamics, Inc.,
3.250%,
01/15/2031 26,577
0.0
23,000  Steel Dynamics, Inc.,
3.250%,
10/15/2050 15,165
0.0
35,000  Steel Dynamics, Inc.,
3.450%,
04/15/2030 32,848
0.0
23,000  Steel Dynamics, Inc.,
5.000%,
12/15/2026 22,981
0.0
35,000  Steel Dynamics, Inc.,
5.375%,
08/15/2034 35,108
0.0
195,000  Suzano Austria GmbH,
2.500%,
09/15/2028 178,242
0.0
93,000  Suzano Austria GmbH,
3.750%,
01/15/2031 83,956
0.0
59,000
(1)
Suzano Austria GmbH
DM3N, 3.125%,
01/15/2032 50,501
0.0
41,000  Suzano International
Finance BV, 5.500%,
01/17/2027 41,478
0.0
89,000  Vale Overseas Ltd.,
3.750%,
07/08/2030 82,793
0.0
89,000
(1)
Vale Overseas Ltd.,
6.125%,
06/12/2033 91,456
0.0
79,000  Vale Overseas Ltd.,
6.875%,
11/21/2036 85,794
0.0
68,000  Vale Overseas Ltd.,
6.875%,
11/10/2039 74,188
0.0
29,000  Vale SA, 5.625%,
09/11/2042 28,479
0.0
21,000  Westlake Corp.,
2.875%,
08/15/2041 14,196
0.0
36,000  Westlake Corp.,
3.125%,
08/15/2051 22,303
0.0
18,000
(1)
Westlake Corp.,
3.375%,
06/15/2030 16,793
0.0
27,000  Westlake Corp.,
3.375%,
08/15/2061 16,072
0.0
44,000  Westlake Corp.,
3.600%,
08/15/2026 43,393
0.0
30,000  Westlake Corp.,
4.375%,
11/15/2047 23,792
0.0
41,000
(1)
Westlake Corp.,
5.000%,
08/15/2046 36,219
0.0
9,078,690
0.6
Communications : 2.3%
500,000
(1)
Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 437,263
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
200,000
(1)
Alibaba Group
Holding Ltd., 2.700%,
02/09/2041 $ 139,274
0.0
588,000
(1)
Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 572,730
0.1
407,000  Alphabet, Inc., 1.100%,
08/15/2030 346,813
0.0
304,000  Alphabet, Inc., 1.900%,
08/15/2040 203,756
0.0
74,000  Amazon.com, Inc.,
0.800%,
06/03/2025 73,546
0.0
163,000  Amazon.com, Inc.,
1.000%,
05/12/2026 157,582
0.0
74,000  Amazon.com, Inc.,
1.200%,
06/03/2027 69,596
0.0
118,000  Amazon.com, Inc.,
1.500%,
06/03/2030 102,525
0.0
133,000  Amazon.com, Inc.,
1.650%,
05/12/2028 123,404
0.0
178,000  Amazon.com, Inc.,
2.100%,
05/12/2031 155,221
0.0
148,000  Amazon.com, Inc.,
2.500%,
06/03/2050 89,605
0.0
118,000  Amazon.com, Inc.,
2.700%,
06/03/2060 68,675
0.0
118,000  Amazon.com, Inc.,
2.875%,
05/12/2041 88,223
0.0
192,000  Amazon.com, Inc.,
3.100%,
05/12/2051 130,543
0.0
207,000  Amazon.com, Inc.,
3.150%,
08/22/2027 202,474
0.0
104,000  Amazon.com, Inc.,
3.250%,
05/12/2061 68,730
0.0
118,000  Amazon.com, Inc.,
3.300%,
04/13/2027 116,040
0.0
89,000
(1)
Amazon.com, Inc.,
3.450%,
04/13/2029 86,850
0.0
148,000  Amazon.com, Inc.,
3.600%,
04/13/2032 139,509
0.0
163,000  Amazon.com, Inc.,
3.875%,
08/22/2037 146,628
0.0
148,000  Amazon.com, Inc.,
3.950%,
04/13/2052 118,039
0.0
207,000  Amazon.com, Inc.,
4.050%,
08/22/2047 172,306
0.0
74,000  Amazon.com, Inc.,
4.100%,
04/13/2062 58,686
0.0
133,000  Amazon.com, Inc.,
4.250%,
08/22/2057 109,612
0.0
118,000  Amazon.com, Inc.,
4.550%,
12/01/2027 119,272
0.0
74,000
(1)
Amazon.com, Inc.,
4.600%,
12/01/2025 74,250
0.0
89,000  Amazon.com, Inc.,
4.650%,
12/01/2029 90,739
0.0
133,000  Amazon.com, Inc.,
4.700%,
12/01/2032 134,188
0.0
74,000  Amazon.com, Inc.,
4.800%,
12/05/2034 74,787
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
89,000  Amazon.com, Inc.,
4.950%,
12/05/2044 $ 86,466
0.0
52,000  Amazon.com, Inc.,
5.200%,
12/03/2025 52,235
0.0
408,000  America Movil SAB de
CV, 6.125%,
11/15/2037 429,191
0.1
37,000  America Movil SAB de
CV, 6.375%,
03/01/2035 39,806
0.0
588,000  AT&T, Inc., 1.700%,
03/25/2026 572,006
0.1
1,175,000  AT&T, Inc., 3.500%,
06/01/2041 907,086
0.1
1,114,000  AT&T, Inc., 3.500%,
09/15/2053 760,212
0.1
588,000  AT&T, Inc., 3.650%,
06/01/2051 416,773
0.0
588,000  AT&T, Inc., 4.500%,
05/15/2035 552,915
0.1
500,000  AT&T, Inc., 4.650%,
06/01/2044 431,515
0.1
588,000  Baidu, Inc., 1.720%,
04/09/2026 570,769
0.1
68,000  Bell Telephone Co. of
Canada or Bell Canada,
4.464%,
04/01/2048 55,376
0.0
50,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 49,368
0.0
41,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.200%,
02/15/2034 41,004
0.0
44,000  Bell Telephone Co. of
Canada or Bell Canada,
5.550%,
02/15/2054 41,696
0.0
29,000  Booking Holdings, Inc.,
3.550%,
03/15/2028 28,431
0.0
58,000  Booking Holdings, Inc.,
3.600%,
06/01/2026 57,501
0.0
87,000
(1)
Booking Holdings, Inc.,
4.625%,
04/13/2030 87,215
0.0
201,000  British
Telecommunications
PLC, 9.625%,
12/15/2030 245,485
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 65,767
0.0
58,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 46,981
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
93,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 $ 80,327
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 60,321
0.0
79,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
03/01/2042 54,091
0.0
119,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.700%,
04/01/2051 75,096
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.750%,
02/15/2028 56,232
0.0
108,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 65,643
0.0
140,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 90,591
0.0
81,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 49,807
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 71,608
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
04/01/2033 52,460
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
81,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 $ 53,829
0.0
163,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 122,970
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.050%,
03/30/2029 72,688
0.0
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.125%,
07/01/2049 57,982
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 70,351
0.0
47,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
04/01/2038 42,402
0.0
146,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 121,069
0.0
58,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.500%,
04/01/2063 46,609
0.0
143,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.750%,
04/01/2048 123,421
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 89,863
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
64,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.150%,
11/10/2026 $ 65,318
0.0
116,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.384%,
10/23/2035 117,608
0.0
204,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 194,070
0.0
87,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 89,543
0.0
52,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 53,927
0.0
29,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.834%,
10/23/2055 28,240
0.0
769,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 790,918
0.1
1,391,000  Comcast Corp.,
1.950%,
01/15/2031 1,194,214
0.1
93,000  Comcast Corp.,
2.650%,
02/01/2030 85,169
0.0
315,000  Comcast Corp.,
2.887%,
11/01/2051 192,261
0.0
353,000  Comcast Corp.,
2.937%,
11/01/2056 207,578
0.0
236,000  Comcast Corp.,
2.987%,
11/01/2063 134,297
0.0
93,000  Comcast Corp.,
3.400%,
04/01/2030 88,027
0.0
588,000  Comcast Corp.,
3.750%,
04/01/2040 482,595
0.1
425,000  Comcast Corp.,
3.969%,
11/01/2047 328,451
0.0
441,000  Comcast Corp.,
4.200%,
08/15/2034 412,130
0.0
81,000
(1)
Comcast Corp.,
4.250%,
10/15/2030 79,516
0.0
441,000  Comcast Corp.,
4.250%,
01/15/2033 419,413
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
68,000  Comcast Corp.,
6.500%,
11/15/2035 $ 75,285
0.0
24,000  Corning, Inc., 3.900%,
11/15/2049 18,133
0.0
44,000  Corning, Inc., 4.375%,
11/15/2057 35,033
0.0
18,000
(1)
Corning, Inc., 4.700%,
03/15/2037 17,031
0.0
30,000  Corning, Inc., 4.750%,
03/15/2042 27,006
0.0
33,000  Corning, Inc., 5.350%,
11/15/2048 31,454
0.0
65,000  Corning, Inc., 5.450%,
11/15/2079 59,282
0.0
24,000  Corning, Inc., 5.750%,
08/15/2040 24,347
0.0
18,000  Corning, Inc., 5.850%,
11/15/2068 17,620
0.0
246,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 288,784
0.0
734,000  Discovery
Communications LLC,
3.625%,
05/15/2030 660,568
0.1
439,000  eBay, Inc., 2.700%,
03/11/2030 399,885
0.0
30,000  Expedia Group, Inc.,
2.950%,
03/15/2031 26,895
0.0
74,000  Expedia Group, Inc.,
3.250%,
02/15/2030 69,009
0.0
59,000  Expedia Group, Inc.,
3.800%,
02/15/2028 57,552
0.0
44,000  Expedia Group, Inc.,
4.625%,
08/01/2027 43,988
0.0
44,000  Expedia Group, Inc.,
5.000%,
02/15/2026 44,064
0.0
36,000
(1)
Fox Corp., 3.500%,
04/08/2030 33,967
0.0
118,000  Fox Corp., 4.709%,
01/25/2029 117,607
0.0
74,000  Fox Corp., 5.476%,
01/25/2039 71,391
0.0
91,000  Fox Corp., 5.576%,
01/25/2049 85,299
0.0
74,000  Fox Corp., 6.500%,
10/13/2033 79,291
0.0
186,000  Grupo Televisa SAB,
6.625%,
01/15/2040 172,366
0.0
18,000  Grupo Televisa SAB,
8.500%,
03/11/2032 19,907
0.0
230,000  Interpublic Group of
Cos., Inc., 2.400%,
03/01/2031 201,156
0.0
23,000  Juniper Networks, Inc.,
1.200%,
12/10/2025 22,443
0.0
23,000  Juniper Networks, Inc.,
2.000%,
12/10/2030 19,622
0.0
29,000
(1)
Juniper Networks, Inc.,
3.750%,
08/15/2029 27,898
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
23,000  Juniper Networks, Inc.,
5.950%,
03/15/2041 $ 23,037
0.0
828,000  Meta Platforms, Inc.,
3.850%,
08/15/2032 783,390
0.1
154,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 131,210
0.0
35,000  Meta Platforms, Inc.,
4.800%,
05/15/2030 35,764
0.0
104,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 105,322
0.0
182,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 178,454
0.0
110,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 108,314
0.0
148,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 149,314
0.0
104,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 105,715
0.0
53,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 46,338
0.0
50,000  Motorola Solutions, Inc.,
2.750%,
05/24/2031 44,315
0.0
41,000  Motorola Solutions, Inc.,
4.600%,
02/23/2028 41,147
0.0
47,000  Motorola Solutions, Inc.,
4.600%,
05/23/2029 46,813
0.0
24,000
(1)
Motorola Solutions, Inc.,
5.000%,
04/15/2029 24,261
0.0
53,000  Motorola Solutions, Inc.,
5.400%,
04/15/2034 53,646
0.0
24,000  Motorola Solutions, Inc.,
5.500%,
09/01/2044 23,327
0.0
36,000
(1)
Motorola Solutions, Inc.,
5.600%,
06/01/2032 37,224
0.0
306,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 264,208
0.0
58,000  Netflix, Inc., 4.375%,
11/15/2026 58,118
0.0
93,000  Netflix, Inc., 4.875%,
04/15/2028 94,361
0.0
58,000  Netflix, Inc., 4.900%,
08/15/2034 58,064
0.0
47,000  Netflix, Inc., 5.400%,
08/15/2054 46,145
0.0
111,000  Netflix, Inc., 5.875%,
11/15/2028 116,126
0.0
47,000  Netflix, Inc., 6.375%,
05/15/2029 50,319
0.0
29,000  Nokia Oyj, 4.375%,
06/12/2027 28,673
0.0
29,000  Nokia Oyj, 6.625%,
05/15/2039 29,824
0.0
91,000
(1)
Omnicom Group, Inc.,
5.300%,
11/01/2034 90,941
0.0
177,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 175,292
0.0
182,000  Orange SA, 5.500%,
02/06/2044 179,569
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
569,000
(1)
Paramount Global,
4.200%,
05/19/2032 $ 510,487
0.1
86,000  Paramount Global,
4.375%,
03/15/2043 63,743
0.0
132,000  Paramount Global,
5.850%,
09/01/2043 115,673
0.0
595,000
(1)
Rogers
Communications, Inc.,
3.800%,
03/15/2032 540,365
0.1
83,000  Rogers
Communications, Inc.,
4.550%,
03/15/2052 66,232
0.0
250,000  Rogers
Communications, Inc.,
5.000%,
03/15/2044 221,300
0.0
457,000  Sprint Capital Corp.,
6.875%,
11/15/2028 488,036
0.1
232,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 230,161
0.0
514,000  Telefonica Emisiones
SA, 7.045%,
06/20/2036 570,178
0.1
36,000  TELUS Corp., 2.800%,
02/16/2027 34,809
0.0
53,000  TELUS Corp., 3.400%,
05/13/2032 47,438
0.0
30,000  TELUS Corp., 3.700%,
09/15/2027 29,421
0.0
30,000  TELUS Corp., 4.300%,
06/15/2049 23,315
0.0
44,000  TELUS Corp., 4.600%,
11/16/2048 36,148
0.0
588,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 448,302
0.1
65,000  T-Mobile USA, Inc.,
1.500%,
02/15/2026 63,237
0.0
104,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 97,156
0.0
115,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 112,748
0.0
65,000  T-Mobile USA, Inc.,
2.250%,
11/15/2031 55,248
0.0
30,000  T-Mobile USA, Inc.,
2.400%,
03/15/2029 27,567
0.0
160,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 141,097
0.0
75,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 73,579
0.0
59,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 54,667
0.0
60,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 51,920
0.0
65,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 58,252
0.0
160,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 116,153
0.0
190,000  T-Mobile USA, Inc.,
3.300%,
02/15/2051 126,934
0.0
139,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 132,163
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
175,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 $ 118,365
0.0
155,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 143,481
0.0
105,000  T-Mobile USA, Inc.,
3.600%,
11/15/2060 70,355
0.0
250,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 246,413
0.0
443,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 424,816
0.1
125,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 110,088
0.0
190,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 158,126
0.0
95,000  T-Mobile USA, Inc.,
4.750%,
02/01/2028 94,964
0.0
53,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 53,417
0.0
65,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 65,762
0.0
165,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 163,947
0.0
80,000  T-Mobile USA, Inc.,
5.200%,
01/15/2033 80,664
0.0
30,000  T-Mobile USA, Inc.,
5.375%,
04/15/2027 30,002
0.0
110,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 107,388
0.0
65,000  T-Mobile USA, Inc.,
5.750%,
01/15/2034 67,740
0.0
80,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 79,214
0.0
45,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 44,207
0.0
65,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 66,405
0.0
146,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 144,240
0.0
300,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 250,219
0.0
70,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 68,814
0.0
84,000  Uber Technologies, Inc.,
4.800%,
09/15/2034 81,670
0.0
70,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 65,464
0.0
59,000  Verizon
Communications, Inc.,
1.500%,
09/18/2030 50,064
0.0
68,000  Verizon
Communications, Inc.,
1.680%,
10/30/2030 57,903
0.0
133,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 112,500
0.0
274,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 231,944
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
219,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 $ 193,038
0.0
178,000  Verizon
Communications, Inc.,
2.650%,
11/20/2040 125,082
0.0
56,000  Verizon
Communications, Inc.,
2.850%,
09/03/2041 39,442
0.0
154,000
(1)
Verizon
Communications, Inc.,
2.875%,
11/20/2050 95,981
0.0
204,000  Verizon
Communications, Inc.,
2.987%,
10/30/2056 122,647
0.0
112,000
(1)
Verizon
Communications, Inc.,
3.000%,
11/20/2060 66,158
0.0
89,000
(1)
Verizon
Communications, Inc.,
3.150%,
03/22/2030 82,988
0.0
155,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 119,406
0.0
252,000
(1)
Verizon
Communications, Inc.,
3.550%,
03/22/2051 180,056
0.0
196,000  Verizon
Communications, Inc.,
3.700%,
03/22/2061 135,103
0.0
40,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 32,027
0.0
59,000  Verizon
Communications, Inc.,
3.875%,
02/08/2029 57,613
0.0
56,000  Verizon
Communications, Inc.,
3.875%,
03/01/2052 41,875
0.0
66,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 50,838
0.0
234,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 227,742
0.0
52,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 41,706
0.0
76,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 69,762
0.0
112,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 105,830
0.0
127,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 121,984
0.0
70,000  Verizon
Communications, Inc.,
4.522%,
09/15/2048 59,037
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
40,000  Verizon
Communications, Inc.,
4.672%,
03/15/2055 $ 33,742
0.0
29,000  Verizon
Communications, Inc.,
4.750%,
11/01/2041 26,262
0.0
452,000
(4)
Verizon
Communications, Inc.,
4.780%,
02/15/2035 438,945
0.1
67,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 62,608
0.0
132,000  Verizon
Communications, Inc.,
4.862%,
08/21/2046 118,258
0.0
39,000  Verizon
Communications, Inc.,
5.012%,
04/15/2049 36,523
0.0
44,000  Verizon
Communications, Inc.,
5.012%,
08/21/2054 39,401
0.0
59,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 59,281
0.0
65,000  Verizon
Communications, Inc.,
5.250%,
03/16/2037 64,572
0.0
25,000  Verizon
Communications, Inc.,
5.500%,
03/16/2047 24,449
0.0
25,000  Verizon
Communications, Inc.,
5.850%,
09/15/2035 26,084
0.0
20,000  Verizon
Communications, Inc.,
6.400%,
09/15/2033 21,822
0.0
48,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 52,780
0.0
33,000  Verizon
Communications, Inc.,
7.750%,
12/01/2030 37,772
0.0
87,000  Vodafone Group PLC,
4.250%,
09/17/2050 67,050
0.0
44,000  Vodafone Group PLC,
4.375%,
02/19/2043 37,961
0.0
102,000  Vodafone Group PLC,
4.875%,
06/19/2049 87,060
0.0
34,000
(1)
Vodafone Group PLC,
5.000%,
05/30/2038 32,830
0.0
29,000  Vodafone Group PLC,
5.125%,
06/19/2059 25,134
0.0
84,000  Vodafone Group PLC,
5.250%,
05/30/2048 77,373
0.0
41,000  Vodafone Group PLC,
5.625%,
02/10/2053 38,497
0.0
116,000
(1)
Vodafone Group PLC,
5.750%,
06/28/2054 110,788
0.0
29,000  Vodafone Group PLC,
5.750%,
02/10/2063 27,370
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
58,000  Vodafone Group PLC,
5.875%,
06/28/2064 $ 55,663
0.0
73,000  Vodafone Group PLC,
6.150%,
02/27/2037 77,384
0.0
29,000  Vodafone Group PLC,
6.250%,
11/30/2032 31,484
0.0
43,000  Vodafone Group PLC,
7.875%,
02/15/2030 49,229
0.0
89,000  Walt Disney Co.,
1.750%,
01/13/2026 87,217
0.0
588,000  Walt Disney Co.,
2.200%,
01/13/2028 557,601
0.1
148,000  Walt Disney Co.,
2.650%,
01/13/2031 133,741
0.0
588,000  Walt Disney Co.,
3.600%,
01/13/2051 433,831
0.1
250,000  Walt Disney Co.,
4.750%,
09/15/2044 227,095
0.0
35,198,036
2.3
Consumer, Cyclical : 1.6%
139,120  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 132,688
0.0
77,254  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 73,056
0.0
90,749  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 86,217
0.0
39,000  American Honda
Finance Corp., 4.600%,
04/17/2030 38,676
0.0
28,000  American Honda
Finance Corp., 4.700%,
01/12/2028 28,149
0.0
39,000  American Honda
Finance Corp., 4.900%,
03/12/2027 39,316
0.0
42,000
(1)
American Honda
Finance Corp., 4.900%,
03/13/2029 42,374
0.0
45,000  American Honda
Finance Corp., 5.650%,
11/15/2028 46,569
0.0
28,000  American Honda
Finance Corp., GMTN,
3.500%,
02/15/2028 27,245
0.0
39,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 38,981
0.0
42,000  American Honda
Finance Corp., GMTN,
4.400%,
09/05/2029 41,436
0.0
42,000
(1)
American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 41,993
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
39,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 $ 38,837
0.0
39,000  American Honda
Finance Corp., GMTN,
4.900%,
07/09/2027 39,358
0.0
42,000  American Honda
Finance Corp., GMTN,
5.050%,
07/10/2031 42,331
0.0
45,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 45,768
0.0
28,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 29,467
0.0
42,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 40,189
0.0
31,000  American Honda
Finance Corp., MTN,
1.800%,
01/13/2031 26,233
0.0
42,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 39,087
0.0
36,000  American Honda
Finance Corp., MTN,
2.250%,
01/12/2029 33,007
0.0
28,000  American Honda
Finance Corp., MTN,
2.350%,
01/08/2027 27,010
0.0
168,000  Aptiv PLC, 3.100%,
12/01/2051 98,464
0.0
18,000  Aptiv PLC, 4.350%,
03/15/2029 17,678
0.0
18,000  Aptiv PLC, 4.400%,
10/01/2046 13,657
0.0
21,000  Aptiv PLC, 5.400%,
03/15/2049 18,126
0.0
47,000
(1)
Aptiv PLC / Aptiv Corp.,
3.250%,
03/01/2032 40,975
0.0
59,000  Aptiv PLC / Aptiv Corp.,
4.150%,
05/01/2052 41,823
0.0
23,000  AutoNation, Inc.,
1.950%,
08/01/2028 20,948
0.0
26,000  AutoNation, Inc.,
2.400%,
08/01/2031 21,779
0.0
17,000  AutoNation, Inc.,
3.800%,
11/15/2027 16,589
0.0
41,000  AutoNation, Inc.,
3.850%,
03/01/2032 37,013
0.0
26,000  AutoNation, Inc.,
4.500%,
10/01/2025 25,959
0.0
29,000  AutoNation, Inc.,
4.750%,
06/01/2030 28,482
0.0
500,000  AutoZone, Inc., 1.650%,
01/15/2031 420,744
0.1
65,000  BorgWarner, Inc.,
2.650%,
07/01/2027 62,311
0.0
30,000  BorgWarner, Inc.,
4.375%,
03/15/2045 24,430
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
32,000  Brunswick Corp.,
2.400%,
08/18/2031 $ 26,627
0.0
26,000
(1)
Brunswick Corp.,
4.400%,
09/15/2032 23,808
0.0
17,000  Brunswick Corp.,
5.100%,
04/01/2052 12,909
0.0
23,000
(1)
Brunswick Corp.,
5.850%,
03/18/2029 23,542
0.0
23,000  Choice Hotels
International, Inc.,
3.700%,
12/01/2029 21,667
0.0
26,000  Choice Hotels
International, Inc.,
3.700%,
01/15/2031 23,827
0.0
35,000  Choice Hotels
International, Inc.,
5.850%,
08/01/2034 35,096
0.0
74,000  Costco Wholesale
Corp., 1.375%,
06/20/2027 69,758
0.0
104,000  Costco Wholesale
Corp., 1.600%,
04/20/2030 91,213
0.0
59,000  Costco Wholesale
Corp., 1.750%,
04/20/2032 49,430
0.0
59,000  Costco Wholesale
Corp., 3.000%,
05/18/2027 57,825
0.0
216,000  Cummins, Inc., 1.500%,
09/01/2030 185,162
0.0
127,000  Cummins, Inc., 2.600%,
09/01/2050 76,432
0.0
29,000  Darden Restaurants,
Inc., 3.850%,
05/01/2027 28,579
0.0
17,000  Darden Restaurants,
Inc., 4.550%,
02/15/2048 13,942
0.0
29,000  Darden Restaurants,
Inc., 6.300%,
10/10/2033 30,750
0.0
25,582  Delta Air Lines Pass
Through Trust 20-1,
AA, 2.000%,
12/10/2029 23,914
0.0
28,000  Delta Air Lines, Inc.,
3.750%,
10/28/2029 26,242
0.0
24,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 23,541
0.0
50,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 50,906
0.0
44,000
(1)
Dick's Sporting
Goods, Inc., 3.150%,
01/15/2032 38,948
0.0
44,000  Dick's Sporting
Goods, Inc., 4.100%,
01/15/2052 31,613
0.0
59,000  Dollar General Corp.,
3.500%,
04/03/2030 55,222
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
36,000  Dollar General Corp.,
3.875%,
04/15/2027 $ 35,526
0.0
30,000  Dollar General Corp.,
4.125%,
05/01/2028 29,550
0.0
33,000  Dollar General Corp.,
4.625%,
11/01/2027 33,075
0.0
41,000
(1)
Dollar General Corp.,
5.000%,
11/01/2032 40,205
0.0
30,000
(1)
Dollar General Corp.,
5.200%,
07/05/2028 30,438
0.0
117,000
(1)
Dollar General Corp.,
5.450%,
07/05/2033 117,428
0.0
13,000
(1)
Dollar General Corp.,
5.500%,
11/01/2052 11,929
0.0
47,000
(1)
Dollar Tree, Inc.,
2.650%,
12/01/2031 40,530
0.0
24,000  Dollar Tree, Inc.,
3.375%,
12/01/2051 15,309
0.0
59,000  Dollar Tree, Inc.,
4.000%,
05/15/2025 58,927
0.0
74,000  Dollar Tree, Inc.,
4.200%,
05/15/2028 72,666
0.0
592,000  Ford Motor Co.,
3.250%,
02/12/2032 488,147
0.1
355,000  Ford Motor Co.,
4.346%,
12/08/2026 349,732
0.0
118,000  Ford Motor Co.,
4.750%,
01/15/2043 89,593
0.0
77,000  Ford Motor Co.,
5.291%,
12/08/2046 62,054
0.0
414,000  Ford Motor Co.,
6.100%,
08/19/2032 406,101
0.1
106,000  Ford Motor Co.,
6.625%,
10/01/2028 110,663
0.0
25,000  Ford Motor Co.,
7.400%,
11/01/2046 25,711
0.0
216,000  Ford Motor Co.,
7.450%,
07/16/2031 229,095
0.0
102,000  Ford Motor Co.,
9.625%,
04/22/2030 116,588
0.0
44,000  General Motors Co.,
5.000%,
04/01/2035 40,637
0.0
74,000  General Motors Co.,
5.200%,
04/01/2045 62,149
0.0
44,000  General Motors Co.,
5.400%,
04/01/2048 37,590
0.0
89,000  General Motors Co.,
6.250%,
10/02/2043 85,699
0.0
441,000  General Motors Co.,
6.600%,
04/01/2036 455,548
0.1
500,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 463,216
0.1
59,000  General Motors
Financial Co., Inc.,
2.700%,
06/10/2031 50,353
0.0
177,000  General Motors
Financial Co., Inc.,
3.100%,
01/12/2032 151,331
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 $ 484,650
0.1
500,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 495,598
0.1
588,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 589,240
0.1
89,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 89,424
0.0
199,000
(1)
Hasbro, Inc., 3.900%,
11/19/2029 189,393
0.0
89,000  Home Depot, Inc.,
2.700%,
04/15/2030 81,724
0.0
500,000  Home Depot, Inc.,
2.800%,
09/14/2027 483,371
0.1
73,000  Home Depot, Inc.,
3.250%,
04/15/2032 66,617
0.0
657,000  Home Depot, Inc.,
3.300%,
04/15/2040 521,107
0.1
73,000  Home Depot, Inc.,
4.500%,
09/15/2032 72,302
0.0
102,000  Home Depot, Inc.,
4.950%,
06/25/2034 102,379
0.0
29,000  Home Depot, Inc.,
5.400%,
09/15/2040 29,283
0.0
1,112,000  Home Depot, Inc.,
5.875%,
12/16/2036 1,189,618
0.1
58,000  Home Depot, Inc.,
5.950%,
04/01/2041 61,292
0.0
56,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 54,038
0.0
42,000
(1)
Honda Motor Co. Ltd.,
2.967%,
03/10/2032 37,054
0.0
23,000
(1)
Hyatt Hotels Corp.,
4.375%,
09/15/2028 22,655
0.0
23,000  Hyatt Hotels Corp.,
4.850%,
03/15/2026 23,002
0.0
26,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 26,262
0.0
20,000  Hyatt Hotels Corp.,
5.500%,
06/30/2034 19,644
0.0
35,000  Hyatt Hotels Corp.,
5.750%,
01/30/2027 35,617
0.0
26,000  Hyatt Hotels Corp.,
5.750%,
04/23/2030 26,737
0.0
56,000  Las Vegas Sands Corp.,
3.500%,
08/18/2026 54,952
0.0
42,000  Las Vegas Sands Corp.,
3.900%,
08/08/2029 39,538
0.0
42,000  Las Vegas Sands Corp.,
5.900%,
06/01/2027 42,689
0.0
28,000  Las Vegas Sands Corp.,
6.000%,
08/15/2029 28,633
0.0
28,000  Las Vegas Sands Corp.,
6.200%,
08/15/2034 28,098
0.0
86,000  Lear Corp., 4.250%,
05/15/2029 83,531
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
58,000  Lear Corp., 5.250%,
05/15/2049 $ 50,039
0.0
29,000  Leggett & Platt, Inc.,
3.500%,
11/15/2027 27,849
0.0
29,000  Leggett & Platt, Inc.,
3.500%,
11/15/2051 17,546
0.0
29,000
(1)
Leggett & Platt, Inc.,
4.400%,
03/15/2029 27,479
0.0
120,000  Lennar Corp., 4.750%,
11/29/2027 120,176
0.0
47,000  LKQ Corp., 5.750%,
06/15/2028 48,064
0.0
35,000  LKQ Corp., 6.250%,
06/15/2033 36,416
0.0
59,000  Lowe's Cos., Inc.,
1.300%,
04/15/2028 53,772
0.0
59,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 53,729
0.0
74,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 63,156
0.0
80,000  Lowe's Cos., Inc.,
2.500%,
04/15/2026 78,483
0.0
89,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 78,923
0.0
59,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 40,865
0.0
104,000  Lowe's Cos., Inc.,
3.000%,
10/15/2050 65,086
0.0
89,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 86,577
0.0
44,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 43,093
0.0
44,000
(1)
Lowe's Cos., Inc.,
3.375%,
09/15/2025 43,761
0.0
30,000  Lowe's Cos., Inc.,
3.500%,
04/01/2051 20,678
0.0
89,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 85,852
0.0
80,000  Lowe's Cos., Inc.,
3.700%,
04/15/2046 59,632
0.0
89,000  Lowe's Cos., Inc.,
3.750%,
04/01/2032 82,609
0.0
89,000  Lowe's Cos., Inc.,
4.050%,
05/03/2047 69,377
0.0
89,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 69,675
0.0
25,000  Lowe's Cos., Inc.,
4.375%,
09/15/2045 20,756
0.0
59,000
(1)
Lowe's Cos., Inc.,
4.400%,
09/08/2025 58,948
0.0
74,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 57,616
0.0
74,000
(1)
Lowe's Cos., Inc.,
4.500%,
04/15/2030 73,446
0.0
36,000  Lowe's Cos., Inc.,
4.550%,
04/05/2049 30,048
0.0
30,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 26,441
0.0
59,000
(1)
Lowe's Cos., Inc.,
4.800%,
04/01/2026 59,183
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
74,000
(1)
Lowe's Cos., Inc.,
5.000%,
04/15/2033 $ 73,728
0.0
21,000  Lowe's Cos., Inc.,
5.000%,
04/15/2040 19,833
0.0
26,000  Lowe's Cos., Inc.,
5.125%,
04/15/2050 23,470
0.0
59,000  Lowe's Cos., Inc.,
5.150%,
07/01/2033 59,419
0.0
20,000  Lowe's Cos., Inc.,
5.500%,
10/15/2035 20,564
0.0
89,000  Lowe's Cos., Inc.,
5.625%,
04/15/2053 85,972
0.0
30,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 29,443
0.0
59,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 57,348
0.0
30,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 29,342
0.0
18,000  Lowe's Cos., Inc.,
6.500%,
03/15/2029 19,274
0.0
50,000  Magna International,
Inc., 2.450%,
06/15/2030 44,386
0.0
230,000  Marriott International,
Inc., 5.000%,
10/15/2027 232,926
0.0
376,000
(1)
Marriott International,
Inc. HH, 2.850%,
04/15/2031 334,519
0.0
360,000  McDonald's Corp.,
MTN, 3.700%,
01/30/2026 357,717
0.1
400,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 350,805
0.0
238,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 230,838
0.0
325,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 355,227
0.0
21,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 18,187
0.0
18,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 17,159
0.0
21,000  MDC Holdings, Inc.,
3.966%,
08/06/2061 16,094
0.0
30,000  MDC Holdings, Inc.,
6.000%,
01/15/2043 29,375
0.0
87,000  Mercedes-Benz Finance
North America LLC,
8.500%,
01/18/2031 102,528
0.0
185,000  NIKE, Inc., 2.375%,
11/01/2026 180,058
0.0
295,000  NIKE, Inc., 3.375%,
11/01/2046 216,083
0.0
30,000  O'Reilly Automotive,
Inc., 1.750%,
03/15/2031 25,277
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
30,000  O'Reilly Automotive,
Inc., 3.550%,
03/15/2026 $ 29,738
0.0
44,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 43,101
0.0
30,000  O'Reilly Automotive,
Inc., 3.900%,
06/01/2029 29,159
0.0
30,000  O'Reilly Automotive,
Inc., 4.200%,
04/01/2030 29,283
0.0
30,000
(1)
O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 29,902
0.0
50,000  O'Reilly Automotive,
Inc., 4.700%,
06/15/2032 48,999
0.0
44,000  O'Reilly Automotive,
Inc., 5.750%,
11/20/2026 44,821
0.0
18,000  PACCAR Financial
Corp., 4.600%,
01/10/2028 18,189
0.0
30,000  PACCAR Financial
Corp., DMTN, 5.200%,
11/09/2026 30,489
0.0
18,000  PACCAR Financial
Corp., MTN, 1.100%,
05/11/2026 17,382
0.0
18,000  PACCAR Financial
Corp., MTN, 2.000%,
02/04/2027 17,307
0.0
36,000  PACCAR Financial
Corp., MTN, 3.550%,
08/11/2025 35,889
0.0
30,000  PACCAR Financial
Corp., MTN, 4.450%,
03/30/2026 30,051
0.0
36,000  PACCAR Financial
Corp., MTN, 4.600%,
01/31/2029 36,248
0.0
18,000  PACCAR Financial
Corp., MTN, 4.950%,
10/03/2025 18,042
0.0
18,000  PACCAR Financial
Corp., MTN, 4.950%,
08/10/2028 18,350
0.0
24,000  PACCAR Financial
Corp., MTN, 5.050%,
08/10/2026 24,262
0.0
20,000  PulteGroup, Inc.,
5.000%,
01/15/2027 20,124
0.0
17,000  PulteGroup, Inc.,
6.000%,
02/15/2035 17,489
0.0
23,000  PulteGroup, Inc.,
6.375%,
05/15/2033 24,370
0.0
17,000  PulteGroup, Inc.,
7.875%,
06/15/2032 19,481
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
340,000  Sands China Ltd.,
5.400%,
08/08/2028 $ 340,213
0.0
29,000
(1)
Southwest Airlines Co.,
2.625%,
02/10/2030 26,034
0.0
17,000  Southwest Airlines Co.,
3.000%,
11/15/2026 16,549
0.0
17,000  Southwest Airlines Co.,
3.450%,
11/16/2027 16,497
0.0
105,000  Southwest Airlines Co.,
5.125%,
06/15/2027 105,726
0.0
29,000  Starbucks Corp.,
2.000%,
03/12/2027 27,686
0.0
44,000  Starbucks Corp.,
2.250%,
03/12/2030 39,324
0.0
29,000  Starbucks Corp.,
2.450%,
06/15/2026 28,344
0.0
73,000
(1)
Starbucks Corp.,
2.550%,
11/15/2030 65,137
0.0
58,000  Starbucks Corp.,
3.000%,
02/14/2032 51,675
0.0
29,000  Starbucks Corp.,
3.350%,
03/12/2050 19,672
0.0
35,000  Starbucks Corp.,
3.500%,
03/01/2028 34,165
0.0
73,000  Starbucks Corp.,
3.500%,
11/15/2050 50,933
0.0
58,000  Starbucks Corp.,
3.550%,
08/15/2029 55,763
0.0
29,000  Starbucks Corp.,
3.750%,
12/01/2047 21,612
0.0
73,000  Starbucks Corp.,
3.800%,
08/15/2025 72,831
0.0
44,000  Starbucks Corp.,
4.000%,
11/15/2028 43,325
0.0
20,000  Starbucks Corp.,
4.300%,
06/15/2045 16,422
0.0
58,000  Starbucks Corp.,
4.450%,
08/15/2049 47,776
0.0
58,000  Starbucks Corp.,
4.500%,
11/15/2048 48,594
0.0
58,000  Starbucks Corp.,
4.750%,
02/15/2026 58,107
0.0
29,000  Starbucks Corp.,
4.800%,
02/15/2033 28,842
0.0
58,000  Starbucks Corp.,
4.850%,
02/08/2027 58,454
0.0
29,000  Starbucks Corp.,
4.900%,
02/15/2031 29,355
0.0
29,000
(1)
Starbucks Corp.,
5.000%,
02/15/2034 28,896
0.0
30,000  Tapestry, Inc., 3.050%,
03/15/2032 25,951
0.0
23,000  Tapestry, Inc., 4.125%,
07/15/2027 22,702
0.0
500,000  Target Corp., 1.950%,
01/15/2027 481,411
0.1
15,000  Target Corp., 2.350%,
02/15/2030 13,594
0.0
28,000  Target Corp., 2.650%,
09/15/2030 25,465
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
59,000
(1)
Target Corp., 2.950%,
01/15/2052 $ 37,940
0.0
36,000  Target Corp., 3.625%,
04/15/2046 27,395
0.0
31,000  Target Corp., 3.900%,
11/15/2047 24,540
0.0
66,000  Target Corp., 4.000%,
07/01/2042 55,882
0.0
30,000  Target Corp., 4.400%,
01/15/2033 29,174
0.0
59,000  Target Corp., 4.500%,
09/15/2032 58,006
0.0
68,000
(1)
Target Corp., 4.800%,
01/15/2053 61,224
0.0
18,000  Target Corp., 6.350%,
11/01/2032 20,019
0.0
156,000  TJX Cos., Inc., 1.600%,
05/15/2031 131,565
0.0
11,000  Toyota Motor Corp.,
2.362%,
03/25/2031 9,724
0.0
30,000
(1)
Toyota Motor Corp.,
5.123%,
07/13/2033 30,665
0.0
30,000  Toyota Motor Credit
Corp., 1.900%,
09/12/2031 25,312
0.0
30,000  Toyota Motor Credit
Corp., 4.700%,
01/12/2033 29,724
0.0
588,000  Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 568,636
0.1
500,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 464,888
0.1
24,000  Toyota Motor Credit
Corp., MTN, 2.400%,
01/13/2032 20,629
0.0
500,000  Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 490,560
0.1
47,000  Toyota Motor Credit
Corp., MTN, 4.800%,
01/05/2034 46,372
0.0
38,000  Tractor Supply Co.,
1.750%,
11/01/2030 32,302
0.0
44,000  Tractor Supply Co.,
5.250%,
05/15/2033 44,474
0.0
92,452  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 87,935
0.0
355,111  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 337,991
0.0
88,000  Walgreens Boots
Alliance, Inc., 3.450%,
06/01/2026 86,413
0.0
74,000  Walmart, Inc., 1.050%,
09/17/2026 70,888
0.0
74,000  Walmart, Inc., 1.500%,
09/22/2028 67,833
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
118,000  Walmart, Inc., 1.800%,
09/22/2031 $ 101,216
0.0
19,000  Walmart, Inc., 2.375%,
09/24/2029 17,617
0.0
59,000  Walmart, Inc., 2.500%,
09/22/2041 41,424
0.0
89,000  Walmart, Inc., 2.650%,
09/22/2051 55,741
0.0
37,000  Walmart, Inc., 2.950%,
09/24/2049 25,248
0.0
47,000  Walmart, Inc., 3.050%,
07/08/2026 46,436
0.0
43,000
(1)
Walmart, Inc., 3.250%,
07/08/2029 41,551
0.0
52,000  Walmart, Inc., 3.550%,
06/26/2025 51,873
0.0
26,000  Walmart, Inc., 3.625%,
12/15/2047 20,143
0.0
88,000  Walmart, Inc., 3.700%,
06/26/2028 87,112
0.0
104,000  Walmart, Inc., 3.900%,
09/09/2025 103,857
0.0
44,000
(1)
Walmart, Inc., 3.900%,
04/15/2028 43,822
0.0
59,000  Walmart, Inc., 3.950%,
09/09/2027 58,848
0.0
34,000  Walmart, Inc., 3.950%,
06/28/2038 31,004
0.0
44,000  Walmart, Inc., 4.000%,
04/15/2026 43,943
0.0
30,000
(1)
Walmart, Inc., 4.000%,
04/15/2030 29,834
0.0
24,000  Walmart, Inc., 4.000%,
04/11/2043 20,697
0.0
100,000  Walmart, Inc., 4.050%,
06/29/2048 82,883
0.0
89,000
(1)
Walmart, Inc., 4.100%,
04/15/2033 86,361
0.0
74,000  Walmart, Inc., 4.150%,
09/09/2032 72,446
0.0
20,000  Walmart, Inc., 4.300%,
04/22/2044 17,768
0.0
59,000  Walmart, Inc., 4.500%,
09/09/2052 52,255
0.0
89,000
(1)
Walmart, Inc., 4.500%,
04/15/2053 78,763
0.0
23,000  Walmart, Inc., 5.000%,
10/25/2040 22,998
0.0
79,000  Walmart, Inc., 5.250%,
09/01/2035 82,660
0.0
36,000  Walmart, Inc., 5.625%,
04/01/2040 38,355
0.0
36,000  Walmart, Inc., 5.625%,
04/15/2041 37,974
0.0
22,000  Walmart, Inc., 5.875%,
04/05/2027 22,816
0.0
48,000  Walmart, Inc., 6.200%,
04/15/2038 53,906
0.0
61,000  Walmart, Inc., 6.500%,
08/15/2037 69,855
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
28,000  Walmart, Inc., 7.550%,
02/15/2030 $ 32,203
0.0
43,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 41,954
0.0
295,000  Warnermedia
Holdings, Inc., 4.279%,
03/15/2032 260,005
0.0
266,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 212,862
0.0
383,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 279,423
0.0
177,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 128,215
0.0
18,000  Whirlpool Corp.,
2.400%,
05/15/2031 15,130
0.0
300,000  Whirlpool Corp.,
3.700%,
05/01/2025 299,682
0.0
30,000  Whirlpool Corp.,
4.500%,
06/01/2046 22,533
0.0
30,000  Whirlpool Corp.,
4.600%,
05/15/2050 22,490
0.0
18,000
(1)
Whirlpool Corp.,
4.700%,
05/14/2032 16,782
0.0
41,000
(1)
Whirlpool Corp.,
4.750%,
02/26/2029 40,419
0.0
18,000
(1)
Whirlpool Corp.,
5.500%,
03/01/2033 17,770
0.0
18,000
(1)
Whirlpool Corp.,
5.750%,
03/01/2034 17,653
0.0
24,000  WW Grainger, Inc.,
3.750%,
05/15/2046 18,976
0.0
24,000  WW Grainger, Inc.,
4.200%,
05/15/2047 19,861
0.0
59,000  WW Grainger, Inc.,
4.600%,
06/15/2045 52,735
0.0
24,556,924
1.6
Consumer, Non-cyclical : 4.4%
221,000  Abbott Laboratories,
3.750%,
11/30/2026 219,813
0.0
86,000  Abbott Laboratories,
4.750%,
11/30/2036 84,695
0.0
331,000  Abbott Laboratories,
4.900%,
11/30/2046 313,442
0.0
546,000  AbbVie, Inc., 3.200%,
05/14/2026 539,186
0.1
363,000  AbbVie, Inc., 3.200%,
11/21/2029 343,024
0.0
363,000  AbbVie, Inc., 4.050%,
11/21/2039 318,502
0.0
340,000  AbbVie, Inc., 4.250%,
11/21/2049 281,900
0.0
310,000  AbbVie, Inc., 4.300%,
05/14/2036 289,873
0.0
283,000  AbbVie, Inc., 4.450%,
05/14/2046 246,094
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
276,000  AbbVie, Inc., 4.550%,
03/15/2035 $ 266,554
0.0
174,000  AbbVie, Inc., 4.700%,
05/14/2045 157,250
0.0
49,000  AbbVie, Inc., 4.750%,
03/15/2045 44,662
0.0
104,000  AbbVie, Inc., 4.875%,
11/14/2048 95,395
0.0
178,000  AbbVie, Inc., 5.400%,
03/15/2054 174,957
0.0
89,000  AbbVie, Inc., 5.500%,
03/15/2064 87,633
0.0
17,000  Adventist Health
System/West, 2.952%,
03/01/2029 15,707
0.0
17,000  Adventist Health
System/West, 3.630%,
03/01/2049 11,573
0.0
21,000  Adventist Health
System/West, 5.430%,
03/01/2032 21,269
0.0
25,000  Adventist Health
System/West, 5.757%,
12/01/2034 25,095
0.0
26,000  Advocate Health
& Hospitals Corp.,
3.387%,
10/15/2049 18,833
0.0
23,000  Advocate Health
& Hospitals Corp.,
3.829%,
08/15/2028 22,566
0.0
24,000  Advocate Health
& Hospitals Corp.,
4.272%,
08/15/2048 20,607
0.0
18,000  Advocate Health &
Hospitals Corp. 2020,
2.211%,
06/15/2030 16,077
0.0
24,000  Advocate Health &
Hospitals Corp. 2020,
3.008%,
06/15/2050 16,056
0.0
212,000  Aetna, Inc., 4.500%,
05/15/2042 176,063
0.0
29,000  Ahold Finance
USA LLC, 6.875%,
05/01/2029 31,444
0.0
17,000  Allina Health System
2019, 3.887%,
04/15/2049 13,278
0.0
18,000  Allina Health System
2021, 2.902%,
11/15/2051 11,444
0.0
44,000  Altria Group, Inc.,
2.350%,
05/06/2025 43,891
0.0
104,000  Altria Group, Inc.,
2.450%,
02/04/2032 87,787
0.0
30,000  Altria Group, Inc.,
2.625%,
09/16/2026 29,186
0.0
44,000  Altria Group, Inc.,
3.400%,
05/06/2030 41,118
0.0
89,000  Altria Group, Inc.,
3.400%,
02/04/2041 65,323
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
74,000  Altria Group, Inc.,
3.700%,
02/04/2051 $ 51,033
0.0
89,000  Altria Group, Inc.,
3.875%,
09/16/2046 65,257
0.0
59,000
(1)
Altria Group, Inc.,
4.000%,
02/04/2061 41,115
0.0
53,000  Altria Group, Inc.,
4.250%,
08/09/2042 42,514
0.0
63,000  Altria Group, Inc.,
4.400%,
02/14/2026 62,936
0.0
30,000  Altria Group, Inc.,
4.450%,
05/06/2050 23,545
0.0
38,000  Altria Group, Inc.,
4.500%,
05/02/2043 31,478
0.0
113,000  Altria Group, Inc.,
4.800%,
02/14/2029 113,262
0.0
107,000  Altria Group, Inc.,
5.375%,
01/31/2044 102,142
0.0
118,000  Altria Group, Inc.,
5.800%,
02/14/2039 118,626
0.0
148,000  Altria Group, Inc.,
5.950%,
02/14/2049 146,251
0.0
30,000  Altria Group, Inc.,
6.200%,
11/01/2028 31,515
0.0
30,000
(1)
Altria Group, Inc.,
6.875%,
11/01/2033 33,095
0.0
30,000
(1)
American University
2019, 3.672%,
04/01/2049 22,717
0.0
56,000  Amgen, Inc., 2.000%,
01/15/2032 46,821
0.0
1,175,000
(1)
Amgen, Inc., 2.300%,
02/25/2031 1,026,464
0.1
469,000  Amgen, Inc., 3.150%,
02/21/2040 358,675
0.0
56,000  Amgen, Inc., 3.350%,
02/22/2032 51,110
0.0
42,000
(1)
Amgen, Inc., 4.200%,
03/01/2033 39,830
0.0
881,000  Amgen, Inc., 4.400%,
05/01/2045 745,684
0.1
198,000  Amgen, Inc., 4.663%,
06/15/2051 169,295
0.0
34,000  Amgen, Inc., 4.950%,
10/01/2041 31,300
0.0
41,000  Amgen, Inc., 5.150%,
11/15/2041 38,708
0.0
154,000  Amgen, Inc., 5.250%,
03/02/2030 157,552
0.0
23,000  Amgen, Inc., 5.650%,
06/15/2042 22,840
0.0
15,000
(1)
Amgen, Inc., 5.650%,
03/02/2053 14,725
0.0
20,000  Amgen, Inc., 5.750%,
03/15/2040 20,613
0.0
44,000  Amgen, Inc., 5.750%,
03/02/2063 42,913
0.0
26,000  Amgen, Inc., 6.375%,
06/01/2037 28,618
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
335,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 $ 323,247
0.0
374,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 345,171
0.0
40,000  Anheuser-Busch InBev
Finance, Inc., 4.700%,
02/01/2036 38,597
0.0
90,000  Anheuser-Busch InBev
Finance, Inc., 4.900%,
02/01/2046 82,541
0.0
111,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 105,799
0.0
110,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.439%,
10/06/2048 94,046
0.0
270,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 272,790
0.0
45,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
01/23/2031 45,795
0.0
95,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 89,581
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 127,018
0.0
209,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
5.550%,
01/23/2049 209,457
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.800%,
01/23/2059 129,375
0.0
20,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.875%,
06/15/2035 21,459
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.000%,
11/15/2039 38,187
0.0
81,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 103,252
0.0
59,000  Archer-Daniels-
Midland Co., 2.500%,
08/11/2026 57,596
0.0
44,000  Archer-Daniels-
Midland Co., 2.700%,
09/15/2051 26,916
0.0
44,000  Archer-Daniels-
Midland Co., 2.900%,
03/01/2032 39,061
0.0
59,000  Archer-Daniels-
Midland Co., 3.250%,
03/27/2030 55,513
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
24,000  Archer-Daniels-
Midland Co., 3.750%,
09/15/2047 $ 18,311
0.0
22,000  Archer-Daniels-
Midland Co., 4.016%,
04/16/2043 18,405
0.0
30,000  Archer-Daniels-
Midland Co., 4.500%,
08/15/2033 28,975
0.0
36,000  Archer-Daniels-
Midland Co., 4.500%,
03/15/2049 30,876
0.0
23,000  Archer-Daniels-
Midland Co., 4.535%,
03/26/2042 20,872
0.0
26,000  Archer-Daniels-
Midland Co., 5.375%,
09/15/2035 26,892
0.0
20,000  Archer-Daniels-
Midland Co., 5.935%,
10/01/2032 21,492
0.0
69,000  Ascension Health,
3.945%,
11/15/2046 56,131
0.0
25,000  Ascension Health,
4.847%,
11/15/2053 23,205
0.0
52,000  Ascension Health B,
2.532%,
11/15/2029 47,826
0.0
34,000  Ascension Health B,
3.106%,
11/15/2039 26,684
0.0
507,000  AstraZeneca PLC,
4.000%,
01/17/2029 501,205
0.1
44,000  AstraZeneca PLC,
4.375%,
08/17/2048 37,854
0.0
535,000  AstraZeneca PLC,
6.450%,
09/15/2037 598,557
0.1
500,000
(1)
Automatic Data
Processing, Inc.,
3.375%,
09/15/2025 497,711
0.1
29,000  Avery Dennison Corp.,
2.250%,
02/15/2032 24,103
0.0
29,000  Avery Dennison Corp.,
2.650%,
04/30/2030 26,317
0.0
29,000  Avery Dennison Corp.,
4.875%,
12/06/2028 29,198
0.0
23,000  Avery Dennison Corp.,
5.750%,
03/15/2033 23,545
0.0
18,000  Banner Health, 1.897%,
01/01/2031 15,527
0.0
18,000  Banner Health, 2.338%,
01/01/2030 16,328
0.0
19,000  Banner Health, 2.907%,
01/01/2042 13,944
0.0
18,000  Banner Health, 2.913%,
01/01/2051 11,779
0.0
18,000  Banner Health 2020,
3.181%,
01/01/2050 12,479
0.0
30,000  Baptist Healthcare
System Obligated
Group 20B, 3.540%,
08/15/2050 21,664
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
14,000  BAT Capital Corp.,
3.557%,
08/15/2027 $ 13,664
0.0
47,000  Baxalta, Inc., 4.000%,
06/23/2025 46,924
0.0
515,000  Baxalta, Inc., 5.250%,
06/23/2045 487,895
0.1
38,000  Baxter International,
Inc., 1.730%,
04/01/2031 31,773
0.0
85,000  Baxter International,
Inc., 1.915%,
02/01/2027 81,103
0.0
74,000  Baxter International,
Inc., 2.272%,
12/01/2028 68,003
0.0
91,000
(1)
Baxter International,
Inc., 2.539%,
02/01/2032 78,087
0.0
44,000  Baxter International,
Inc., 2.600%,
08/15/2026 42,812
0.0
44,000  Baxter International,
Inc., 3.132%,
12/01/2051 27,976
0.0
27,000  Baxter International,
Inc., 3.500%,
08/15/2046 19,368
0.0
30,000  Baxter International,
Inc., 3.950%,
04/01/2030 28,888
0.0
29,000  BayCare Health
System, Inc. 2020,
3.831%,
11/15/2050 22,717
0.0
23,000  Baylor Scott & White
Holdings, 3.967%,
11/15/2046 18,697
0.0
27,000  Baylor Scott & White
Holdings, 4.185%,
11/15/2045 23,162
0.0
18,000  Baylor Scott & White
Holdings 2021,
1.777%,
11/15/2030 15,507
0.0
53,000  Baylor Scott & White
Holdings 2021,
2.839%,
11/15/2050 34,216
0.0
588,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 501,592
0.1
63,000  Becton Dickinson & Co.,
3.794%,
05/20/2050 47,287
0.0
89,000  Biogen, Inc., 2.250%,
05/01/2030 78,527
0.0
89,000
(1)
Biogen, Inc., 3.150%,
05/01/2050 55,954
0.0
41,000  Biogen, Inc., 3.250%,
02/15/2051 26,292
0.0
104,000  Biogen, Inc., 4.050%,
09/15/2025 103,638
0.0
66,000  Biogen, Inc., 5.200%,
09/15/2045 59,797
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  Bio-Rad Laboratories,
Inc., 3.300%,
03/15/2027 $ 22,442
0.0
47,000  Bio-Rad Laboratories,
Inc., 3.700%,
03/15/2032 42,432
0.0
23,000  Bon Secours Mercy
Health, Inc., 3.464%,
06/01/2030 21,882
0.0
17,000  Bon Secours Mercy
Health, Inc. 20-2,
2.095%,
06/01/2031 14,677
0.0
17,000  Bon Secours Mercy
Health, Inc. 20-2,
3.205%,
06/01/2050 11,692
0.0
30,000  Boston Scientific Corp.,
1.900%,
06/01/2025 29,852
0.0
71,000  Boston Scientific Corp.,
2.650%,
06/01/2030 64,718
0.0
20,000  Boston Scientific Corp.,
4.000%,
03/01/2028 19,785
0.0
27,000  Boston Scientific Corp.,
4.550%,
03/01/2039 25,273
0.0
38,000
(1)
Boston Scientific Corp.,
4.700%,
03/01/2049 34,166
0.0
21,000  Boston Scientific Corp.,
6.500%,
11/15/2035 23,309
0.0
18,000  Boston Scientific Corp.,
7.375%,
01/15/2040 21,841
0.0
588,000  Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 544,464
0.1
588,000  Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 401,855
0.0
500,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 375,429
0.0
588,000  Bristol-Myers
Squibb Co., 3.900%,
02/20/2028 582,710
0.1
222,000  Bristol-Myers
Squibb Co., 4.250%,
10/26/2049 181,753
0.0
500,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 448,054
0.1
102,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 100,015
0.0
33,000  Brown University A,
2.924%,
09/01/2050 22,234
0.0
18,000
(1)
Brown-Forman Corp.,
4.000%,
04/15/2038 15,834
0.0
30,000  Brown-Forman Corp.,
4.500%,
07/15/2045 25,752
0.0
38,000
(1)
Brown-Forman Corp.,
4.750%,
04/15/2033 37,537
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
104,000  Bunge Ltd. Finance
Corp., 2.750%,
05/14/2031 $ 92,205
0.0
30,000  California Institute of
Technology, 3.650%,
09/01/2119 19,437
0.0
24,000  California Institute of
Technology, 4.321%,
08/01/2045 20,920
0.0
21,000  California Institute of
Technology, 4.700%,
11/01/2111 17,762
0.0
30,000  Campbell Soup Co.,
2.375%,
04/24/2030 26,805
0.0
30,000  Campbell Soup Co.,
3.125%,
04/24/2050 19,695
0.0
59,000  Campbell Soup Co.,
4.150%,
03/15/2028 58,408
0.0
41,000  Campbell Soup Co.,
4.800%,
03/15/2048 35,930
0.0
30,000  Campbell Soup Co.,
5.200%,
03/19/2027 30,391
0.0
36,000  Campbell Soup Co.,
5.200%,
03/21/2029 36,561
0.0
24,000  Campbell Soup Co.,
5.300%,
03/20/2026 24,165
0.0
59,000  Campbell Soup Co.,
5.400%,
03/21/2034 59,477
0.0
156,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 139,375
0.0
20,000  Case Western Reserve
University 22-C,
5.405%,
06/01/2122 19,224
0.0
163,000  Cencora, Inc., 2.800%,
05/15/2030 149,399
0.0
64,000  Cencora, Inc., 4.250%,
03/01/2045 52,619
0.0
136,000  Centene Corp., 2.450%,
07/15/2028 124,194
0.0
130,000  Centene Corp., 2.500%,
03/01/2031 109,724
0.0
77,000  Centene Corp., 2.625%,
08/01/2031 64,779
0.0
130,000  Centene Corp., 3.000%,
10/15/2030 113,825
0.0
118,000  Centene Corp., 3.375%,
02/15/2030 106,815
0.0
142,000  Centene Corp., 4.250%,
12/15/2027 138,673
0.0
207,000  Centene Corp., 4.625%,
12/15/2029 198,476
0.0
20,000  Children's Hospital
Corp. 2017, 4.115%,
01/01/2047 16,916
0.0
17,000  Children's Hospital
Corp. 2020, 2.585%,
02/01/2050 10,362
0.0
152,000  Church & Dwight
Co., Inc., 5.600%,
11/15/2032 158,837
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Cigna Group, 2.375%,
03/15/2031 $ 436,465
0.1
500,000  Cigna Group, 3.400%,
03/01/2027 490,471
0.1
130,000  Cigna Group, 4.800%,
08/15/2038 121,539
0.0
99,000  Cigna Group, 4.800%,
07/15/2046 86,390
0.0
500,000  Cigna Group, 4.900%,
12/15/2048 435,783
0.1
58,000  Cintas Corp. No 2,
3.700%,
04/01/2027 57,235
0.0
47,000  Cintas Corp. No 2,
4.000%,
05/01/2032 44,760
0.0
20,000  City of Hope 2013,
5.623%,
11/15/2043 19,695
0.0
17,000  City of Hope 2018,
4.378%,
08/15/2048 13,964
0.0
23,000  Cleveland Clinic
Foundation, 4.858%,
01/01/2114 19,874
0.0
143,000  Clorox Co., 1.800%,
05/15/2030 124,710
0.0
500,000  Coca-Cola Co., 1.500%,
03/05/2028 465,297
0.1
191,000  Coca-Cola Co., 1.650%,
06/01/2030 166,831
0.0
260,000  Coca-Cola Co., 2.500%,
03/15/2051 155,566
0.0
184,000
(1)
Coca-Cola Co., 2.750%,
06/01/2060 110,308
0.0
168,000
(1)
Coca-Cola Co., 2.900%,
05/25/2027 164,083
0.0
231,000  Coca-Cola Co., 3.000%,
03/05/2051 154,173
0.0
116,000  Coca-Cola Co., 5.400%,
05/13/2064 113,456
0.0
20,000  Coca-Cola
Consolidated, Inc.,
3.800%,
11/25/2025 19,910
0.0
41,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 41,913
0.0
29,000  Coca-Cola
Consolidated, Inc.,
5.450%,
06/01/2034 29,732
0.0
150,000  Coca-Cola Femsa
SAB de CV, 1.850%,
09/01/2032 121,830
0.0
125,000  Colgate-Palmolive
Co., MTN, 4.000%,
08/15/2045 105,650
0.0
27,000  CommonSpirit Health,
1.547%,
10/01/2025 26,575
0.0
33,000  CommonSpirit Health,
2.782%,
10/01/2030 29,702
0.0
54,000  CommonSpirit Health,
3.347%,
10/01/2029 50,918
0.0
41,000  CommonSpirit Health,
3.817%,
10/01/2049 30,654
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
39,000  CommonSpirit Health,
3.910%,
10/01/2050 $ 28,905
0.0
55,000  CommonSpirit Health,
4.187%,
10/01/2049 42,850
0.0
44,000  CommonSpirit Health,
4.350%,
11/01/2042 36,964
0.0
46,000  CommonSpirit Health,
5.205%,
12/01/2031 46,323
0.0
43,000  CommonSpirit Health,
5.318%,
12/01/2034 42,595
0.0
29,000  CommonSpirit Health,
5.548%,
12/01/2054 27,540
0.0
30,000  CommonSpirit Health,
6.073%,
11/01/2027 30,990
0.0
18,000  CommonSpirit Health,
6.461%,
11/01/2052 19,224
0.0
59,000  Conagra Brands, Inc.,
1.375%,
11/01/2027 54,286
0.0
59,000  Conagra Brands, Inc.,
4.600%,
11/01/2025 58,941
0.0
77,000  Conagra Brands, Inc.,
4.850%,
11/01/2028 77,199
0.0
30,000  Conagra Brands, Inc.,
5.300%,
10/01/2026 30,304
0.0
59,000  Conagra Brands, Inc.,
5.300%,
11/01/2038 56,177
0.0
59,000  Conagra Brands, Inc.,
5.400%,
11/01/2048 53,754
0.0
23,000  Conagra Brands, Inc.,
7.000%,
10/01/2028 24,647
0.0
18,000  Conagra Brands, Inc.,
8.250%,
09/15/2030 20,727
0.0
591,000  Constellation Brands,
Inc., 2.250%,
08/01/2031 501,080
0.1
29,000  Cottage Health
Obligated Group 2020,
3.304%,
11/01/2049 20,529
0.0
678,000  CVS Health Corp.,
3.625%,
04/01/2027 665,275
0.1
167,000  CVS Health Corp.,
3.875%,
07/20/2025 166,526
0.0
296,000  CVS Health Corp.,
4.300%,
03/25/2028 292,499
0.0
296,000  CVS Health Corp.,
4.780%,
03/25/2038 265,729
0.0
412,000  CVS Health Corp.,
5.050%,
03/25/2048 351,867
0.0
524,000  CVS Health Corp.,
5.125%,
07/20/2045 457,177
0.1
44,000  CVS Health Corp.,
5.300%,
12/05/2043 39,642
0.0
277,000  Danaher Corp., 2.800%,
12/10/2051 174,015
0.0
399,000  Diageo Capital PLC,
2.125%,
04/29/2032 334,272
0.0
231,000  Diageo Capital PLC,
3.875%,
05/18/2028 227,774
0.0
18,000  Dignity Health, 4.500%,
11/01/2042 15,393
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  Dignity Health, 5.267%,
11/01/2064 $ 16,261
0.0
23,000  Duke University 2020,
2.682%,
10/01/2044 16,615
0.0
18,000  Duke University 2020,
2.757%,
10/01/2050 11,829
0.0
35,000  Duke University 2020,
2.832%,
10/01/2055 21,902
0.0
35,000  Duke University Health
System, Inc. 2017,
3.920%,
06/01/2047 28,045
0.0
441,000  Elevance Health, Inc.,
1.500%,
03/15/2026 428,809
0.1
441,000  Elevance Health, Inc.,
2.550%,
03/15/2031 389,924
0.0
59,000  Elevance Health, Inc.,
3.125%,
05/15/2050 38,413
0.0
65,000  Elevance Health, Inc.,
3.600%,
03/15/2051 46,108
0.0
588,000  Elevance Health, Inc.,
3.650%,
12/01/2027 576,738
0.1
441,000  Elevance Health, Inc.,
4.101%,
03/01/2028 436,352
0.1
135,000  Elevance Health, Inc.,
4.550%,
05/15/2052 111,087
0.0
250,000  Elevance Health, Inc.,
4.650%,
08/15/2044 217,762
0.0
157,000  Elevance Health, Inc.,
5.850%,
11/01/2064 153,871
0.0
78,000  Eli Lilly & Co., 2.250%,
05/15/2050 44,808
0.0
55,000  Eli Lilly & Co., 2.500%,
09/15/2060 30,359
0.0
35,000  Eli Lilly & Co., 2.750%,
06/01/2025 34,899
0.0
25,000  Eli Lilly & Co., 3.100%,
05/15/2027 24,463
0.0
60,000  Eli Lilly & Co., 3.375%,
03/15/2029 58,063
0.0
25,000  Eli Lilly & Co., 3.700%,
03/01/2045 20,287
0.0
20,000  Eli Lilly & Co., 3.950%,
05/15/2047 16,538
0.0
60,000
(1)
Eli Lilly & Co., 3.950%,
03/15/2049 48,238
0.0
35,000  Eli Lilly & Co., 4.150%,
03/15/2059 27,822
0.0
59,000  Eli Lilly & Co., 4.500%,
02/09/2029 59,496
0.0
193,000  Eli Lilly & Co., 4.600%,
08/14/2034 189,771
0.0
65,000
(1)
Eli Lilly & Co., 4.700%,
02/27/2033 65,075
0.0
89,000  Eli Lilly & Co., 4.700%,
02/09/2034 88,071
0.0
80,000  Eli Lilly & Co., 4.875%,
02/27/2053 73,599
0.0
65,000  Eli Lilly & Co., 4.950%,
02/27/2063 59,224
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
45,000  Eli Lilly & Co., 5.000%,
02/27/2026 $ 45,003
0.0
89,000  Eli Lilly & Co., 5.000%,
02/09/2054 83,507
0.0
39,000
(1)
Eli Lilly & Co., 5.050%,
08/14/2054 36,879
0.0
71,000  Eli Lilly & Co., 5.100%,
02/09/2064 66,253
0.0
25,000  Eli Lilly & Co., 5.500%,
03/15/2027 25,653
0.0
30,000  Eli Lilly & Co., 5.550%,
03/15/2037 31,629
0.0
23,000  Emory University 2020,
2.143%,
09/01/2030 20,317
0.0
23,000  Emory University 2020,
2.969%,
09/01/2050 15,449
0.0
59,000  Equifax, Inc., 2.350%,
09/15/2031 50,583
0.0
24,000  Equifax, Inc., 2.600%,
12/15/2025 23,664
0.0
36,000  Equifax, Inc., 3.100%,
05/15/2030 33,200
0.0
44,000  Equifax, Inc., 5.100%,
12/15/2027 44,590
0.0
41,000  Equifax, Inc., 5.100%,
06/01/2028 41,546
0.0
322,000
(1)
Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 274,724
0.0
143,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 109,991
0.0
40,000  Flowers Foods, Inc.,
2.400%,
03/15/2031 34,508
0.0
15,000  Ford Foundation 2020,
2.415%,
06/01/2050 9,006
0.0
40,000  Ford Foundation 2020,
2.815%,
06/01/2070 22,747
0.0
307,000  GE HealthCare
Technologies, Inc.,
5.857%,
03/15/2030 320,602
0.0
126,000  GE HealthCare
Technologies, Inc.,
5.905%,
11/22/2032 133,030
0.0
259,000  General Mills, Inc.,
3.000%,
02/01/2051 166,258
0.0
21,000  George Washington
University, 4.868%,
09/15/2045 19,448
0.0
18,000  George Washington
University 2014,
4.300%,
09/15/2044 15,581
0.0
47,000  George Washington
University 2018,
4.126%,
09/15/2048 38,565
0.0
18,000
(1)
Georgetown University,
5.115%,
04/01/2053 17,012
0.0
19,000  Georgetown University
20A, 2.943%,
04/01/2050 12,323
0.0
18,000  Georgetown University
A, 5.215%,
10/01/2118 16,472
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
20,000  Georgetown University
B, 4.315%,
04/01/2049 $ 16,714
0.0
163,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 161,809
0.0
104,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 85,577
0.0
200,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 174,520
0.0
224,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 201,640
0.0
350,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 319,649
0.0
294,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 324,470
0.0
65,000  Global Payments, Inc.,
1.200%,
03/01/2026 62,964
0.0
44,000  Global Payments, Inc.,
2.150%,
01/15/2027 42,153
0.0
59,000  Global Payments, Inc.,
2.900%,
05/15/2030 53,514
0.0
44,000  Global Payments, Inc.,
2.900%,
11/15/2031 38,571
0.0
74,000
(1)
Global Payments, Inc.,
3.200%,
08/15/2029 69,312
0.0
44,000  Global Payments, Inc.,
4.150%,
08/15/2049 33,156
0.0
44,000  Global Payments, Inc.,
4.800%,
04/01/2026 44,022
0.0
30,000  Global Payments, Inc.,
4.950%,
08/15/2027 30,259
0.0
30,000  Global Payments, Inc.,
5.300%,
08/15/2029 30,469
0.0
44,000
(1)
Global Payments, Inc.,
5.400%,
08/15/2032 44,532
0.0
44,000
(1)
Global Payments, Inc.,
5.950%,
08/15/2052 42,618
0.0
23,000  GXO Logistics, Inc.,
1.650%,
07/15/2026 22,104
0.0
23,000  GXO Logistics, Inc.,
2.650%,
07/15/2031 19,673
0.0
35,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 36,134
0.0
29,000
(1)
GXO Logistics, Inc.,
6.500%,
05/06/2034 29,700
0.0
18,000  Hackensack Meridian
Health, Inc., 4.211%,
07/01/2048 14,933
0.0
18,000  Hackensack Meridian
Health, Inc., 4.500%,
07/01/2057 15,246
0.0
30,000  Hackensack Meridian
Health, Inc. 2020,
2.675%,
09/01/2041 21,172
0.0
30,000  Hackensack Meridian
Health, Inc. 2020,
2.875%,
09/01/2050 19,417
0.0
326,000  Haleon US Capital LLC,
3.625%,
03/24/2032 300,259
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
55,000  HCA, Inc., 2.375%,
07/15/2031 $ 46,820
0.0
65,000
(1)
HCA, Inc., 3.125%,
03/15/2027 63,149
0.0
30,000  HCA, Inc., 3.375%,
03/15/2029 28,373
0.0
170,000  HCA, Inc., 3.500%,
09/01/2030 157,699
0.0
95,000  HCA, Inc., 3.500%,
07/15/2051 62,699
0.0
125,000  HCA, Inc., 3.625%,
03/15/2032 113,038
0.0
125,000  HCA, Inc., 4.125%,
06/15/2029 121,408
0.0
30,000  HCA, Inc., 4.375%,
03/15/2042 24,822
0.0
75,000  HCA, Inc., 4.500%,
02/15/2027 74,770
0.0
125,000  HCA, Inc., 4.625%,
03/15/2052 99,591
0.0
65,000  HCA, Inc., 5.125%,
06/15/2039 60,382
0.0
65,000  HCA, Inc., 5.200%,
06/01/2028 65,811
0.0
95,000  HCA, Inc., 5.250%,
06/15/2026 95,290
0.0
125,000  HCA, Inc., 5.250%,
06/15/2049 110,091
0.0
65,000  HCA, Inc., 5.375%,
09/01/2026 65,367
0.0
78,000  HCA, Inc., 5.450%,
09/15/2034 77,356
0.0
80,000  HCA, Inc., 5.500%,
06/01/2033 80,330
0.0
95,000  HCA, Inc., 5.500%,
06/15/2047 87,559
0.0
95,000  HCA, Inc., 5.625%,
09/01/2028 97,190
0.0
89,000  HCA, Inc., 5.875%,
02/15/2026 89,359
0.0
65,000  HCA, Inc., 5.875%,
02/01/2029 66,998
0.0
65,000  HCA, Inc., 5.900%,
06/01/2053 62,165
0.0
12,000  HCA, Inc., 5.950%,
09/15/2054 11,535
0.0
138,000  HCA, Inc., 6.100%,
04/01/2064 133,482
0.0
441,000  Hershey Co., 2.300%,
08/15/2026 430,268
0.1
31,000
(1)
Hoag Memorial Hospital
Presbyterian, 3.803%,
07/15/2052 23,828
0.0
186,000  Hormel Foods Corp.,
1.800%,
06/11/2030 162,364
0.0
447,000  Humana, Inc., 4.950%,
10/01/2044 385,649
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  Indiana University
Health, Inc. Obligated
Group, 3.970%,
11/01/2048 $ 18,385
0.0
17,000  Indiana University
Health, Inc. Obligated
Group 2021, 2.852%,
11/01/2051 10,822
0.0
35,000  Ingredion, Inc., 2.900%,
06/01/2030 32,163
0.0
29,000  Ingredion, Inc., 3.200%,
10/01/2026 28,420
0.0
23,000  Ingredion, Inc., 3.900%,
06/01/2050 17,475
0.0
110,000  IQVIA, Inc., 6.250%,
02/01/2029 114,632
0.0
59,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
2.500%,
01/15/2027 56,774
0.0
35,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
02/02/2029 32,744
0.0
58,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
05/15/2032 49,932
0.0
55,000
(1)
JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.625%,
01/15/2032 49,591
0.0
29,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.750%,
12/01/2031 26,550
0.0
53,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
4.375%,
02/02/2052 41,177
0.0
52,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.125%,
02/01/2028 52,561
0.0
74,000
(1)
JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.500%,
01/15/2030 75,271
0.0
88,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.750%,
04/01/2033 89,455
0.0
92,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.500%,
12/01/2052 95,355
0.0
89,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.750%,
03/15/2034 96,144
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
53,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
7.250%,
11/15/2053 $ 59,795
0.0
235,000
(1)
JM Smucker Co.,
6.500%,
11/15/2053 254,430
0.0
40,000  Johns Hopkins Health
System Corp., 3.837%,
05/15/2046 31,845
0.0
21,000  Johns Hopkins
University 2013,
4.083%,
07/01/2053 17,329
0.0
22,000  Johns Hopkins
University A, 2.813%,
01/01/2060 12,936
0.0
17,000
(1)
Johns Hopkins
University A, 4.705%,
07/01/2032 17,069
0.0
102,000  Johnson & Johnson,
1.300%,
09/01/2030 87,444
0.0
73,000  Johnson & Johnson,
2.450%,
09/01/2060 40,865
0.0
522,000  Johnson & Johnson,
2.900%,
01/15/2028 505,775
0.1
502,000  Johnson & Johnson,
3.625%,
03/03/2037 447,542
0.1
116,000  Johnson & Johnson,
3.700%,
03/01/2046 93,833
0.0
251,000  Johnson & Johnson,
3.750%,
03/03/2047 202,182
0.0
34,000  Kaiser Foundation
Hospitals, 3.150%,
05/01/2027 33,227
0.0
89,000  Kaiser Foundation
Hospitals, 4.150%,
05/01/2047 74,140
0.0
36,000  Kaiser Foundation
Hospitals, 4.875%,
04/01/2042 33,527
0.0
59,000  Kaiser Foundation
Hospitals 2019,
3.266%,
11/01/2049 41,472
0.0
74,000  Kaiser Foundation
Hospitals 2021,
2.810%,
06/01/2041 53,102
0.0
83,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 53,965
0.0
263,000  Kellogg Co., 2.100%,
06/01/2030 233,314
0.0
12,000  Kellogg Co., 3.250%,
04/01/2026 11,869
0.0
256,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 239,820
0.0
400,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 271,414
0.0
33,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 28,022
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  Keurig Dr Pepper,
Inc. 31*, 2.250%,
03/15/2031 $ 26,104
0.0
250,000  Kimberly-Clark Corp.,
6.625%,
08/01/2037 287,926
0.0
28,000  Koninklijke Ahold
Delhaize NV, 5.700%,
10/01/2040 28,554
0.0
29,000  Koninklijke Philips NV,
5.000%,
03/15/2042 26,727
0.0
42,000  Koninklijke Philips NV,
6.875%,
03/11/2038 46,395
0.0
718,000  Kraft Heinz Foods Co.,
4.375%,
06/01/2046 587,243
0.1
28,000  Kroger Co., 1.700%,
01/15/2031 23,613
0.0
72,000  Kroger Co., 2.650%,
10/15/2026 70,027
0.0
250,000  Kroger Co., 4.450%,
02/01/2047 208,145
0.0
123,000  Kroger Co., 5.000%,
09/15/2034 120,248
0.0
20,000  Kroger Co., 5.000%,
04/15/2042 18,693
0.0
22,000  Kroger Co., 5.150%,
08/01/2043 20,458
0.0
17,000  Kroger Co., 5.400%,
07/15/2040 16,745
0.0
117,000  Kroger Co., 5.500%,
09/15/2054 110,441
0.0
45,000  Kroger Co., 5.650%,
09/15/2064 42,530
0.0
21,000  Kroger Co., 6.900%,
04/15/2038 23,600
0.0
168,000  Kroger Co., 7.500%,
04/01/2031 190,546
0.0
99,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 85,979
0.0
18,000  Leland Stanford Junior
University, 1.289%,
06/01/2027 16,948
0.0
27,000  Leland Stanford Junior
University, 2.413%,
06/01/2050 16,135
0.0
44,000  Leland Stanford Junior
University, 3.647%,
05/01/2048 34,494
0.0
18,000
(1)
Mass General Brigham,
Inc. 2015, 4.117%,
07/01/2055 14,161
0.0
18,000  Mass General Brigham,
Inc. 2017, 3.765%,
07/01/2048 14,091
0.0
22,000  Mass General Brigham,
Inc. 2020, 3.192%,
07/01/2049 15,239
0.0
38,000  Mass General Brigham,
Inc. 2020, 3.342%,
07/01/2060 25,309
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  Massachusetts Institute
of Technology, 3.067%,
04/01/2052 $ 20,554
0.0
30,000
(1)
Massachusetts Institute
of Technology, 3.885%,
07/01/2116 21,330
0.0
22,000  Massachusetts Institute
of Technology, 3.959%,
07/01/2038 20,193
0.0
33,000
(1)
Massachusetts Institute
of Technology, 4.678%,
07/01/2114 28,255
0.0
44,000  Massachusetts Institute
of Technology, 5.600%,
07/01/2111 44,827
0.0
31,000  Massachusetts Institute
of Technology F,
2.989%,
07/01/2050 21,146
0.0
21,000  Massachusetts Institute
of Technology G,
2.294%,
07/01/2051 12,133
0.0
18,000  Mayo Clinic, 3.774%,
11/15/2043 14,880
0.0
18,000  Mayo Clinic 2013,
4.000%,
11/15/2047 14,859
0.0
21,000  Mayo Clinic 2016,
4.128%,
11/15/2052 17,280
0.0
30,000  Mayo Clinic 2021,
3.196%,
11/15/2061 19,553
0.0
30,000  McCormick & Co., Inc.,
0.900%,
02/15/2026 29,084
0.0
30,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 25,453
0.0
30,000  McCormick & Co., Inc.,
2.500%,
04/15/2030 26,957
0.0
44,000  McCormick & Co., Inc.,
3.400%,
08/15/2027 43,027
0.0
18,000  McCormick & Co., Inc.,
4.200%,
08/15/2047 14,698
0.0
30,000  McCormick & Co., Inc.,
4.950%,
04/15/2033 29,670
0.0
588,000  McKesson Corp.,
0.900%,
12/03/2025 573,900
0.1
53,000  Mead Johnson
Nutrition Co., 4.600%,
06/01/2044 46,582
0.0
59,000  Medtronic Global
Holdings SCA, 4.250%,
03/30/2028 58,964
0.0
59,000
(1)
Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 57,668
0.0
18,000  Medtronic, Inc., 4.000%,
04/01/2043 15,365
0.0
114,000
(1)
Medtronic, Inc., 4.375%,
03/15/2035 109,659
0.0
107,000  Medtronic, Inc., 4.625%,
03/15/2045 96,110
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
24,000
(1)
Memorial Sloan-
Kettering Cancer
Center, 4.125%,
07/01/2052 $ 19,458
0.0
24,000  Memorial Sloan-
Kettering Cancer
Center, 5.000%,
07/01/2042 23,033
0.0
33,000
(1)
Memorial Sloan-
Kettering Cancer
Center 2015, 4.200%,
07/01/2055 26,925
0.0
27,000  Memorial Sloan-
Kettering Cancer
Center 2020, 2.955%,
01/01/2050 17,857
0.0
159,000  Merck & Co., Inc.,
1.450%,
06/24/2030 136,795
0.0
500,000  Merck & Co., Inc.,
1.700%,
06/10/2027 474,686
0.1
500,000  Merck & Co., Inc.,
2.750%,
12/10/2051 309,780
0.0
250,000  Merck & Co., Inc.,
3.700%,
02/10/2045 197,693
0.0
363,000  Merck & Co., Inc.,
4.150%,
05/18/2043 309,813
0.0
31,000  Methodist Hospital 20A,
2.705%,
12/01/2050 19,165
0.0
195,000  Molson Coors
Beverage Co., 5.000%,
05/01/2042 179,500
0.0
460,000  Mondelez International,
Inc., 2.750%,
04/13/2030 420,092
0.0
17,000  Montefiore Obligated
Group, 4.287%,
09/01/2050 12,139
0.0
28,000  Montefiore Obligated
Group 18-C, 5.246%,
11/01/2048 23,952
0.0
36,000
(1)
Moody's Corp., 2.000%,
08/19/2031 30,648
0.0
36,000  Moody's Corp., 2.750%,
08/19/2041 25,141
0.0
30,000  Moody's Corp., 3.100%,
11/29/2061 18,417
0.0
30,000  Moody's Corp., 3.250%,
01/15/2028 29,128
0.0
18,000  Moody's Corp., 3.250%,
05/20/2050 12,329
0.0
30,000  Moody's Corp., 3.750%,
02/25/2052 22,461
0.0
24,000  Moody's Corp., 4.250%,
02/01/2029 23,857
0.0
30,000  Moody's Corp., 4.250%,
08/08/2032 28,989
0.0
24,000  Moody's Corp., 4.875%,
12/17/2048 21,455
0.0
36,000  Moody's Corp., 5.250%,
07/15/2044 34,335
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  Mount Sinai Hospital
2017, 3.981%,
07/01/2048 $ 13,301
0.0
29,000  Mount Sinai Hospital
2019, 3.737%,
07/01/2049 19,423
0.0
23,000  Mount Sinai Hospital
2020, 3.391%,
07/01/2050 14,236
0.0
44,000  Mylan, Inc., 4.550%,
04/15/2028 43,108
0.0
44,000  Mylan, Inc., 5.200%,
04/15/2048 34,316
0.0
30,000  Mylan, Inc., 5.400%,
11/29/2043 25,111
0.0
18,000  New York and
Presbyterian Hospital,
2.256%,
08/01/2040 12,588
0.0
18,000
(1)
New York and
Presbyterian Hospital,
2.606%,
08/01/2060 10,009
0.0
44,000  New York and
Presbyterian Hospital,
4.024%,
08/01/2045 36,731
0.0
21,000  New York and
Presbyterian Hospital,
4.063%,
08/01/2056 16,498
0.0
30,000  New York and
Presbyterian Hospital
2019, 3.954%,
08/01/2119 21,075
0.0
26,000  Northwell Healthcare,
Inc., 3.809%,
11/01/2049 19,510
0.0
30,000  Northwell Healthcare,
Inc., 3.979%,
11/01/2046 23,217
0.0
50,000  Northwell Healthcare,
Inc., 4.260%,
11/01/2047 40,299
0.0
32,000  Northwestern University,
4.643%,
12/01/2044 29,616
0.0
18,000  Northwestern University
2017, 3.662%,
12/01/2057 13,443
0.0
18,000  Northwestern University
2020, 2.640%,
12/01/2050 11,304
0.0
24,000  Novant Health, Inc.,
2.637%,
11/01/2036 18,909
0.0
41,000  Novant Health, Inc.,
3.168%,
11/01/2051 27,127
0.0
24,000  Novant Health, Inc.,
3.318%,
11/01/2061 15,518
0.0
264,000  Novartis Capital Corp.,
2.200%,
08/14/2030 236,062
0.0
219,000  Novartis Capital Corp.,
2.750%,
08/14/2050 141,921
0.0
175,000  Novartis Capital Corp.,
3.100%,
05/17/2027 171,426
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
28,000  Novartis Capital Corp.,
3.700%,
09/21/2042 $ 22,929
0.0
53,000  Novartis Capital Corp.,
4.000%,
11/20/2045 44,377
0.0
62,000
(1)
Novartis Capital Corp.,
4.200%,
09/18/2034 59,223
0.0
32,000  NYU Langone
Hospitals, 4.368%,
07/01/2047 27,526
0.0
18,000  NYU Langone
Hospitals, 4.784%,
07/01/2044 16,653
0.0
21,000  NYU Langone Hospitals
13-A, 5.750%,
07/01/2043 21,776
0.0
33,000
(1)
NYU Langone Hospitals
2020, 3.380%,
07/01/2055 22,717
0.0
17,000  OhioHealth Corp.,
2.297%,
11/15/2031 14,788
0.0
17,000  OhioHealth Corp.,
2.834%,
11/15/2041 12,299
0.0
22,000  OhioHealth Corp. 2020,
3.042%,
11/15/2050 15,065
0.0
18,000  Orlando Health
Obligated Group,
3.327%,
10/01/2050 12,910
0.0
17,000  Orlando Health
Obligated Group,
4.089%,
10/01/2048 13,914
0.0
58,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 51,906
0.0
73,000  PayPal Holdings, Inc.,
2.650%,
10/01/2026 71,369
0.0
87,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 81,149
0.0
58,000
(1)
PayPal Holdings, Inc.,
3.250%,
06/01/2050 39,090
0.0
29,000  PayPal Holdings, Inc.,
3.900%,
06/01/2027 28,790
0.0
58,000  PayPal Holdings, Inc.,
4.400%,
06/01/2032 56,522
0.0
58,000
(1)
PayPal Holdings, Inc.,
5.050%,
06/01/2052 52,910
0.0
49,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 49,235
0.0
29,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 26,469
0.0
23,000  PayPal Holdings, Inc.,
5.500%,
06/01/2054 22,245
0.0
21,000  PeaceHealth Obligated
Group 2018, 4.787%,
11/15/2048 17,995
0.0
20,000  PeaceHealth Obligated
Group 2020, 1.375%,
11/15/2025 19,582
0.0
23,000  PeaceHealth Obligated
Group 2020, 3.218%,
11/15/2050 15,118
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
27,000  Pepsico Singapore
Financing I Pte Ltd.,
4.550%,
02/16/2029 $ 27,172
0.0
33,000  Pepsico Singapore
Financing I Pte Ltd.,
4.650%,
02/16/2027 33,247
0.0
27,000  Pepsico Singapore
Financing I Pte Ltd.,
4.700%,
02/16/2034 26,548
0.0
1,469,000  PepsiCo, Inc., 1.625%,
05/01/2030 1,283,443
0.1
59,000  PepsiCo, Inc., 2.750%,
10/21/2051 37,123
0.0
59,000
(1)
PepsiCo, Inc., 2.875%,
10/15/2049 38,954
0.0
10,000  PepsiCo, Inc., 3.375%,
07/29/2049 7,264
0.0
52,000  PepsiCo, Inc., 3.450%,
10/06/2046 39,050
0.0
53,000  PepsiCo, Inc., 3.625%,
03/19/2050 39,990
0.0
30,000  PepsiCo, Inc., 3.875%,
03/19/2060 22,719
0.0
32,000  PepsiCo, Inc., 4.000%,
05/02/2047 26,278
0.0
30,000  PepsiCo, Inc., 4.200%,
07/18/2052 24,848
0.0
588,000
(1)
Pfizer, Inc., 3.450%,
03/15/2029 569,455
0.1
588,000  Pfizer, Inc., 3.900%,
03/15/2039 507,745
0.1
500,000  Pfizer, Inc., 4.000%,
12/15/2036 455,664
0.1
588,000  Pfizer, Inc., 4.100%,
09/15/2038 524,937
0.1
271,000  Pfizer, Inc., 4.125%,
12/15/2046 222,073
0.0
524,000  Pfizer, Inc., 4.300%,
06/15/2043 453,595
0.1
30,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 28,931
0.0
34,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 27,303
0.0
1,486,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 1,516,062
0.1
23,000  Piedmont Healthcare,
Inc., 2.864%,
01/01/2052 14,296
0.0
17,000  Piedmont Healthcare,
Inc. 2032, 2.044%,
01/01/2032 14,203
0.0
17,000  Piedmont Healthcare,
Inc. 2042, 2.719%,
01/01/2042 12,008
0.0
53,000  Pilgrim's Pride Corp.,
3.500%,
03/01/2032 46,654
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
59,000
(1)
Pilgrim's Pride Corp.,
4.250%,
04/15/2031 $ 55,467
0.0
59,000
(1)
Pilgrim's Pride Corp.,
6.250%,
07/01/2033 61,147
0.0
30,000  Pilgrim's Pride Corp.,
6.875%,
05/15/2034 32,353
0.0
30,000  President and Fellows
of Harvard College,
2.517%,
10/15/2050 18,459
0.0
30,000  President and Fellows
of Harvard College,
3.150%,
07/15/2046 22,004
0.0
30,000  President and Fellows
of Harvard College,
3.300%,
07/15/2056 20,899
0.0
30,000  President and Fellows
of Harvard College,
3.745%,
11/15/2052 23,386
0.0
44,000
(1)
President and Fellows
of Harvard College,
4.609%,
02/15/2035 43,399
0.0
18,000  President and Fellows
of Harvard College,
4.875%,
10/15/2040 17,774
0.0
441,000  Procter & Gamble Co.,
1.000%,
04/23/2026 426,597
0.1
441,000  Procter & Gamble Co.,
1.950%,
04/23/2031 386,386
0.0
441,000  Procter & Gamble Co.,
2.800%,
03/25/2027 430,858
0.1
35,000  Procter & Gamble Co.,
3.600%,
03/25/2050 26,800
0.0
35,000  Providence St Joseph
Health Obligated Group,
5.403%,
10/01/2033 35,334
0.0
38,000  Providence St Joseph
Health Obligated
Group 19A, 2.532%,
10/01/2029 34,674
0.0
46,000  Providence St Joseph
Health Obligated
Group 21A, 2.700%,
10/01/2051 26,803
0.0
21,000  Providence St Joseph
Health Obligated Group
A, 3.930%,
10/01/2048 16,027
0.0
18,000  Providence St Joseph
Health Obligated Group
H, 2.746%,
10/01/2026 17,534
0.0
24,000  Providence St Joseph
Health Obligated Group
I, 3.744%,
10/01/2047 17,790
0.0
29,000  Quanta Services, Inc.,
2.350%,
01/15/2032 24,373
0.0
58,000  Quanta Services, Inc.,
2.900%,
10/01/2030 52,235
0.0
29,000  Quanta Services, Inc.,
3.050%,
10/01/2041 20,328
0.0
209,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 185,750
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
74,000  Regeneron
Pharmaceuticals, Inc.,
1.750%,
09/15/2030 $ 63,131
0.0
44,000  Regeneron
Pharmaceuticals, Inc.,
2.800%,
09/15/2050 26,040
0.0
44,000  RELX Capital, Inc.,
3.000%,
05/22/2030 40,801
0.0
55,000  RELX Capital, Inc.,
4.000%,
03/18/2029 53,912
0.0
29,000  RELX Capital, Inc.,
4.750%,
05/20/2032 28,637
0.0
30,000  Revvity, Inc., 1.900%,
09/15/2028 27,387
0.0
30,000  Revvity, Inc., 2.250%,
09/15/2031 25,296
0.0
24,000  Revvity, Inc., 2.550%,
03/15/2031 20,867
0.0
50,000  Revvity, Inc., 3.300%,
09/15/2029 46,839
0.0
24,000  Revvity, Inc., 3.625%,
03/15/2051 16,901
0.0
500,000  Reynolds American,
Inc., 5.700%,
08/15/2035 503,943
0.1
734,000  Reynolds American,
Inc., 6.150%,
09/15/2043 733,608
0.1
41,000  Rockefeller Foundation
2020, 2.492%,
10/01/2050 24,855
0.0
603,000  Royalty Pharma PLC,
1.200%,
09/02/2025 593,712
0.1
55,000  Royalty Pharma PLC,
3.300%,
09/02/2040 40,638
0.0
41,000  Royalty Pharma PLC,
3.350%,
09/02/2051 25,992
0.0
59,000  Royalty Pharma PLC,
3.550%,
09/02/2050 39,579
0.0
61,000  Royalty Pharma PLC,
5.900%,
09/02/2054 58,402
0.0
36,000  S&P Global, Inc.,
1.250%,
08/15/2030 30,541
0.0
41,000  S&P Global, Inc.,
2.300%,
08/15/2060 20,946
0.0
73,000  S&P Global, Inc.,
2.450%,
03/01/2027 70,707
0.0
30,000  S&P Global, Inc.,
2.500%,
12/01/2029 27,536
0.0
73,000  S&P Global, Inc.,
2.700%,
03/01/2029 68,452
0.0
88,000  S&P Global, Inc.,
2.900%,
03/01/2032 78,492
0.0
30,000  S&P Global, Inc.,
2.950%,
01/22/2027 29,300
0.0
36,000  S&P Global, Inc.,
3.250%,
12/01/2049 25,192
0.0
58,000  S&P Global, Inc.,
3.700%,
03/01/2052 43,806
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  S&P Global, Inc.,
3.900%,
03/01/2062 $ 22,753
0.0
55,000  S&P Global, Inc.,
4.250%,
05/01/2029 54,611
0.0
41,000  S&P Global, Inc.,
4.750%,
08/01/2028 41,495
0.0
44,000  S&P Global, Inc.,
5.250%,
09/15/2033 45,045
0.0
59,000  Sanofi, 3.625%,
06/19/2028 57,974
0.0
8,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 7,855
0.0
58,000  Smith & Nephew PLC,
2.032%,
10/14/2030 50,104
0.0
20,000  Smith & Nephew PLC,
5.150%,
03/20/2027 20,186
0.0
38,000  Smith & Nephew PLC,
5.400%,
03/20/2034 38,035
0.0
89,000  Solventum Corp.,
5.400%,
03/01/2029 90,816
0.0
59,000  Solventum Corp.,
5.450%,
02/25/2027 59,868
0.0
59,000  Solventum Corp.,
5.450%,
03/13/2031 60,132
0.0
78,000  Solventum Corp.,
5.600%,
03/23/2034 79,099
0.0
74,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 73,249
0.0
30,000  Solventum Corp.,
6.000%,
05/15/2064 29,479
0.0
21,000  Stanford Health Care,
3.027%,
08/15/2051 13,996
0.0
29,000  Stanford Health
Care 2018, 3.795%,
11/15/2048 22,741
0.0
17,000  Stanford Health
Care 2020, 3.310%,
08/15/2030 15,973
0.0
38,000
(1)
Stryker Corp., 2.900%,
06/15/2050 25,020
0.0
500,000  Stryker Corp., 3.500%,
03/15/2026 495,606
0.1
24,000  Stryker Corp., 4.100%,
04/01/2043 20,064
0.0
13,000  Stryker Corp., 4.375%,
05/15/2044 11,230
0.0
59,000  Stryker Corp., 4.625%,
03/15/2046 52,594
0.0
22,000  Sutter Health, 5.164%,
08/15/2033 22,185
0.0
22,000
(1)
Sutter Health, 5.547%,
08/15/2053 22,225
0.0
20,000  Sutter Health 2018,
3.695%,
08/15/2028 19,453
0.0
20,000  Sutter Health 2018,
4.091%,
08/15/2048 16,206
0.0
18,000  Sutter Health 20A,
1.321%,
08/15/2025 17,776
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
41,000  Sutter Health 20A,
2.294%,
08/15/2030 $ 36,413
0.0
24,000  Sutter Health 20A,
3.161%,
08/15/2040 18,386
0.0
35,000  Sutter Health 20A,
3.361%,
08/15/2050 24,552
0.0
302,000  Sysco Corp., 6.600%,
04/01/2050 328,033
0.0
17,000  Texas Health
Resources, 2.328%,
11/15/2050 9,800
0.0
17,000  Texas Health
Resources, 4.330%,
11/15/2055 13,970
0.0
41,000  Thermo Fisher
Scientific, Inc., 1.750%,
10/15/2028 37,571
0.0
71,000
(1)
Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 60,753
0.0
53,000  Thermo Fisher
Scientific, Inc., 2.600%,
10/01/2029 49,065
0.0
71,000  Thermo Fisher
Scientific, Inc., 2.800%,
10/15/2041 50,854
0.0
44,000  Thermo Fisher
Scientific, Inc., 4.100%,
08/15/2047 36,354
0.0
36,000  Thermo Fisher
Scientific, Inc., 4.800%,
11/21/2027 36,466
0.0
36,000
(1)
Thermo Fisher
Scientific, Inc., 4.950%,
11/21/2032 36,452
0.0
36,000  Thermo Fisher
Scientific, Inc., 4.953%,
08/10/2026 36,322
0.0
44,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 44,890
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 59,611
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 60,333
0.0
59,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 59,781
0.0
30,000
(1)
Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 30,511
0.0
24,000  Thermo Fisher
Scientific, Inc., 5.300%,
02/01/2044 23,531
0.0
36,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 36,031
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
21,000  Thomas Jefferson
University, 3.847%,
11/01/2057 $ 15,082
0.0
30,000  TR Finance LLC,
3.350%,
05/15/2026 29,584
0.0
24,000  TR Finance LLC,
5.500%,
08/15/2035 24,569
0.0
21,000  TR Finance LLC,
5.650%,
11/23/2043 20,926
0.0
30,000  TR Finance LLC,
5.850%,
04/15/2040 31,404
0.0
18,000  Trustees of Princeton
University, 4.201%,
03/01/2052 15,383
0.0
30,000  Trustees of Princeton
University, 5.700%,
03/01/2039 32,180
0.0
30,000  Trustees of Princeton
University 2020,
2.516%,
07/01/2050 18,990
0.0
17,000  Trustees of the
University of
Pennsylvania, 3.610%,
02/15/2119 11,171
0.0
17,000  Trustees of the
University of
Pennsylvania, 4.674%,
09/01/2112 14,492
0.0
17,000  Trustees of the
University of
Pennsylvania 2020,
2.396%,
10/01/2050 10,170
0.0
441,000
(1)
Tyson Foods, Inc.,
3.550%,
06/02/2027 432,360
0.1
44,000  Tyson Foods, Inc.,
4.550%,
06/02/2047 36,941
0.0
30,000
(1)
Tyson Foods, Inc.,
4.875%,
08/15/2034 29,094
0.0
78,000  Tyson Foods, Inc.,
5.100%,
09/28/2048 70,453
0.0
30,000  Tyson Foods, Inc.,
5.150%,
08/15/2044 27,636
0.0
588,000  Unilever Capital Corp.,
3.500%,
03/22/2028 576,842
0.1
75,000  Unilever Capital Corp.,
5.900%,
11/15/2032 81,075
0.0
255,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 225,338
0.0
84,000  UnitedHealth Group,
Inc., 2.300%,
05/15/2031 73,537
0.0
588,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 425,094
0.0
500,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 315,481
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
285,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 $ 275,867
0.0
87,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 64,106
0.0
59,000  UnitedHealth Group,
Inc., 3.100%,
03/15/2026 58,332
0.0
500,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 303,345
0.0
73,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 59,444
0.0
588,000
(1)
UnitedHealth Group,
Inc., 3.850%,
06/15/2028 579,990
0.1
73,000  UnitedHealth Group,
Inc., 4.250%,
01/15/2029 72,567
0.0
588,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 485,030
0.1
250,000
(1)
UnitedHealth Group,
Inc., 4.625%,
07/15/2035 242,393
0.0
250,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 223,613
0.0
112,000  UnitedHealth Group,
Inc., 5.350%,
02/15/2033 114,869
0.0
108,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 106,305
0.0
116,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 117,738
0.0
41,000  Universal Health
Services, Inc., 1.650%,
09/01/2026 39,255
0.0
46,000  Universal Health
Services, Inc., 2.650%,
10/15/2030 40,339
0.0
29,000  Universal Health
Services, Inc., 2.650%,
01/15/2032 24,282
0.0
24,000  University of Chicago,
4.003%,
10/01/2053 19,444
0.0
20,000  University of Chicago
20B, 2.761%,
04/01/2045 15,433
0.0
18,000  University of Chicago
C, 2.547%,
04/01/2050 11,780
0.0
29,000  University of Miami
2022, 4.063%,
04/01/2052 23,210
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
23,000  University of Notre
Dame du Lac 2015,
3.438%,
02/15/2045 $ 17,956
0.0
23,000  University of Notre
Dame du Lac 2017,
3.394%,
02/15/2048 17,368
0.0
18,000  University of Southern
California, 2.805%,
10/01/2050 11,689
0.0
43,000  University of Southern
California, 3.028%,
10/01/2039 34,440
0.0
30,000  University of Southern
California, 4.976%,
10/01/2053 28,044
0.0
18,000
(1)
University of Southern
California, 5.250%,
10/01/2111 16,955
0.0
24,000  University of Southern
California 2017,
3.841%,
10/01/2047 19,368
0.0
24,000  University of Southern
California 21A, 2.945%,
10/01/2051 15,766
0.0
19,000  University of Southern
California A, 3.226%,
10/01/2120 10,974
0.0
64,000
(1)
UPMC, 5.035%,
05/15/2033 63,458
0.0
81,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 79,935
0.0
59,000
(1)
Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 47,237
0.0
29,000  Verisk Analytics, Inc.,
3.625%,
05/15/2050 20,830
0.0
35,000  Verisk Analytics, Inc.,
4.125%,
03/15/2029 34,370
0.0
35,000  Verisk Analytics, Inc.,
5.250%,
06/05/2034 35,309
0.0
20,000  Verisk Analytics, Inc.,
5.500%,
06/15/2045 19,351
0.0
29,000  Verisk Analytics, Inc.,
5.750%,
04/01/2033 30,168
0.0
44,000  Viatris, Inc., 2.300%,
06/22/2027 41,436
0.0
86,000  Viatris, Inc., 2.700%,
06/22/2030 74,928
0.0
89,000  Viatris, Inc., 3.850%,
06/22/2040 64,744
0.0
118,000  Viatris, Inc., 4.000%,
06/22/2050 77,444
0.0
30,000  Washington University,
4.349%,
04/15/2122 23,547
0.0
30,000  Washington University
2022, 3.524%,
04/15/2054 22,240
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
20,000  William Marsh Rice
University, 3.574%,
05/15/2045 $ 16,156
0.0
20,000  William Marsh Rice
University, 3.774%,
05/15/2055 15,341
0.0
17,000  Willis-Knighton Medical
Center 2018, 4.813%,
09/01/2048 14,848
0.0
23,000  Willis-Knighton Medical
Center 2021, 3.065%,
03/01/2051 14,625
0.0
29,000  Yale University 2020,
1.482%,
04/15/2030 25,297
0.0
29,000  Yale University 2020,
2.402%,
04/15/2050 17,457
0.0
44,000
(1)
Zimmer Biomet
Holdings, Inc., 2.600%,
11/24/2031 38,481
0.0
35,000  Zimmer Biomet
Holdings, Inc., 3.050%,
01/15/2026 34,601
0.0
23,000  Zimmer Biomet
Holdings, Inc., 4.450%,
08/15/2045 19,551
0.0
29,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 29,664
0.0
18,000  Zimmer Biomet
Holdings, Inc., 5.750%,
11/30/2039 18,437
0.0
292,000  Zoetis, Inc., 2.000%,
05/15/2030 256,866
0.0
103,000  Zoetis, Inc., 3.000%,
05/15/2050 68,030
0.0
44,000  Zoetis, Inc., 4.500%,
11/13/2025 43,983
0.0
68,535,165
4.4
Energy : 1.9%
31,000
(4)
APA Corp., 4.250%,
01/15/2030 29,489
0.0
19,000
(4)
APA Corp., 4.375%,
10/15/2028 18,264
0.0
5,000
(4)
APA Corp., 4.750%,
04/15/2043 3,994
0.0
11,000
(4)
APA Corp., 5.250%,
02/01/2042 9,208
0.0
23,000
(1)(4)
APA Corp., 5.350%,
07/01/2049 19,082
0.0
26,000
(4)
APA Corp., 6.000%,
01/15/2037 25,385
0.0
588,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 553,758
0.1
500,000  Boardwalk Pipelines
L.P., 5.950%,
06/01/2026 505,374
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
89,000  BP Capital Markets
America, Inc., 2.772%,
11/10/2050 $ 54,700
0.0
104,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 65,693
0.0
53,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 34,295
0.0
74,000  BP Capital Markets
America, Inc., 3.001%,
03/17/2052 46,940
0.0
500,000  BP Capital Markets
America, Inc., 3.017%,
01/16/2027 488,907
0.1
250,000  BP Capital Markets
America, Inc., 3.119%,
05/04/2026 246,642
0.0
500,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 324,625
0.0
588,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 578,157
0.1
36,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 35,727
0.0
30,000  Canadian Natural
Resources Ltd.,
2.950%,
07/15/2030 27,125
0.0
74,000  Canadian Natural
Resources Ltd.,
3.850%,
06/01/2027 72,833
0.0
21,000  Canadian Natural
Resources Ltd.,
5.850%,
02/01/2035 21,310
0.0
65,000  Canadian Natural
Resources Ltd.,
6.250%,
03/15/2038 67,480
0.0
21,000  Canadian Natural
Resources Ltd.,
6.450%,
06/30/2033 22,283
0.0
27,000  Canadian Natural
Resources Ltd.,
6.500%,
02/15/2037 28,412
0.0
24,000  Canadian Natural
Resources Ltd.,
6.750%,
02/01/2039 25,998
0.0
24,000
(1)
Canadian Natural
Resources Ltd.,
7.200%,
01/15/2032 26,430
0.0
44,000
(1)
Canadian Natural
Resources Ltd., GMTN,
4.950%,
06/01/2047 37,846
0.0
154,000  Cenovus Energy, Inc.,
6.750%,
11/15/2039 166,174
0.0
33,000  Cheniere Corpus Christi
Holdings LLC, 2.742%,
12/31/2039 26,421
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
65,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 $ 62,097
0.0
70,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 70,603
0.0
292,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 284,129
0.0
156,000  Cheniere Energy
Partners L.P., 5.750%,
08/15/2034 158,279
0.0
89,000  Cheniere Energy, Inc.,
4.625%,
10/15/2028 88,080
0.0
89,000  Cheniere Energy, Inc.,
5.650%,
04/15/2034 90,071
0.0
148,000
(1)
Chevron Corp., 1.554%,
05/11/2025 147,511
0.0
59,000  Chevron Corp., 1.995%,
05/11/2027 56,444
0.0
89,000  Chevron Corp., 2.236%,
05/11/2030 79,945
0.0
133,000  Chevron Corp., 2.954%,
05/16/2026 131,158
0.0
59,000  Chevron Corp., 3.078%,
05/11/2050 40,136
0.0
44,000  Chevron Corp., 3.326%,
11/17/2025 43,753
0.0
44,000
(1)
Chevron USA, Inc.,
0.687%,
08/12/2025 43,418
0.0
44,000
(1)
Chevron USA, Inc.,
1.018%,
08/12/2027 40,967
0.0
44,000  Chevron USA, Inc.,
2.343%,
08/12/2050 25,451
0.0
30,000  Chevron USA, Inc.,
3.250%,
10/15/2029 28,641
0.0
35,000  Chevron USA, Inc.,
3.850%,
01/15/2028 34,822
0.0
19,000  Chevron USA, Inc.,
5.250%,
11/15/2043 18,956
0.0
23,000  Chevron USA, Inc.,
6.000%,
03/01/2041 24,815
0.0
327,000  CNOOC Petroleum
North America ULC,
5.875%,
03/10/2035 361,250
0.1
29,000  Columbia Pipeline
Group, Inc., 5.800%,
06/01/2045 28,389
0.0
197,000  ConocoPhillips Co.,
4.025%,
03/15/2062 143,990
0.0
129,000  ConocoPhillips Co.,
4.150%,
11/15/2034 118,870
0.0
500,000  ConocoPhillips Co.,
4.300%,
11/15/2044 419,472
0.1
146,000
(4)
ConocoPhillips Co.,
5.200%,
06/01/2045 136,266
0.0
58,000  Continental Resources,
Inc., 4.375%,
01/15/2028 56,861
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
41,000  Continental Resources,
Inc., 4.900%,
06/01/2044 $ 33,282
0.0
40,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 39,387
0.0
25,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 24,655
0.0
29,000  Coterra Energy, Inc.,
5.600%,
03/15/2034 29,191
0.0
23,000  DCP Midstream
Operating L.P., 3.250%,
02/15/2032 20,117
0.0
35,000  DCP Midstream
Operating L.P., 5.125%,
05/15/2029 35,248
0.0
23,000  DCP Midstream
Operating L.P., 5.600%,
04/01/2044 21,369
0.0
29,000  DCP Midstream
Operating L.P., 5.625%,
07/15/2027 29,491
0.0
17,000  DCP Midstream
Operating L.P., 8.125%,
08/16/2030 19,513
0.0
34,000  Devon Energy Corp.,
4.500%,
01/15/2030 33,409
0.0
44,000  Devon Energy Corp.,
4.750%,
05/15/2042 36,960
0.0
44,000  Devon Energy Corp.,
5.000%,
06/15/2045 37,359
0.0
50,000  Devon Energy Corp.,
5.200%,
09/15/2034 48,249
0.0
22,000  Devon Energy Corp.,
5.250%,
10/15/2027 22,063
0.0
74,000  Devon Energy Corp.,
5.600%,
07/15/2041 69,116
0.0
58,000
(1)
Devon Energy Corp.,
5.750%,
09/15/2054 53,142
0.0
29,000  Devon Energy Corp.,
5.850%,
12/15/2025 29,155
0.0
19,000
(1)
Devon Energy Corp.,
5.875%,
06/15/2028 19,058
0.0
40,000  Devon Energy Corp.,
7.875%,
09/30/2031 45,615
0.0
22,000  Devon Energy Corp.,
7.950%,
04/15/2032 25,188
0.0
47,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 42,560
0.0
46,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 45,116
0.0
60,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 56,776
0.0
44,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 33,428
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
38,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 $ 29,694
0.0
50,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 50,781
0.0
50,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 50,626
0.0
77,000
(1)
Diamondback
Energy, Inc., 5.400%,
04/18/2034 76,899
0.0
89,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 83,982
0.0
59,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 55,554
0.0
65,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 68,763
0.0
38,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 38,077
0.0
25,000  Eastern Gas
Transmission &
Storage, Inc., 3.000%,
11/15/2029 23,273
0.0
26,000  Eastern Gas
Transmission &
Storage, Inc., 4.600%,
12/15/2044 22,211
0.0
20,000  Eastern Gas
Transmission &
Storage, Inc., 4.800%,
11/01/2043 17,919
0.0
250,000  Enbridge, Inc., 4.500%,
06/10/2044 209,644
0.0
210,000
(1)
Enbridge, Inc., 5.700%,
03/08/2033 215,611
0.0
311,000  Energy Transfer L.P.,
4.950%,
01/15/2043 269,521
0.0
593,000  Energy Transfer L.P.,
6.050%,
12/01/2026 606,106
0.1
59,000  Energy Transfer L.P.,
6.125%,
12/15/2045 58,066
0.0
104,000  Energy Transfer L.P.,
6.250%,
04/15/2049 103,265
0.0
1,063,000  Energy Transfer L.P.,
6.500%,
02/01/2042 1,100,026
0.1
25,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 24,959
0.0
29,000  EnLink Midstream
Partners L.P., 4.850%,
07/15/2026 29,057
0.0
27,000  EnLink Midstream
Partners L.P., 5.050%,
04/01/2045 23,404
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
30,000  EnLink Midstream
Partners L.P., 5.450%,
06/01/2047 $ 27,208
0.0
21,000  EnLink Midstream
Partners L.P., 5.600%,
04/01/2044 19,558
0.0
278,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 183,317
0.0
235,000  Enterprise Products
Operating LLC, 3.700%,
02/15/2026 233,445
0.0
235,000
(1)
Enterprise Products
Operating LLC, 3.950%,
02/15/2027 233,815
0.0
140,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 121,263
0.0
306,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 277,859
0.0
488,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 441,241
0.1
250,000  EOG Resources, Inc.,
4.150%,
01/15/2026 249,383
0.0
57,000  EOG Resources, Inc.,
4.950%,
04/15/2050 51,396
0.0
310,000  EQT Corp., 3.900%,
10/01/2027 304,536
0.0
44,000  Equinor ASA, 2.375%,
05/22/2030 39,704
0.0
59,000  Equinor ASA, 3.625%,
09/10/2028 57,772
0.0
415,000  Equinor ASA, 3.950%,
05/15/2043 348,264
0.1
64,000  Expand Energy Corp.,
4.750%,
02/01/2032 60,592
0.0
67,000  Expand Energy Corp.,
5.375%,
03/15/2030 66,558
0.0
59,000  Exxon Mobil Corp.,
2.275%,
08/16/2026 57,558
0.0
74,000  Exxon Mobil Corp.,
2.440%,
08/16/2029 68,998
0.0
118,000  Exxon Mobil Corp.,
2.610%,
10/15/2030 107,184
0.0
44,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 34,296
0.0
148,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 146,395
0.0
89,000  Exxon Mobil Corp.,
3.095%,
08/16/2049 60,601
0.0
59,000  Exxon Mobil Corp.,
3.294%,
03/19/2027 58,273
0.0
163,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 116,697
0.0
118,000  Exxon Mobil Corp.,
3.482%,
03/19/2030 113,333
0.0
59,000  Exxon Mobil Corp.,
3.567%,
03/06/2045 45,247
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
148,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 $ 121,923
0.0
118,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 105,315
0.0
163,000  Exxon Mobil Corp.,
4.327%,
03/19/2050 136,184
0.0
59,000
(1)
Halliburton Co., 2.920%,
03/01/2030 54,150
0.0
23,000  Halliburton Co., 3.800%,
11/15/2025 22,912
0.0
306,000  Halliburton Co., 4.750%,
08/01/2043 268,633
0.0
59,000
(1)
Halliburton Co., 4.850%,
11/15/2035 56,619
0.0
225,000  Hess Corp., 5.600%,
02/15/2041 225,773
0.0
300,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 330,842
0.1
177,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 151,431
0.0
127,000  Kinder Morgan, Inc.,
4.300%,
03/01/2028 126,092
0.0
500,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 438,847
0.1
250,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 234,492
0.0
209,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 175,560
0.0
89,000  MPLX L.P., 1.750%,
03/01/2026 86,691
0.0
89,000  MPLX L.P., 2.650%,
08/15/2030 79,281
0.0
74,000  MPLX L.P., 4.000%,
03/15/2028 72,679
0.0
74,000  MPLX L.P., 4.125%,
03/01/2027 73,378
0.0
43,000  MPLX L.P., 4.250%,
12/01/2027 42,635
0.0
104,000  MPLX L.P., 4.500%,
04/15/2038 91,364
0.0
89,000  MPLX L.P., 4.700%,
04/15/2048 72,888
0.0
44,000
(1)
MPLX L.P., 4.800%,
02/15/2029 44,089
0.0
70,000  MPLX L.P., 4.875%,
06/01/2025 69,997
0.0
30,000  MPLX L.P., 4.900%,
04/15/2058 24,584
0.0
59,000  MPLX L.P., 4.950%,
09/01/2032 57,836
0.0
89,000  MPLX L.P., 4.950%,
03/14/2052 74,842
0.0
65,000  MPLX L.P., 5.000%,
03/01/2033 63,473
0.0
59,000  MPLX L.P., 5.200%,
03/01/2047 51,947
0.0
29,000  MPLX L.P., 5.200%,
12/01/2047 25,528
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
69,000  MPLX L.P., 5.500%,
06/01/2034 $ 68,778
0.0
89,000  MPLX L.P., 5.500%,
02/15/2049 81,006
0.0
30,000  MPLX L.P., 5.650%,
03/01/2053 27,764
0.0
29,000
(1)
NOV, Inc., 3.600%,
12/01/2029 27,437
0.0
64,000  NOV, Inc., 3.950%,
12/01/2042 47,616
0.0
18,000  Occidental Petroleum
Corp., 4.200%,
03/15/2048 12,862
0.0
25,000  Occidental Petroleum
Corp., 4.400%,
04/15/2046 18,770
0.0
187,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 184,381
0.0
50,000  Occidental Petroleum
Corp., 5.550%,
03/15/2026 50,233
0.0
118,000
(1)
Occidental Petroleum
Corp., 5.550%,
10/01/2034 115,368
0.0
32,000  Occidental Petroleum
Corp., 5.875%,
09/01/2025 32,070
0.0
68,000
(1)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 69,952
0.0
43,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 42,576
0.0
34,000  Occidental Petroleum
Corp., 6.375%,
09/01/2028 35,290
0.0
101,000  Occidental Petroleum
Corp., 6.450%,
09/15/2036 104,044
0.0
66,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 66,590
0.0
86,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 90,401
0.0
51,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 56,183
0.0
29,000  Occidental Petroleum
Corp., 7.875%,
09/15/2031 32,601
0.0
19,000  Occidental Petroleum
Corp., 7.950%,
06/15/2039 21,695
0.0
29,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 30,772
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
59,000  Occidental Petroleum
Corp., 8.875%,
07/15/2030 $ 67,612
0.0
36,000  ONEOK Partners L.P.,
6.125%,
02/01/2041 36,397
0.0
22,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 22,260
0.0
34,000  ONEOK Partners L.P.,
6.650%,
10/01/2036 36,718
0.0
34,000  ONEOK Partners L.P.,
6.850%,
10/15/2037 37,112
0.0
44,000  ONEOK, Inc., 3.100%,
03/15/2030 40,524
0.0
28,000  ONEOK, Inc., 3.250%,
06/01/2030 25,808
0.0
40,000  ONEOK, Inc., 3.400%,
09/01/2029 37,763
0.0
45,000  ONEOK, Inc., 3.950%,
03/01/2050 32,352
0.0
28,000  ONEOK, Inc., 4.000%,
07/13/2027 27,664
0.0
28,000  ONEOK, Inc., 4.200%,
10/03/2047 21,454
0.0
70,000  ONEOK, Inc., 4.250%,
09/24/2027 69,396
0.0
28,000  ONEOK, Inc., 4.250%,
09/15/2046 21,637
0.0
39,000  ONEOK, Inc., 4.350%,
03/15/2029 38,391
0.0
34,000  ONEOK, Inc., 4.400%,
10/15/2029 33,409
0.0
32,000  ONEOK, Inc., 4.450%,
09/01/2049 25,035
0.0
25,000  ONEOK, Inc., 4.500%,
03/15/2050 19,782
0.0
45,000  ONEOK, Inc., 4.550%,
07/15/2028 44,845
0.0
70,000  ONEOK, Inc., 4.750%,
10/15/2031 68,643
0.0
28,000  ONEOK, Inc., 4.850%,
02/01/2049 23,301
0.0
32,000  ONEOK, Inc., 4.950%,
07/13/2047 27,265
0.0
36,000  ONEOK, Inc., 5.000%,
03/01/2026 36,058
0.0
89,000  ONEOK, Inc., 5.050%,
11/01/2034 85,960
0.0
31,000  ONEOK, Inc., 5.150%,
10/15/2043 27,971
0.0
51,000  ONEOK, Inc., 5.200%,
07/15/2048 44,859
0.0
42,000  ONEOK, Inc., 5.550%,
11/01/2026 42,569
0.0
42,000  ONEOK, Inc., 5.650%,
11/01/2028 43,271
0.0
84,000
(1)
ONEOK, Inc., 5.700%,
11/01/2054 78,677
0.0
28,000  ONEOK, Inc., 5.800%,
11/01/2030 29,139
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
34,000  ONEOK, Inc., 5.850%,
01/15/2026 $ 34,264
0.0
45,000  ONEOK, Inc., 5.850%,
11/01/2064 42,340
0.0
22,000  ONEOK, Inc., 6.000%,
06/15/2035 22,748
0.0
84,000  ONEOK, Inc., 6.050%,
09/01/2033 87,499
0.0
42,000
(1)
ONEOK, Inc., 6.100%,
11/15/2032 44,019
0.0
34,000  ONEOK, Inc., 6.350%,
01/15/2031 36,132
0.0
98,000  ONEOK, Inc., 6.625%,
09/01/2053 102,619
0.0
17,000  ONEOK, Inc., 7.150%,
01/15/2051 18,482
0.0
27,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 27,039
0.0
36,000  Ovintiv, Inc., 5.650%,
05/15/2025 36,024
0.0
41,000  Ovintiv, Inc., 5.650%,
05/15/2028 42,035
0.0
36,000  Ovintiv, Inc., 6.250%,
07/15/2033 37,199
0.0
35,000  Ovintiv, Inc., 6.500%,
08/15/2034 36,507
0.0
25,000  Ovintiv, Inc., 6.500%,
02/01/2038 25,805
0.0
27,000  Ovintiv, Inc., 6.625%,
08/15/2037 28,242
0.0
24,000  Ovintiv, Inc., 7.100%,
07/15/2053 25,377
0.0
21,000  Ovintiv, Inc., 7.200%,
11/01/2031 22,746
0.0
30,000  Ovintiv, Inc., 7.375%,
11/01/2031 32,972
0.0
18,000  Ovintiv, Inc., 8.125%,
09/15/2030 20,435
0.0
28,000  Patterson-UTI
Energy, Inc., 3.950%,
02/01/2028 27,243
0.0
20,000  Patterson-UTI
Energy, Inc., 5.150%,
11/15/2029 19,821
0.0
23,000
(1)
Patterson-UTI
Energy, Inc., 7.150%,
10/01/2033 24,247
0.0
173,000  Petroleos Mexicanos,
6.700%,
02/16/2032 152,223
0.0
28,000  Phillips 66, 1.300%,
02/15/2026 27,234
0.0
48,000  Phillips 66, 2.150%,
12/15/2030 41,702
0.0
56,000  Phillips 66, 3.300%,
03/15/2052 35,825
0.0
45,000  Phillips 66, 3.900%,
03/15/2028 44,227
0.0
56,000  Phillips 66, 4.650%,
11/15/2034 52,938
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
95,000  Phillips 66, 4.875%,
11/15/2044 $ 82,480
0.0
84,000  Phillips 66, 5.875%,
05/01/2042 84,001
0.0
32,000  Phillips 66 Co., 3.150%,
12/15/2029 29,889
0.0
25,000  Phillips 66 Co., 3.550%,
10/01/2026 24,662
0.0
24,000  Phillips 66 Co., 3.750%,
03/01/2028 23,502
0.0
25,000  Phillips 66 Co., 4.680%,
02/15/2045 21,052
0.0
34,000  Phillips 66 Co., 4.900%,
10/01/2046 29,261
0.0
42,000  Phillips 66 Co., 4.950%,
12/01/2027 42,527
0.0
34,000
(1)
Phillips 66 Co., 4.950%,
03/15/2035 32,761
0.0
67,000  Phillips 66 Co., 5.250%,
06/15/2031 68,131
0.0
50,000  Phillips 66 Co., 5.300%,
06/30/2033 50,013
0.0
34,000  Phillips 66 Co., 5.500%,
03/15/2055 31,011
0.0
28,000  Phillips 66 Co., 5.650%,
06/15/2054 26,040
0.0
44,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 42,875
0.0
64,000  Pioneer Natural
Resources Co., 1.900%,
08/15/2030 55,647
0.0
58,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 50,552
0.0
64,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 64,440
0.0
441,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 440,898
0.1
250,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 209,704
0.0
80,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 79,123
0.0
118,000
(1)
Sabine Pass
Liquefaction LLC,
4.500%,
05/15/2030 115,870
0.0
89,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 89,438
0.0
89,000  Sabine Pass
Liquefaction LLC,
5.875%,
06/30/2026 89,782
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
25,000  Sabine Pass
Liquefaction LLC,
5.900%,
09/15/2037 $ 25,759
0.0
147,000
(1)(4)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 132,722
0.0
500,000  Shell Finance US, Inc.,
3.750%,
09/12/2046 385,619
0.1
572,000  Shell Finance US, Inc.,
4.125%,
05/11/2035 535,747
0.1
250,000  Shell Finance US, Inc.,
4.375%,
05/11/2045 213,348
0.0
104,000  Shell International
Finance BV, 2.875%,
05/10/2026 102,497
0.0
163,000  Shell International
Finance BV, 3.250%,
05/11/2025 162,719
0.0
39,000
(4)
South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 39,028
0.0
56,000
(4)
South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 55,591
0.0
70,000
(4)
South Bow USA
Infrastructure Holdings
LLC, 5.584%,
10/01/2034 68,571
0.0
39,000
(4)
South Bow USA
Infrastructure Holdings
LLC, 6.176%,
10/01/2054 37,270
0.0
39,000  Southwestern
Energy Co., 5.375%,
02/01/2029 38,886
0.0
438,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 361,354
0.1
53,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 37,354
0.0
44,000  Targa Resources Corp.,
4.200%,
02/01/2033 40,690
0.0
44,000  Targa Resources Corp.,
4.950%,
04/15/2052 37,193
0.0
44,000  Targa Resources Corp.,
5.200%,
07/01/2027 44,530
0.0
53,000  Targa Resources Corp.,
6.125%,
03/15/2033 55,346
0.0
59,000  Targa Resources Corp.,
6.150%,
03/01/2029 61,713
0.0
30,000  Targa Resources Corp.,
6.250%,
07/01/2052 30,328
0.0
59,000  Targa Resources Corp.,
6.500%,
03/30/2034 63,028
0.0
50,000  Targa Resources Corp.,
6.500%,
02/15/2053 52,045
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
59,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 $ 54,472
0.0
59,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 57,783
0.0
41,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 41,017
0.0
56,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.500%,
03/01/2030 56,537
0.0
42,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 6.500%,
07/15/2027 42,183
0.0
40,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 6.875%,
01/15/2029 40,915
0.0
74,000
(1)
TotalEnergies Capital
International SA,
2.829%,
01/10/2030 69,145
0.0
47,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 34,292
0.0
148,000  TotalEnergies Capital
International SA,
3.127%,
05/29/2050 98,503
0.0
47,000  TotalEnergies Capital
International SA,
3.386%,
06/29/2060 30,888
0.0
74,000  TotalEnergies Capital
International SA,
3.455%,
02/19/2029 71,795
0.0
59,000  TotalEnergies Capital
International SA,
3.461%,
07/12/2049 42,216
0.0
59,000  TotalEnergies Capital
SA, 3.883%,
10/11/2028 58,266
0.0
74,000
(1)
TotalEnergies Capital
SA, 5.150%,
04/05/2034 74,912
0.0
104,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 100,695
0.0
74,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 72,329
0.0
250,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 235,945
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
400,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 $ 465,664
0.1
307,000  Valero Energy Corp.,
6.625%,
06/15/2037 329,515
0.0
21,000  Western Midstream
Operating L.P., 3.950%,
06/01/2025 20,962
0.0
65,000  Western Midstream
Operating L.P., 4.050%,
02/01/2030 62,064
0.0
21,000  Western Midstream
Operating L.P., 4.500%,
03/01/2028 20,801
0.0
28,000  Western Midstream
Operating L.P., 4.650%,
07/01/2026 27,990
0.0
23,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 22,922
0.0
59,000  Western Midstream
Operating L.P., 5.250%,
02/01/2050 50,330
0.0
41,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 35,228
0.0
36,000  Western Midstream
Operating L.P., 5.450%,
04/01/2044 32,174
0.0
21,000  Western Midstream
Operating L.P., 5.500%,
08/15/2048 18,376
0.0
44,000
(1)
Western Midstream
Operating L.P., 6.150%,
04/01/2033 45,447
0.0
36,000  Western Midstream
Operating L.P., 6.350%,
01/15/2029 37,602
0.0
734,000  Williams Cos., Inc.,
2.600%,
03/15/2031 645,268
0.1
45,000  Williams Cos., Inc.,
5.100%,
09/15/2045 40,666
0.0
412,000  Williams Cos., Inc.,
5.400%,
03/04/2044 389,482
0.1
70,000
(1)
Woodside Finance Ltd.,
5.100%,
09/12/2034 67,955
0.0
42,000  Woodside Finance Ltd.,
5.700%,
09/12/2054 39,209
0.0
28,617,039
1.9
Financial : 8.6%
500,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 2.450%,
10/29/2026 483,293
0.1
612,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.000%,
10/29/2028 575,258
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
470,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.300%,
01/30/2032 $ 416,604
0.1
24,000  Aflac, Inc., 1.125%,
03/15/2026 23,249
0.0
18,000  Aflac, Inc., 2.875%,
10/15/2026 17,594
0.0
59,000
(1)
Aflac, Inc., 3.600%,
04/01/2030 56,704
0.0
24,000  Aflac, Inc., 4.000%,
10/15/2046 19,217
0.0
33,000  Aflac, Inc., 4.750%,
01/15/2049 28,960
0.0
20,000  Agree L.P., 2.000%,
06/15/2028 18,419
0.0
17,000  Agree L.P., 2.600%,
06/15/2033 13,890
0.0
20,000  Agree L.P., 2.900%,
10/01/2030 18,084
0.0
17,000  Agree L.P., 4.800%,
10/01/2032 16,605
0.0
26,000  Agree L.P., 5.625%,
06/15/2034 26,323
0.0
71,000  Air Lease Corp.,
1.875%,
08/15/2026 68,385
0.0
30,000  Air Lease Corp.,
2.100%,
09/01/2028 27,538
0.0
44,000  Air Lease Corp.,
2.200%,
01/15/2027 42,179
0.0
44,000  Air Lease Corp.,
3.125%,
12/01/2030 39,851
0.0
30,000  Air Lease Corp.,
3.250%,
10/01/2029 28,117
0.0
50,000  Air Lease Corp.,
3.375%,
07/01/2025 49,841
0.0
30,000  Air Lease Corp.,
3.625%,
04/01/2027 29,342
0.0
30,000  Air Lease Corp.,
3.625%,
12/01/2027 29,342
0.0
30,000  Air Lease Corp.,
4.625%,
10/01/2028 29,891
0.0
30,000  Air Lease Corp.,
5.100%,
03/01/2029 30,345
0.0
41,000  Air Lease Corp.,
5.300%,
02/01/2028 41,718
0.0
41,000  Air Lease Corp.,
5.850%,
12/15/2027 42,230
0.0
44,000  Air Lease Corp., GMTN,
3.750%,
06/01/2026 43,537
0.0
86,000  Air Lease Corp., MTN,
2.875%,
01/15/2026 84,766
0.0
44,000  Air Lease Corp., MTN,
2.875%,
01/15/2032 38,337
0.0
38,000  Air Lease Corp., MTN,
3.000%,
02/01/2030 34,862
0.0
42,000  Alexandria Real Estate
Equities, Inc., 1.875%,
02/01/2033 33,115
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
588,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 $ 479,522
0.1
50,000  Alexandria Real Estate
Equities, Inc., 3.000%,
05/18/2051 30,848
0.0
59,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 40,359
0.0
23,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 20,455
0.0
30,000  Alleghany Corp.,
3.625%,
05/15/2030 28,763
0.0
18,000  Alleghany Corp.,
4.900%,
09/15/2044 16,528
0.0
588,000  Allstate Corp., 3.280%,
12/15/2026 576,269
0.1
30,000  Allstate Corp., 3.850%,
08/10/2049 22,686
0.0
41,000  Allstate Corp., 4.200%,
12/15/2046 33,279
0.0
30,000  Allstate Corp., 4.500%,
06/15/2043 25,829
0.0
11,000
(3)
Allstate Corp., 6.500%,
05/15/2067 11,245
0.0
281,000  Ally Financial, Inc.,
8.000%,
11/01/2031 313,269
0.0
70,000  American Express Co.,
1.650%,
11/04/2026 67,082
0.0
110,000  American Express Co.,
2.550%,
03/04/2027 106,344
0.0
55,000  American Express Co.,
3.125%,
05/20/2026 54,261
0.0
103,000  American Express Co.,
3.300%,
05/03/2027 100,881
0.0
140,000  American Express Co.,
3.950%,
08/01/2025 139,678
0.0
65,000  American Express Co.,
4.050%,
05/03/2029 64,267
0.0
224,000  American Express Co.,
4.050%,
12/03/2042 189,676
0.0
45,000  American Express Co.,
4.200%,
11/06/2025 44,957
0.0
80,000
(3)
American Express Co.,
4.420%,
08/03/2033 77,237
0.0
75,000  American Express Co.,
4.900%,
02/13/2026 75,311
0.0
45,000
(3)
American Express Co.,
4.989%,
05/26/2033 44,368
0.0
80,000
(3)
American Express Co.,
4.990%,
05/01/2026 80,010
0.0
80,000
(1)(3)
American Express Co.,
5.043%,
05/01/2034 79,973
0.0
95,000
(3)
American Express Co.,
5.282%,
07/27/2029 96,953
0.0
75,000
(3)
American Express Co.,
5.389%,
07/28/2027 75,813
0.0
69,000
(1)(3)
American Express Co.,
5.625%,
07/28/2034 70,567
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
95,000  American Express Co.,
5.850%,
11/05/2027 $ 98,425
0.0
20,000  American Express
Credit Corp., MTN,
3.300%,
05/03/2027 19,598
0.0
34,000  American Financial
Group, Inc., 4.500%,
06/15/2047 28,256
0.0
17,000  American Financial
Group, Inc., 5.250%,
04/02/2030 17,426
0.0
26,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 22,322
0.0
17,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 11,274
0.0
35,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 31,792
0.0
29,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 28,707
0.0
17,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 13,276
0.0
23,000  American Homes 4
Rent L.P., 4.900%,
02/15/2029 23,082
0.0
35,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 35,057
0.0
29,000  American Homes 4
Rent L.P., 5.500%,
07/15/2034 28,924
0.0
20,000  American International
Group, Inc., 3.400%,
06/30/2030 18,721
0.0
72,000  American International
Group, Inc., 3.875%,
01/15/2035 64,963
0.0
20,000  American International
Group, Inc., 4.200%,
04/01/2028 19,772
0.0
59,000  American International
Group, Inc., 4.375%,
06/30/2050 48,985
0.0
44,000  American International
Group, Inc., 4.500%,
07/16/2044 38,238
0.0
59,000  American International
Group, Inc., 4.750%,
04/01/2048 52,213
0.0
61,000  American International
Group, Inc., 5.125%,
03/27/2033 61,122
0.0
500,000  American Tower Corp.,
1.600%,
04/15/2026 485,067
0.1
500,000  American Tower Corp.,
2.700%,
04/15/2031 442,326
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
71,000  American Tower Corp.,
2.950%,
01/15/2051 $ 44,876
0.0
500,000  American Tower Corp.,
3.375%,
10/15/2026 491,148
0.1
441,000  American Tower Corp.,
3.550%,
07/15/2027 431,242
0.1
100,000  Ameriprise Financial,
Inc., 5.150%,
05/15/2033 100,910
0.0
500,000  Aon Corp., 3.750%,
05/02/2029 483,534
0.1
188,000  Aon Global Ltd.,
4.450%,
05/24/2043 158,207
0.0
238,000  Aon Global Ltd.,
4.600%,
06/14/2044 205,563
0.0
35,000  Apollo Debt Solutions
BDC, 6.700%,
07/29/2031 36,132
0.0
38,000
(1)
Apollo Debt Solutions
BDC, 6.900%,
04/13/2029 39,442
0.0
44,000  Apollo Global
Management, Inc.,
5.800%,
05/21/2054 43,526
0.0
29,000  Apollo Global
Management, Inc.,
6.375%,
11/15/2033 31,408
0.0
29,000  Arch Capital Finance
LLC, 4.011%,
12/15/2026 28,661
0.0
26,000  Arch Capital Finance
LLC, 5.031%,
12/15/2046 23,647
0.0
58,000  Arch Capital Group Ltd.,
3.635%,
06/30/2050 42,196
0.0
17,000  Arch Capital Group Ltd.,
7.350%,
05/01/2034 19,618
0.0
29,000  Arch Capital Group
US, Inc., 5.144%,
11/01/2043 27,013
0.0
1,116,000  Ares Capital Corp.,
3.250%,
07/15/2025 1,111,443
0.1
49,000  Ares Management
Corp., 5.600%,
10/11/2054 45,584
0.0
184,000  Ares Management
Corp., 6.375%,
11/10/2028 194,104
0.0
24,000  Arthur J Gallagher
& Co., 2.400%,
11/09/2031 20,550
0.0
21,000  Arthur J Gallagher
& Co., 3.050%,
03/09/2052 13,165
0.0
50,000  Arthur J Gallagher
& Co., 3.500%,
05/20/2051 34,802
0.0
30,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 30,482
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
21,000  Arthur J Gallagher
& Co., 5.500%,
03/02/2033 $ 21,398
0.0
36,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 35,252
0.0
30,000
(1)
Arthur J Gallagher
& Co., 5.750%,
07/15/2054 29,587
0.0
24,000  Arthur J Gallagher
& Co., 6.500%,
02/15/2034 26,068
0.0
36,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 39,938
0.0
29,000  Assured Guaranty US
Holdings, Inc., 3.150%,
06/15/2031 26,399
0.0
23,000  Assured Guaranty US
Holdings, Inc., 3.600%,
09/15/2051 15,890
0.0
20,000  Assured Guaranty US
Holdings, Inc., 6.125%,
09/15/2028 20,966
0.0
30,000  Athene Holding Ltd.,
3.450%,
05/15/2052 19,181
0.0
30,000  Athene Holding Ltd.,
3.500%,
01/15/2031 27,794
0.0
30,000  Athene Holding Ltd.,
3.950%,
05/25/2051 21,502
0.0
59,000  Athene Holding Ltd.,
4.125%,
01/12/2028 58,216
0.0
36,000  Athene Holding Ltd.,
5.875%,
01/15/2034 36,590
0.0
30,000  Athene Holding Ltd.,
6.150%,
04/03/2030 31,565
0.0
59,000  Athene Holding Ltd.,
6.250%,
04/01/2054 59,150
0.0
24,000
(1)
Athene Holding Ltd.,
6.650%,
02/01/2033 25,573
0.0
263,000  Australia & New
Zealand Banking Group
Ltd./New York NY,
4.750%,
01/18/2027 265,147
0.0
500,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 447,904
0.1
400,000  Banco Bilbao Vizcaya
Argentaria SA, 5.381%,
03/13/2029 410,156
0.1
200,000  Banco Santander SA,
2.749%,
12/03/2030 173,907
0.0
400,000  Banco Santander SA,
3.800%,
02/23/2028 390,663
0.1
400,000  Banco Santander SA,
4.250%,
04/11/2027 396,996
0.1
400,000  Banco Santander SA,
5.179%,
11/19/2025 400,720
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
400,000  Banco Santander SA,
6.921%,
08/08/2033 $ 424,516
0.1
385,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 371,176
0.0
250,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 213,613
0.0
220,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 189,882
0.0
200,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 179,700
0.0
470,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 413,807
0.1
135,000
(3)
Bank of America Corp.,
2.972%,
07/21/2052 86,663
0.0
235,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 178,779
0.0
401,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 388,707
0.1
135,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 132,733
0.0
85,000
(3)
Bank of America Corp.,
3.946%,
01/23/2049 66,300
0.0
135,000
(3)
Bank of America Corp.,
4.244%,
04/24/2038 121,850
0.0
150,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 149,400
0.0
270,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 260,989
0.0
200,000
(1)(3)
Bank of America Corp.,
5.080%,
01/20/2027 200,750
0.0
457,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 464,394
0.1
333,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 334,669
0.0
34,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 34,509
0.0
190,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 198,341
0.0
100,000
(3)
Bank of America Corp.,
5.933%,
09/15/2027 101,978
0.0
135,000
(3)
Bank of America Corp.,
6.204%,
11/10/2028 140,332
0.0
168,000  Bank of America
Corp., GMTN, 3.500%,
04/19/2026 166,477
0.0
135,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 132,134
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 166,796
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.922%,
10/24/2031 145,522
0.0
200,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 184,977
0.0
235,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 211,034
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
150,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 $ 144,749
0.0
337,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 239,210
0.0
65,000
(3)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 40,585
0.0
135,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 124,498
0.0
250,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 219,268
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 159,498
0.0
170,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 165,654
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.559%,
04/23/2027 197,872
0.0
169,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 166,915
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 167,039
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 194,662
0.0
100,000
(3)
Bank of America
Corp., MTN, 4.078%,
04/23/2040 86,550
0.0
370,000
(3)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 290,988
0.0
133,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 132,614
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 197,624
0.0
185,000
(3)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 152,698
0.0
135,000
(3)
Bank of America
Corp., MTN, 4.443%,
01/20/2048 114,614
0.0
135,000  Bank of America
Corp., MTN, 4.450%,
03/03/2026 134,809
0.0
35,000  Bank of America
Corp., MTN, 4.875%,
04/01/2044 32,171
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.948%,
07/22/2028 201,637
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
135,000
(1)
Bank of America
Corp., MTN, 5.000%,
01/21/2044 $ 126,588
0.0
335,000
(3)
Bank of America
Corp., MTN, 5.015%,
07/22/2033 333,706
0.0
100,000  Bank of America
Corp., MTN, 5.875%,
02/07/2042 104,679
0.0
135,000  Bank of America Corp.
L, 4.183%,
11/25/2027 133,816
0.0
35,000  Bank of America Corp.
L, 4.750%,
04/21/2045 31,247
0.0
190,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 184,860
0.0
77,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 67,970
0.0
65,000
(3)
Bank of America Corp.
N, 3.483%,
03/13/2052 46,200
0.0
117,000
(3)
Bank of Montreal,
3.088%,
01/10/2037 99,102
0.0
588,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 568,158
0.1
362,000  Bank of Montreal, MTN,
1.850%,
05/01/2025 361,173
0.0
27,000  Bank of New York
Mellon Corp., 2.500%,
01/26/2032 23,467
0.0
71,000
(3)
Bank of New York
Mellon Corp., 5.606%,
07/21/2039 71,860
0.0
30,000
(1)
Bank of New York
Mellon Corp., MTN,
1.650%,
01/28/2031 25,562
0.0
411,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 391,309
0.1
441,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 432,097
0.1
500,000
(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 492,063
0.1
53,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 53,374
0.0
89,000
(3)
Bank of New York
Mellon Corp., MTN,
5.834%,
10/25/2033 93,642
0.0
65,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 71,031
0.0
20,000
(3)
Bank of New York
Mellon Corp. J,
4.967%,
04/26/2034 19,829
0.0
56,000
(1)
Bank of Nova Scotia,
1.050%,
03/02/2026 54,347
0.0
59,000  Bank of Nova Scotia,
1.300%,
06/11/2025 58,625
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
53,000  Bank of Nova Scotia,
1.300%,
09/15/2026 $ 50,670
0.0
44,000  Bank of Nova Scotia,
1.350%,
06/24/2026 42,383
0.0
44,000
(1)
Bank of Nova Scotia,
1.950%,
02/02/2027 42,237
0.0
38,000  Bank of Nova Scotia,
2.150%,
08/01/2031 32,459
0.0
50,000  Bank of Nova Scotia,
2.450%,
02/02/2032 42,888
0.0
74,000  Bank of Nova Scotia,
2.700%,
08/03/2026 72,330
0.0
41,000  Bank of Nova Scotia,
2.951%,
03/11/2027 39,853
0.0
74,000
(1)
Bank of Nova Scotia,
4.500%,
12/16/2025 73,882
0.0
74,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 68,386
0.0
74,000  Bank of Nova Scotia,
4.750%,
02/02/2026 74,197
0.0
74,000  Bank of Nova Scotia,
4.850%,
02/01/2030 74,444
0.0
44,000
(1)
Bank of Nova Scotia,
5.250%,
06/12/2028 45,012
0.0
68,000  Bank of Nova Scotia,
5.350%,
12/07/2026 68,956
0.0
96,000  Bank of Nova Scotia,
5.450%,
06/12/2025 96,133
0.0
50,000  Bank of Nova Scotia,
5.650%,
02/01/2034 51,805
0.0
588,000
(3)
Barclays PLC, 2.667%,
03/10/2032 512,656
0.1
441,000
(1)(3)
Barclays PLC, 3.811%,
03/10/2042 344,971
0.0
441,000  Barclays PLC, 4.375%,
01/12/2026 440,292
0.1
588,000  Barclays PLC, 5.200%,
05/12/2026 590,023
0.1
250,000
(1)
Barclays PLC, 5.250%,
08/17/2045 236,312
0.0
614,000
(3)
Barclays PLC, 6.496%,
09/13/2027 629,122
0.1
44,000  Berkshire Hathaway
Finance Corp., 1.450%,
10/15/2030 37,946
0.0
30,000
(1)
Berkshire Hathaway
Finance Corp., 1.850%,
03/12/2030 26,840
0.0
44,000  Berkshire Hathaway
Finance Corp., 2.300%,
03/15/2027 42,555
0.0
44,000  Berkshire Hathaway
Finance Corp., 2.500%,
01/15/2051 26,144
0.0
104,000  Berkshire Hathaway
Finance Corp., 2.850%,
10/15/2050 66,804
0.0
59,000
(1)
Berkshire Hathaway
Finance Corp., 2.875%,
03/15/2032 53,385
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
163,000  Berkshire Hathaway
Finance Corp., 3.850%,
03/15/2052 $ 125,626
0.0
139,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 116,160
0.0
118,000  Berkshire Hathaway
Finance Corp., 4.250%,
01/15/2049 100,021
0.0
30,000  Berkshire Hathaway
Finance Corp., 4.300%,
05/15/2043 26,584
0.0
43,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 39,601
0.0
44,000  Berkshire Hathaway
Finance Corp., 5.750%,
01/15/2040 47,340
0.0
148,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 146,438
0.0
59,000
(1)
Berkshire Hathaway,
Inc., 4.500%,
02/11/2043 55,155
0.0
95,000  BlackRock Funding,
Inc., 5.350%,
01/08/2055 92,473
0.0
726,000  BlackRock, Inc.,
1.900%,
01/28/2031 628,533
0.1
72,000  Blackstone Private
Credit Fund, 2.625%,
12/15/2026 68,984
0.0
58,000  Blackstone Private
Credit Fund, 3.250%,
03/15/2027 55,911
0.0
37,000
(1)
Blackstone Private
Credit Fund, 4.000%,
01/15/2029 35,141
0.0
29,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 29,328
0.0
29,000
(1)
Blackstone Private
Credit Fund, 6.250%,
01/25/2031 29,499
0.0
46,000  Blackstone Private
Credit Fund, 7.050%,
09/29/2025 46,460
0.0
29,000  Blackstone Private
Credit Fund, 7.300%,
11/27/2028 30,683
0.0
309,000  Blackstone Secured
Lending Fund, 3.625%,
01/15/2026 305,817
0.0
233,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 221,944
0.0
173,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 176,551
0.0
58,000  Blue Owl Finance LLC,
6.250%,
04/18/2034 59,438
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
213,000  Boston Properties L.P.,
2.550%,
04/01/2032 $ 175,593
0.0
222,000
(1)
Boston Properties L.P.,
3.250%,
01/30/2031 198,965
0.0
219,000  Brighthouse Financial,
Inc., 5.625%,
05/15/2030 226,907
0.0
21,000  Brixmor Operating
Partnership L.P.,
2.250%,
04/01/2028 19,505
0.0
30,000  Brixmor Operating
Partnership L.P.,
2.500%,
08/16/2031 25,788
0.0
24,000  Brixmor Operating
Partnership L.P.,
3.900%,
03/15/2027 23,601
0.0
47,000  Brixmor Operating
Partnership L.P.,
4.050%,
07/01/2030 45,048
0.0
36,000  Brixmor Operating
Partnership L.P.,
4.125%,
06/15/2026 35,735
0.0
44,000  Brixmor Operating
Partnership L.P.,
4.125%,
05/15/2029 42,729
0.0
24,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 24,074
0.0
36,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 24,443
0.0
441,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 391,712
0.1
35,000  Brookfield Finance, Inc.,
3.500%,
03/30/2051 24,126
0.0
24,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 16,798
0.0
25,000  Brookfield Finance, Inc.,
4.700%,
09/20/2047 21,267
0.0
4,000
(1)
Brookfield Finance, Inc.,
5.675%,
01/15/2035 4,095
0.0
44,000  Brookfield Finance, Inc.,
5.968%,
03/04/2054 44,312
0.0
41,000  Brown & Brown, Inc.,
2.375%,
03/15/2031 35,223
0.0
36,000
(1)
Brown & Brown, Inc.,
4.200%,
03/17/2032 33,797
0.0
21,000  Brown & Brown, Inc.,
4.500%,
03/15/2029 20,845
0.0
36,000  Brown & Brown, Inc.,
4.950%,
03/17/2052 31,060
0.0
44,000  Camden Property Trust,
2.800%,
05/15/2030 40,188
0.0
36,000  Camden Property Trust,
3.150%,
07/01/2029 34,015
0.0
18,000
(1)
Camden Property Trust,
3.350%,
11/01/2049 12,786
0.0
24,000  Camden Property Trust,
4.100%,
10/15/2028 23,576
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
24,000  Camden Property Trust,
4.900%,
01/15/2034 $ 23,611
0.0
30,000  Camden Property Trust,
5.850%,
11/03/2026 30,633
0.0
30,000  Canadian Imperial Bank
of Commerce, 0.950%,
10/23/2025 29,423
0.0
45,000
(1)
Canadian Imperial Bank
of Commerce, 1.250%,
06/22/2026 43,337
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.300%,
04/07/2025 84,977
0.0
65,000  Canadian Imperial Bank
of Commerce, 3.450%,
04/07/2027 63,767
0.0
65,000
(1)
Canadian Imperial Bank
of Commerce, 3.600%,
04/07/2032 59,501
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.945%,
08/04/2025 84,868
0.0
65,000  Canadian Imperial Bank
of Commerce, 5.001%,
04/28/2028 65,798
0.0
80,000  Canadian Imperial Bank
of Commerce, 5.144%,
04/28/2025 80,030
0.0
30,000  Canadian Imperial Bank
of Commerce, 5.615%,
07/17/2026 30,430
0.0
55,000
(1)
Canadian Imperial Bank
of Commerce, 5.926%,
10/02/2026 56,123
0.0
45,000  Canadian Imperial Bank
of Commerce, 5.986%,
10/03/2028 46,978
0.0
70,000
(1)
Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 74,084
0.0
74,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 70,809
0.0
59,000
(3)
Capital One Financial
Corp., 2.359%,
07/29/2032 48,422
0.0
30,000
(3)
Capital One Financial
Corp., 2.618%,
11/02/2032 25,582
0.0
74,000
(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 69,397
0.0
59,000  Capital One Financial
Corp., 3.650%,
05/11/2027 57,782
0.0
89,000  Capital One Financial
Corp., 3.750%,
07/28/2026 87,772
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
80,000  Capital One Financial
Corp., 3.750%,
03/09/2027 $ 78,739
0.0
83,000  Capital One Financial
Corp., 3.800%,
01/31/2028 81,245
0.0
89,000  Capital One Financial
Corp., 4.200%,
10/29/2025 88,661
0.0
92,000
(3)
Capital One Financial
Corp., 4.927%,
05/10/2028 92,323
0.0
80,000
(3)
Capital One Financial
Corp., 4.985%,
07/24/2026 80,025
0.0
53,000
(3)
Capital One Financial
Corp., 5.247%,
07/26/2030 53,358
0.0
65,000
(3)
Capital One Financial
Corp., 5.268%,
05/10/2033 64,017
0.0
93,000
(1)(3)
Capital One Financial
Corp., 5.463%,
07/26/2030 94,169
0.0
59,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 60,001
0.0
59,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 60,283
0.0
74,000
(3)
Capital One Financial
Corp., 5.817%,
02/01/2034 74,610
0.0
59,000
(3)
Capital One Financial
Corp., 6.051%,
02/01/2035 60,270
0.0
104,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 108,166
0.0
104,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 108,733
0.0
44,000
(3)
Capital One Financial
Corp., 7.149%,
10/29/2027 45,615
0.0
104,000
(3)
Capital One Financial
Corp., 7.624%,
10/30/2031 115,853
0.0
29,000  Cboe Global Markets,
Inc., 1.625%,
12/15/2030 24,697
0.0
17,000  Cboe Global Markets,
Inc., 3.000%,
03/16/2032 15,236
0.0
38,000  Cboe Global Markets,
Inc., 3.650%,
01/12/2027 37,602
0.0
30,000  CBRE Services, Inc.,
2.500%,
04/01/2031 26,132
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
36,000  CBRE Services, Inc.,
4.875%,
03/01/2026 $ 36,000
0.0
30,000  CBRE Services, Inc.,
5.500%,
04/01/2029 30,772
0.0
59,000
(1)
CBRE Services, Inc.,
5.950%,
08/15/2034 61,720
0.0
74,000  Charles Schwab Corp.,
0.900%,
03/11/2026 71,563
0.0
59,000  Charles Schwab Corp.,
1.150%,
05/13/2026 56,979
0.0
44,000  Charles Schwab Corp.,
1.650%,
03/11/2031 37,111
0.0
50,000  Charles Schwab Corp.,
1.950%,
12/01/2031 41,878
0.0
74,000  Charles Schwab Corp.,
2.000%,
03/20/2028 69,128
0.0
44,000
(1)
Charles Schwab Corp.,
2.300%,
05/13/2031 38,413
0.0
89,000  Charles Schwab Corp.,
2.450%,
03/03/2027 85,899
0.0
28,000  Charles Schwab Corp.,
2.750%,
10/01/2029 25,890
0.0
59,000  Charles Schwab Corp.,
2.900%,
03/03/2032 51,871
0.0
38,000  Charles Schwab Corp.,
3.200%,
03/02/2027 37,231
0.0
41,000  Charles Schwab Corp.,
3.200%,
01/25/2028 39,739
0.0
36,000
(1)
Charles Schwab Corp.,
3.250%,
05/22/2029 34,247
0.0
44,000  Charles Schwab Corp.,
3.300%,
04/01/2027 43,121
0.0
21,000  Charles Schwab Corp.,
3.450%,
02/13/2026 20,832
0.0
44,000  Charles Schwab Corp.,
3.850%,
05/21/2025 43,953
0.0
36,000  Charles Schwab Corp.,
4.000%,
02/01/2029 35,459
0.0
30,000  Charles Schwab Corp.,
4.625%,
03/22/2030 30,175
0.0
71,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 73,305
0.0
77,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 80,463
0.0
59,000  Charles Schwab Corp.,
5.875%,
08/24/2026 60,109
0.0
80,000
(3)
Charles Schwab Corp.,
6.136%,
08/24/2034 85,189
0.0
77,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 81,250
0.0
47,000  Chubb Corp., 6.000%,
05/11/2037 50,410
0.0
365,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 234,616
0.0
56,000  CI Financial Corp.,
3.200%,
12/17/2030 48,940
0.0
19,000  CI Financial Corp.,
4.100%,
06/15/2051 13,669
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
140,000
(3)
Citigroup, Inc., 1.122%,
01/28/2027 $ 135,997
0.0
154,000
(3)
Citigroup, Inc., 1.462%,
06/09/2027 148,371
0.0
98,000
(3)
Citigroup, Inc., 2.520%,
11/03/2032 83,730
0.0
168,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 145,988
0.0
196,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 174,612
0.0
126,000
(3)
Citigroup, Inc., 2.666%,
01/29/2031 113,725
0.0
70,000
(3)
Citigroup, Inc., 2.904%,
11/03/2042 49,252
0.0
126,000
(3)
Citigroup, Inc., 2.976%,
11/05/2030 116,070
0.0
168,000
(3)
Citigroup, Inc., 3.057%,
01/25/2033 147,331
0.0
112,000  Citigroup, Inc., 3.400%,
05/01/2026 110,724
0.0
126,000
(3)
Citigroup, Inc., 3.520%,
10/27/2028 122,490
0.0
140,000
(3)
Citigroup, Inc., 3.668%,
07/24/2028 136,980
0.0
168,000
(3)
Citigroup, Inc., 3.785%,
03/17/2033 153,729
0.0
56,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 47,320
0.0
140,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 135,762
0.0
112,000
(3)
Citigroup, Inc., 4.075%,
04/23/2029 110,151
0.0
117,000  Citigroup, Inc., 4.125%,
07/25/2028 115,153
0.0
56,000
(3)
Citigroup, Inc., 4.281%,
04/24/2048 46,007
0.0
224,000
(3)
Citigroup, Inc., 4.412%,
03/31/2031 218,357
0.0
215,000  Citigroup, Inc., 4.450%,
09/29/2027 214,036
0.0
168,000
(3)
Citigroup, Inc., 4.542%,
09/19/2030 165,778
0.0
84,000  Citigroup, Inc., 4.600%,
03/09/2026 83,957
0.0
56,000
(1)
Citigroup, Inc., 4.650%,
07/30/2045 49,071
0.0
415,000  Citigroup, Inc., 4.650%,
07/23/2048 353,980
0.0
84,000
(3)
Citigroup, Inc., 4.658%,
05/24/2028 84,117
0.0
112,000  Citigroup, Inc., 4.750%,
05/18/2046 95,062
0.0
140,000
(3)
Citigroup, Inc., 4.910%,
05/24/2033 137,327
0.0
168,000
(3)
Citigroup, Inc., 5.174%,
02/13/2030 170,220
0.0
49,000  Citigroup, Inc., 5.300%,
05/06/2044 45,843
0.0
73,000
(3)
Citigroup, Inc., 5.316%,
03/26/2041 70,648
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
62,000
(3)
Citigroup, Inc., 5.411%,
09/19/2039 $ 59,334
0.0
140,000
(1)(3)
Citigroup, Inc., 5.449%,
06/11/2035 140,860
0.0
140,000
(3)
Citigroup, Inc., 5.827%,
02/13/2035 139,449
0.0
27,000  Citigroup, Inc., 5.875%,
02/22/2033 27,887
0.0
56,000  Citigroup, Inc., 5.875%,
01/30/2042 57,395
0.0
37,000  Citigroup, Inc., 6.000%,
10/31/2033 38,512
0.0
179,000
(3)
Citigroup, Inc., 6.174%,
05/25/2034 183,544
0.0
154,000
(1)(3)
Citigroup, Inc., 6.270%,
11/17/2033 163,498
0.0
17,000  Citigroup, Inc., 6.625%,
01/15/2028 17,973
0.0
56,000  Citigroup, Inc., 6.625%,
06/15/2032 60,381
0.0
56,000  Citigroup, Inc., 6.675%,
09/13/2043 60,640
0.0
108,000  Citigroup, Inc., 8.125%,
07/15/2039 134,077
0.0
140,000
(3)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 136,090
0.0
336,000  Citizens Financial
Group, Inc., 3.250%,
04/30/2030 308,798
0.0
92,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 94,525
0.0
117,000  CME Group, Inc.,
5.300%,
09/15/2043 117,109
0.0
29,000  CNA Financial Corp.,
2.050%,
08/15/2030 25,240
0.0
29,000  CNA Financial Corp.,
3.450%,
08/15/2027 28,279
0.0
29,000  CNA Financial Corp.,
3.900%,
05/01/2029 28,141
0.0
29,000  CNA Financial Corp.,
4.500%,
03/01/2026 28,967
0.0
29,000  CNA Financial Corp.,
5.125%,
02/15/2034 28,821
0.0
29,000  CNA Financial Corp.,
5.500%,
06/15/2033 29,587
0.0
29,000  CNO Financial
Group, Inc., 5.250%,
05/30/2029 29,056
0.0
41,000
(1)
CNO Financial
Group, Inc., 6.450%,
06/15/2034 42,790
0.0
250,000  Comerica, Inc., 3.800%,
07/22/2026 245,939
0.0
500,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 493,672
0.1
228,000  Cooperatieve Rabobank
UA, BKNT, 5.250%,
05/24/2041 224,459
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
472,000
(1)
Corebridge Financial,
Inc., 3.900%,
04/05/2032 $ 436,608
0.1
91,000
(1)
Corporate Office
Properties L.P., 2.750%,
04/15/2031 78,900
0.0
567,000  Credit Suisse USA, Inc.,
7.125%,
07/15/2032 640,678
0.1
500,000  Crown Castle, Inc.,
1.050%,
07/15/2026 476,722
0.1
415,000  Crown Castle, Inc.,
2.100%,
04/01/2031 349,152
0.0
298,000  Crown Castle, Inc.,
2.900%,
04/01/2041 209,299
0.0
26,000  CubeSmart L.P.,
2.000%,
02/15/2031 22,012
0.0
32,000  CubeSmart L.P.,
2.250%,
12/15/2028 29,337
0.0
29,000  CubeSmart L.P.,
2.500%,
02/15/2032 24,507
0.0
20,000  CubeSmart L.P.,
3.000%,
02/15/2030 18,332
0.0
17,000  CubeSmart L.P.,
3.125%,
09/01/2026 16,656
0.0
17,000  CubeSmart L.P.,
4.000%,
11/15/2025 16,935
0.0
20,000  CubeSmart L.P.,
4.375%,
02/15/2029 19,632
0.0
212,000  Deutsche Bank AG,
4.100%,
01/13/2026 211,080
0.0
366,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 351,806
0.0
569,000
(3)
Deutsche Bank AG/
New York NY, 3.547%,
09/18/2031 523,432
0.1
400,000  Deutsche Bank AG/
New York NY, 4.100%,
01/13/2026 398,358
0.1
52,000  Digital Realty Trust L.P.,
3.600%,
07/01/2029 49,611
0.0
58,000  Digital Realty Trust L.P.,
3.700%,
08/15/2027 56,970
0.0
38,000  Digital Realty Trust L.P.,
4.450%,
07/15/2028 37,757
0.0
52,000  Digital Realty Trust L.P.,
5.550%,
01/15/2028 53,242
0.0
400,000  Discover Bank, 4.250%,
03/13/2026 398,206
0.1
59,000  Discover Financial
Services, 4.100%,
02/09/2027 58,422
0.0
36,000  Discover Financial
Services, 4.500%,
01/30/2026 35,937
0.0
44,000  Discover Financial
Services, 6.700%,
11/29/2032 47,282
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
31,000
(1)(3)
Discover Financial
Services, 7.964%,
11/02/2034 $ 35,449
0.0
30,000  DOC DR, LLC, 2.625%,
11/01/2031 25,978
0.0
21,000  DOC DR, LLC, 3.950%,
01/15/2028 20,593
0.0
24,000  DOC DR, LLC, 4.300%,
03/15/2027 23,878
0.0
29,000
(3)
Enstar Finance LLC,
5.500%,
01/15/2042 28,328
0.0
29,000  Enstar Group Ltd.,
3.100%,
09/01/2031 25,021
0.0
29,000  Enstar Group Ltd.,
4.950%,
06/01/2029 28,858
0.0
137,000  EPR Properties,
3.750%,
08/15/2029 128,513
0.0
41,000  Equinix, Inc., 1.000%,
09/15/2025 40,369
0.0
30,000  Equinix, Inc., 1.250%,
07/15/2025 29,699
0.0
41,000  Equinix, Inc., 1.450%,
05/15/2026 39,633
0.0
38,000  Equinix, Inc., 1.550%,
03/15/2028 34,877
0.0
30,000  Equinix, Inc., 1.800%,
07/15/2027 28,220
0.0
24,000  Equinix, Inc., 2.000%,
05/15/2028 22,230
0.0
65,000  Equinix, Inc., 2.150%,
07/15/2030 57,017
0.0
59,000  Equinix, Inc., 2.500%,
05/15/2031 51,535
0.0
36,000  Equinix, Inc., 2.900%,
11/18/2026 35,059
0.0
30,000  Equinix, Inc., 2.950%,
09/15/2051 18,589
0.0
30,000  Equinix, Inc., 3.000%,
07/15/2050 18,951
0.0
71,000
(1)
Equinix, Inc., 3.200%,
11/18/2029 66,451
0.0
30,000  Equinix, Inc., 3.400%,
02/15/2052 20,372
0.0
71,000  Equinix, Inc., 3.900%,
04/15/2032 66,221
0.0
89,000  Equitable Holdings, Inc.,
4.350%,
04/20/2028 88,262
0.0
61,000  Equitable Holdings, Inc.,
5.000%,
04/20/2048 54,762
0.0
30,000  Equitable Holdings, Inc.,
5.594%,
01/11/2033 30,861
0.0
161,000  ERP Operating L.P.,
4.500%,
07/01/2044 139,964
0.0
240,000  Essex Portfolio L.P.,
2.650%,
03/15/2032 205,478
0.0
59,000  Everest Reinsurance
Holdings, Inc., 3.125%,
10/15/2052 36,164
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
59,000  Everest Reinsurance
Holdings, Inc., 3.500%,
10/15/2050 $ 39,748
0.0
24,000  Everest Reinsurance
Holdings, Inc., 4.868%,
06/01/2044 21,147
0.0
24,000  Extra Space Storage
L.P., 2.200%,
10/15/2030 20,917
0.0
36,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 30,130
0.0
36,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 30,656
0.0
27,000  Extra Space Storage
L.P., 2.550%,
06/01/2031 23,425
0.0
34,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 33,565
0.0
26,000  Extra Space Storage
L.P., 3.875%,
12/15/2027 25,562
0.0
24,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 23,177
0.0
20,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 19,348
0.0
36,000  Extra Space Storage
L.P., 5.400%,
02/01/2034 36,060
0.0
27,000  Extra Space Storage
L.P., 5.500%,
07/01/2030 27,696
0.0
30,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 30,824
0.0
36,000  Extra Space Storage
L.P., 5.900%,
01/15/2031 37,519
0.0
35,000  Fairfax Financial
Holdings Ltd., 3.375%,
03/03/2031 31,921
0.0
38,000  Fairfax Financial
Holdings Ltd., 4.625%,
04/29/2030 37,504
0.0
35,000  Fairfax Financial
Holdings Ltd., 4.850%,
04/17/2028 35,073
0.0
44,000  Fairfax Financial
Holdings Ltd., 5.625%,
08/16/2032 44,965
0.0
44,000  Fairfax Financial
Holdings Ltd., 6.000%,
12/07/2033 45,870
0.0
35,000
(4)
Fairfax Financial
Holdings Ltd., 6.100%,
03/15/2055 34,475
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
58,000  Fairfax Financial
Holdings Ltd., 6.350%,
03/22/2054 $ 59,159
0.0
151,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 141,070
0.0
35,000  Fidelity National
Financial, Inc., 2.450%,
03/15/2031 30,157
0.0
26,000  Fidelity National
Financial, Inc., 3.200%,
09/17/2051 15,982
0.0
38,000  Fidelity National
Financial, Inc., 3.400%,
06/15/2030 35,042
0.0
26,000  Fidelity National
Financial, Inc., 4.500%,
08/15/2028 25,814
0.0
45,000
(3)
Fifth Third Bancorp,
1.707%,
11/01/2027 42,926
0.0
65,000  Fifth Third Bancorp,
2.550%,
05/05/2027 62,447
0.0
60,000  Fifth Third Bancorp,
3.950%,
03/14/2028 58,950
0.0
35,000
(3)
Fifth Third Bancorp,
4.055%,
04/25/2028 34,591
0.0
55,000
(3)
Fifth Third Bancorp,
4.337%,
04/25/2033 51,821
0.0
90,000
(3)
Fifth Third Bancorp,
4.772%,
07/28/2030 89,486
0.0
90,000
(3)
Fifth Third Bancorp,
6.361%,
10/27/2028 93,537
0.0
90,000  Fifth Third Bancorp,
8.250%,
03/01/2038 108,143
0.0
50,000
(1)
Franklin Resources,
Inc., 1.600%,
10/30/2030 42,542
0.0
21,000  Franklin Resources,
Inc., 2.950%,
08/12/2051 13,336
0.0
803,000  FS KKR Capital Corp.,
3.400%,
01/15/2026 792,617
0.1
23,000  Globe Life, Inc.,
2.150%,
08/15/2030 19,944
0.0
32,000  Globe Life, Inc.,
4.550%,
09/15/2028 31,958
0.0
23,000  Globe Life, Inc.,
4.800%,
06/15/2032 22,356
0.0
347,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.375%,
04/15/2026 348,317
0.0
98,000  GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 96,389
0.0
126,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 126,822
0.0
148,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 149,421
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
53,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 $ 55,999
0.0
168,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 162,957
0.0
154,000
(3)
Goldman Sachs
Group, Inc., 1.542%,
09/10/2027 147,364
0.0
238,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 228,335
0.0
139,000
(3)
Goldman Sachs
Group, Inc., 1.992%,
01/27/2032 117,751
0.0
224,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 191,911
0.0
112,000  Goldman Sachs
Group, Inc., 2.600%,
02/07/2030 101,536
0.0
209,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 182,545
0.0
168,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 162,214
0.0
168,000
(3)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 145,247
0.0
81,000
(3)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 57,267
0.0
224,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 197,504
0.0
122,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 90,038
0.0
106,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 80,286
0.0
154,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 151,655
0.0
182,000
(3)
Goldman Sachs
Group, Inc., 3.615%,
03/15/2028 178,689
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 3.691%,
06/05/2028 137,350
0.0
98,000  Goldman Sachs
Group, Inc., 3.750%,
02/25/2026 97,464
0.0
140,000  Goldman Sachs
Group, Inc., 3.800%,
03/15/2030 133,928
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 136,712
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
168,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 $ 166,431
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 4.017%,
10/31/2038 120,317
0.0
196,000
(3)
Goldman Sachs
Group, Inc., 4.223%,
05/01/2029 193,342
0.0
39,000
(3)
Goldman Sachs
Group, Inc., 4.387%,
06/15/2027 38,944
0.0
84,000
(3)
Goldman Sachs
Group, Inc., 4.411%,
04/23/2039 74,796
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 139,682
0.0
112,000
(3)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 111,334
0.0
98,000  Goldman Sachs
Group, Inc., 4.750%,
10/21/2045 86,642
0.0
196,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 190,653
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 141,191
0.0
112,000
(1)
Goldman Sachs
Group, Inc., 5.150%,
05/22/2045 101,661
0.0
168,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 167,243
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 144,460
0.0
140,000
(3)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 144,739
0.0
45,000  Goldman Sachs
Group, Inc., 5.950%,
01/15/2027 46,181
0.0
58,000  Goldman Sachs
Group, Inc., 6.125%,
02/15/2033 62,580
0.0
140,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 147,764
0.0
39,000  Goldman Sachs
Group, Inc., 6.450%,
05/01/2036 41,290
0.0
154,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 162,708
0.0
70,000
(1)(3)
Goldman Sachs
Group, Inc., 6.561%,
10/24/2034 76,434
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
306,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 $ 331,161
0.0
98,000  Goldman Sachs Group,
Inc., MTN, 4.800%,
07/08/2044 87,494
0.0
123,000
(3)
Goldman Sachs Group,
Inc. VAR, 1.093%,
12/09/2026 120,055
0.0
88,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 88,397
0.0
36,000
(1)
Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 33,281
0.0
36,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 22,763
0.0
47,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 34,633
0.0
18,000  Hartford Financial
Services Group, Inc.,
4.300%,
04/15/2043 15,462
0.0
30,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 25,477
0.0
18,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 18,775
0.0
24,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 24,871
0.0
47,000  Healthcare Realty
Holdings L.P., 2.000%,
03/15/2031 39,582
0.0
38,000  Healthcare Realty
Holdings L.P., 3.100%,
02/15/2030 34,889
0.0
35,000  Healthcare Realty
Holdings L.P., 3.500%,
08/01/2026 34,435
0.0
29,000  Healthcare Realty
Holdings L.P., 3.750%,
07/01/2027 28,397
0.0
27,000  Healthpeak OP LLC,
1.350%,
02/01/2027 25,466
0.0
30,000  Healthpeak OP LLC,
2.125%,
12/01/2028 27,412
0.0
36,000  Healthpeak OP LLC,
2.875%,
01/15/2031 32,246
0.0
44,000  Healthpeak OP LLC,
3.000%,
01/15/2030 40,547
0.0
38,000  Healthpeak OP LLC,
3.250%,
07/15/2026 37,385
0.0
38,000  Healthpeak OP LLC,
3.500%,
07/15/2029 36,071
0.0
27,000  Healthpeak OP LLC,
4.000%,
06/01/2025 26,964
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 $ 44,200
0.0
18,000  Healthpeak OP LLC,
6.750%,
02/01/2041 19,783
0.0
20,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 16,977
0.0
23,000  Highwoods Realty L.P.,
3.050%,
02/15/2030 20,553
0.0
17,000  Highwoods Realty L.P.,
3.875%,
03/01/2027 16,677
0.0
20,000  Highwoods Realty L.P.,
4.125%,
03/15/2028 19,395
0.0
20,000
(1)
Highwoods Realty L.P.,
4.200%,
04/15/2029 19,181
0.0
20,000  Highwoods Realty L.P.,
7.650%,
02/01/2034 22,333
0.0
35,000  Host Hotels &
Resorts L.P., 5.700%,
07/01/2034 35,037
0.0
23,000  Host Hotels & Resorts
L.P. F, 4.500%,
02/01/2026 22,920
0.0
38,000
(1)
Host Hotels & Resorts
L.P. H, 3.375%,
12/15/2029 35,330
0.0
44,000  Host Hotels & Resorts
L.P. I, 3.500%,
09/15/2030 40,341
0.0
26,000  Host Hotels & Resorts
L.P. J, 2.900%,
12/15/2031 22,575
0.0
441,000
(3)
HSBC Holdings PLC,
4.292%,
09/12/2026 440,050
0.1
500,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 495,694
0.1
500,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 497,952
0.1
1,831,000  HSBC Holdings PLC,
6.500%,
09/15/2037 1,951,713
0.2
33,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 27,204
0.0
44,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 39,455
0.0
44,000
(3)
Huntington Bancshares,
Inc., 4.443%,
08/04/2028 43,709
0.0
24,000
(3)
Huntington Bancshares,
Inc., 5.023%,
05/17/2033 23,490
0.0
95,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 96,052
0.0
124,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 129,113
0.0
895,000  ING Groep NV, 4.550%,
10/02/2028 891,095
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
588,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 $ 479,091
0.1
74,000  Intercontinental
Exchange, Inc.,
3.000%,
06/15/2050 48,346
0.0
89,000  Intercontinental
Exchange, Inc.,
3.000%,
09/15/2060 53,854
0.0
355,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 352,104
0.0
48,000
(1)
Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 43,494
0.0
59,000  Intercontinental
Exchange, Inc.,
5.200%,
06/15/2062 54,735
0.0
164,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 153,088
0.0
29,000  Jackson Financial, Inc.,
3.125%,
11/23/2031 25,248
0.0
29,000  Jackson Financial, Inc.,
4.000%,
11/23/2051 19,839
0.0
23,000
(1)
Jackson Financial, Inc.,
5.170%,
06/08/2027 23,197
0.0
20,000  Jackson Financial, Inc.,
5.670%,
06/08/2032 20,371
0.0
588,000  Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 563,703
0.1
160,000
(3)
JPMorgan Chase & Co.,
1.045%,
11/19/2026 156,525
0.0
60,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 57,404
0.0
204,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 197,854
0.0
881,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 748,539
0.1
588,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 559,705
0.1
95,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 65,747
0.0
500,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 490,274
0.1
1,175,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 1,068,882
0.1
782,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 591,093
0.1
207,000
(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 143,924
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 571,630
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 432,237
0.1
588,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 580,299
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 $ 384,009
0.0
588,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 585,843
0.1
588,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 587,870
0.1
175,000
(3)
JPMorgan Chase & Co.,
4.323%,
04/26/2028 174,168
0.0
474,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 470,374
0.1
146,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 147,297
0.0
1,395,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 1,410,704
0.1
500,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 492,462
0.1
105,000
(1)(3)
KeyCorp, 6.401%,
03/06/2035 110,976
0.0
47,000  KeyCorp, MTN, 2.250%,
04/06/2027 44,819
0.0
44,000  KeyCorp, MTN, 2.550%,
10/01/2029 39,811
0.0
44,000  KeyCorp, MTN, 4.100%,
04/30/2028 43,149
0.0
30,000  KeyCorp, MTN, 4.150%,
10/29/2025 29,942
0.0
39,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 37,414
0.0
96,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 76,162
0.0
65,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 61,929
0.0
24,000  Kilroy Realty L.P.,
4.375%,
10/01/2025 23,942
0.0
425,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 383,536
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 0.750%,
09/30/2030 99,104
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 1.000%,
10/01/2026 170,320
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 1.750%,
09/14/2029 107,278
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 2.875%,
04/03/2028 172,709
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 3.000%,
05/20/2027 290,136
0.0
237,000
(1)
Kreditanstalt fuer
Wiederaufbau, 3.750%,
02/15/2028 235,823
0.0
237,000  Kreditanstalt fuer
Wiederaufbau, 3.875%,
06/15/2028 236,407
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
296,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.000%,
03/15/2029 $ 296,733
0.0
237,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.125%,
07/15/2033 234,935
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 4.375%,
03/01/2027 298,145
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 4.375%,
02/28/2034 118,857
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.450%,
04/18/2036 72,972
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.480%,
06/29/2037 68,999
0.0
296,000  Kreditanstalt fuer
Wiederaufbau, 4.625%,
08/07/2026 298,362
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 4.750%,
10/29/2030 122,063
0.0
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 1,492,362
0.1
17,000  Lazard Group LLC,
3.625%,
03/01/2027 16,682
0.0
29,000  Lazard Group LLC,
4.375%,
03/11/2029 28,567
0.0
29,000  Lazard Group LLC,
4.500%,
09/19/2028 28,710
0.0
23,000  Lazard Group LLC,
6.000%,
03/15/2031 23,913
0.0
26,000  Legg Mason, Inc.,
4.750%,
03/15/2026 26,047
0.0
32,000  Legg Mason, Inc.,
5.625%,
01/15/2044 31,436
0.0
30,000  Lincoln National Corp.,
3.050%,
01/15/2030 27,696
0.0
30,000
(1)
Lincoln National Corp.,
3.400%,
01/15/2031 27,629
0.0
18,000
(1)
Lincoln National Corp.,
3.400%,
03/01/2032 16,116
0.0
24,000  Lincoln National Corp.,
3.625%,
12/12/2026 23,665
0.0
30,000  Lincoln National Corp.,
3.800%,
03/01/2028 29,323
0.0
27,000  Lincoln National Corp.,
4.350%,
03/01/2048 21,385
0.0
18,000  Lincoln National Corp.,
4.375%,
06/15/2050 14,228
0.0
21,000  Lincoln National Corp.,
5.852%,
03/15/2034 21,617
0.0
22,000  Lincoln National Corp.,
6.300%,
10/09/2037 23,138
0.0
30,000  Lincoln National Corp.,
7.000%,
06/15/2040 33,828
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 $ 485,743
0.1
256,000  Lloyds Banking
Group PLC, 4.550%,
08/16/2028 255,097
0.0
500,000  Lloyds Banking
Group PLC, 4.650%,
03/24/2026 498,992
0.1
270,000
(1)
Lloyds Banking
Group PLC, 5.300%,
12/01/2045 250,122
0.0
250,000  Loews Corp., 3.750%,
04/01/2026 248,604
0.0
29,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 29,483
0.0
29,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 29,616
0.0
44,000
(1)
LPL Holdings, Inc.,
6.750%,
11/17/2028 46,531
0.0
279,000
(1)(3)
M&T Bank Corp.,
7.413%,
10/30/2029 300,647
0.0
128,000
(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 125,898
0.0
59,000  Manulife Financial
Corp., 4.150%,
03/04/2026 58,827
0.0
31,000  Manulife Financial
Corp., 5.375%,
03/04/2046 30,282
0.0
18,000  Markel Group, Inc.,
3.350%,
09/17/2029 17,092
0.0
36,000  Markel Group, Inc.,
3.450%,
05/07/2052 24,409
0.0
18,000  Markel Group, Inc.,
3.500%,
11/01/2027 17,567
0.0
30,000  Markel Group, Inc.,
4.150%,
09/17/2050 23,173
0.0
18,000  Markel Group, Inc.,
4.300%,
11/01/2047 14,398
0.0
30,000  Markel Group, Inc.,
5.000%,
04/05/2046 26,677
0.0
36,000  Markel Group, Inc.,
5.000%,
05/20/2049 31,803
0.0
31,000
(1)
Markel Group, Inc.,
6.000%,
05/16/2054 31,296
0.0
448,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 395,972
0.1
367,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 230,782
0.0
28,000  Marsh & McLennan
Cos., Inc., 4.750%,
03/15/2039 26,610
0.0
112,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 110,878
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
28,000  Marsh & McLennan
Cos., Inc., 5.150%,
03/15/2034 $ 28,283
0.0
28,000  Marsh & McLennan
Cos., Inc., 5.350%,
11/15/2044 27,382
0.0
34,000
(1)
Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 35,020
0.0
42,000  Marsh & McLennan
Cos., Inc., 5.400%,
03/15/2055 40,581
0.0
28,000  Marsh & McLennan
Cos., Inc., 5.750%,
11/01/2032 29,557
0.0
17,000  Marsh & McLennan
Cos., Inc., 5.875%,
08/01/2033 18,021
0.0
34,000  Mastercard, Inc.,
1.900%,
03/15/2031 29,518
0.0
320,000  Mastercard, Inc.,
2.950%,
03/15/2051 211,935
0.0
84,000  Mastercard, Inc.,
3.350%,
03/26/2030 79,950
0.0
420,000  Mastercard, Inc.,
3.500%,
02/26/2028 412,673
0.1
3,000  Mastercard, Inc.,
3.800%,
11/21/2046 2,397
0.0
41,000  Mastercard, Inc.,
4.350%,
01/15/2032 40,288
0.0
43,000  Mastercard, Inc.,
4.875%,
05/09/2034 43,127
0.0
200,000  MetLife, Inc., 4.050%,
03/01/2045 162,379
0.0
129,000  MetLife, Inc., 4.125%,
08/13/2042 108,582
0.0
300,000  MetLife, Inc., 4.721%,
12/15/2044 266,341
0.0
59,000
(1)
MetLife, Inc., 5.000%,
07/15/2052 53,633
0.0
179,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 151,023
0.0
360,000  Mitsubishi UFJ Financial
Group, Inc., 3.287%,
07/25/2027 351,738
0.0
85,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 3.677%,
02/22/2027 84,004
0.0
535,000  Mitsubishi UFJ Financial
Group, Inc., 3.741%,
03/07/2029 519,533
0.1
465,000  Mitsubishi UFJ Financial
Group, Inc., 3.961%,
03/02/2028 458,794
0.1
360,000  Mitsubishi UFJ Financial
Group, Inc., 4.050%,
09/11/2028 355,327
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
180,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 4.153%,
03/07/2039 $ 164,969
0.0
180,000  Mitsubishi UFJ Financial
Group, Inc., 4.286%,
07/26/2038 166,000
0.0
1,395,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 1,376,468
0.1
126,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 121,550
0.0
168,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 139,329
0.0
140,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 122,838
0.0
112,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 83,949
0.0
168,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 163,848
0.0
112,000
(3)
Morgan Stanley,
3.971%,
07/22/2038 97,090
0.0
140,000  Morgan Stanley,
4.300%,
01/27/2045 117,924
0.0
56,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 51,439
0.0
168,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 166,692
0.0
112,000
(3)
Morgan Stanley,
4.889%,
07/20/2033 110,372
0.0
126,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 127,078
0.0
140,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 141,945
0.0
126,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 127,692
0.0
112,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 109,893
0.0
182,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 182,093
0.0
126,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 128,890
0.0
140,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 141,705
0.0
140,000
(3)
Morgan Stanley,
5.656%,
04/18/2030 144,365
0.0
168,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 174,177
0.0
84,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 84,833
0.0
112,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 113,258
0.0
126,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 131,056
0.0
168,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 180,297
0.0
112,000  Morgan Stanley,
6.375%,
07/24/2042 122,110
0.0
112,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 118,233
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
112,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 $ 122,203
0.0
55,000  Morgan Stanley,
7.250%,
04/01/2032 62,542
0.0
196,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 166,943
0.0
196,000
(3)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 177,648
0.0
168,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 164,364
0.0
168,000
(3)
Morgan Stanley, GMTN,
4.431%,
01/23/2030 165,917
0.0
112,000
(3)
Morgan Stanley, GMTN,
5.597%,
03/24/2051 110,495
0.0
154,000
(3)
Morgan Stanley, MTN,
1.794%,
02/13/2032 129,081
0.0
140,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 117,336
0.0
140,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 120,210
0.0
580,000
(1)(3)
Morgan Stanley, MTN,
2.802%,
01/25/2052 359,463
0.0
168,000
(3)
Morgan Stanley, MTN,
3.622%,
04/01/2031 158,681
0.0
126,000  Morgan Stanley, MTN,
4.375%,
01/22/2047 106,063
0.0
154,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 156,116
0.0
182,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 182,165
0.0
140,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 141,678
0.0
84,000
(3)
Morgan Stanley, MTN,
5.652%,
04/13/2028 85,753
0.0
38,000  Nasdaq, Inc., 1.650%,
01/15/2031 32,171
0.0
38,000  Nasdaq, Inc., 2.500%,
12/21/2040 25,986
0.0
29,000  Nasdaq, Inc., 3.250%,
04/28/2050 19,535
0.0
29,000  Nasdaq, Inc., 3.850%,
06/30/2026 28,775
0.0
17,000  Nasdaq, Inc., 3.950%,
03/07/2052 13,067
0.0
52,000  Nasdaq, Inc., 5.350%,
06/28/2028 53,242
0.0
64,000  Nasdaq, Inc., 5.550%,
02/15/2034 65,668
0.0
44,000  Nasdaq, Inc., 5.950%,
08/15/2053 44,835
0.0
44,000  Nasdaq, Inc., 6.100%,
06/28/2063 44,756
0.0
500,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 489,413
0.1
23,000  Nationwide Financial
Services, Inc., 6.750%,
05/15/2087 22,829
0.0
588,000
(1)(3)
NatWest Group PLC,
3.073%,
05/22/2028 569,095
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  NatWest Group PLC,
4.800%,
04/05/2026 $ 501,610
0.1
220,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 224,563
0.0
24,000  NNN REIT, Inc.,
2.500%,
04/15/2030 21,464
0.0
27,000  NNN REIT, Inc.,
3.000%,
04/15/2052 16,353
0.0
18,000  NNN REIT, Inc.,
3.100%,
04/15/2050 11,290
0.0
24,000  NNN REIT, Inc.,
3.500%,
10/15/2027 23,335
0.0
27,000  NNN REIT, Inc.,
3.500%,
04/15/2051 18,196
0.0
21,000  NNN REIT, Inc.,
3.600%,
12/15/2026 20,689
0.0
24,000  NNN REIT, Inc.,
4.000%,
11/15/2025 23,908
0.0
24,000  NNN REIT, Inc.,
4.300%,
10/15/2028 23,671
0.0
18,000  NNN REIT, Inc.,
4.800%,
10/15/2048 15,318
0.0
30,000  NNN REIT, Inc.,
5.600%,
10/15/2033 30,429
0.0
200,000  Nomura Holdings, Inc.,
1.653%,
07/14/2026 192,534
0.0
351,000  Nomura Holdings, Inc.,
2.679%,
07/16/2030 313,099
0.0
346,000  Nomura Holdings, Inc.,
5.842%,
01/18/2028 355,449
0.0
59,000  Northern Trust Corp.,
1.950%,
05/01/2030 52,033
0.0
30,000
(1)
Northern Trust Corp.,
3.150%,
05/03/2029 28,636
0.0
21,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 20,293
0.0
30,000  Northern Trust Corp.,
3.650%,
08/03/2028 29,370
0.0
44,000  Northern Trust Corp.,
3.950%,
10/30/2025 43,854
0.0
59,000  Northern Trust Corp.,
4.000%,
05/10/2027 58,740
0.0
59,000  Northern Trust Corp.,
6.125%,
11/02/2032 63,033
0.0
1,763,000
(1)
Oesterreichische
Kontrollbank AG,
GMTN, 0.500%,
02/02/2026 1,709,595
0.1
38,000  Old Republic
International Corp.,
3.850%,
06/11/2051 27,088
0.0
32,000  Old Republic
International Corp.,
3.875%,
08/26/2026 31,649
0.0
23,000  Old Republic
International Corp.,
5.750%,
03/28/2034 23,561
0.0
41,000  Omega Healthcare
Investors, Inc., 3.250%,
04/15/2033 34,773
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
41,000  Omega Healthcare
Investors, Inc., 3.375%,
02/01/2031 $ 37,004
0.0
30,000  Omega Healthcare
Investors, Inc., 3.625%,
10/01/2029 28,067
0.0
41,000  Omega Healthcare
Investors, Inc., 4.500%,
04/01/2027 40,816
0.0
33,000  Omega Healthcare
Investors, Inc., 4.750%,
01/15/2028 32,933
0.0
36,000  Omega Healthcare
Investors, Inc., 5.250%,
01/15/2026 36,068
0.0
138,000  ORIX Corp., 2.250%,
03/09/2031 119,604
0.0
17,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 13,739
0.0
17,000  Piedmont Operating
Partnership L.P.,
3.150%,
08/15/2030 14,933
0.0
23,000  Piedmont Operating
Partnership L.P.,
6.875%,
07/15/2029 23,900
0.0
35,000  Piedmont Operating
Partnership L.P.,
9.250%,
07/20/2028 38,578
0.0
441,000  PNC Bank NA, 3.100%,
10/25/2027 427,390
0.1
500,000  PNC Bank NA, 3.250%,
01/22/2028 484,633
0.1
588,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 506,494
0.1
105,000
(3)
PNC Financial Services
Group, Inc., 5.401%,
07/23/2035 105,402
0.0
345,000
(3)
PNC Financial Services
Group, Inc., 5.582%,
06/12/2029 354,818
0.0
341,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 298,928
0.0
588,000  Private Export Funding
Corp. NN, 3.250%,
06/15/2025 586,501
0.1
30,000  Progressive Corp.,
2.450%,
01/15/2027 29,070
0.0
30,000  Progressive Corp.,
2.500%,
03/15/2027 29,020
0.0
30,000  Progressive Corp.,
3.000%,
03/15/2032 26,839
0.0
30,000  Progressive Corp.,
3.200%,
03/26/2030 28,192
0.0
24,000  Progressive Corp.,
3.700%,
01/26/2045 18,812
0.0
30,000  Progressive Corp.,
3.700%,
03/15/2052 22,290
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  Progressive Corp.,
3.950%,
03/26/2050 $ 23,588
0.0
33,000  Progressive Corp.,
4.000%,
03/01/2029 32,543
0.0
50,000  Progressive Corp.,
4.125%,
04/15/2047 40,949
0.0
36,000  Progressive Corp.,
4.200%,
03/15/2048 29,861
0.0
21,000  Progressive Corp.,
4.350%,
04/25/2044 18,105
0.0
30,000  Progressive Corp.,
4.950%,
06/15/2033 30,185
0.0
24,000  Progressive Corp.,
6.250%,
12/01/2032 26,112
0.0
18,000  Progressive Corp.,
6.625%,
03/01/2029 19,352
0.0
588,000  Prologis L.P., 1.750%,
07/01/2030 504,791
0.1
30,000  Prologis L.P., 2.125%,
10/15/2050 16,023
0.0
41,000  Prologis L.P., 3.000%,
04/15/2050 26,572
0.0
19,000  Prologis L.P., 3.050%,
03/01/2050 12,541
0.0
441,000
(1)
Prologis L.P., 3.250%,
10/01/2026 433,936
0.1
58,000  Prologis L.P., 4.375%,
09/15/2048 48,323
0.0
19,000
(1)
Prologis L.P., 5.250%,
06/15/2053 18,059
0.0
27,000  Prologis L.P., 5.250%,
03/15/2054 25,633
0.0
47,000
(3)
Prudential Financial,
Inc., 3.700%,
10/01/2050 42,467
0.0
53,000  Prudential Financial,
Inc., 3.905%,
12/07/2047 40,893
0.0
62,000  Prudential Financial,
Inc., 3.935%,
12/07/2049 47,296
0.0
44,000
(3)
Prudential Financial,
Inc., 4.500%,
09/15/2047 42,969
0.0
59,000
(3)
Prudential Financial,
Inc., 5.125%,
03/01/2052 56,227
0.0
59,000
(3)
Prudential Financial,
Inc., 5.375%,
05/15/2045 58,937
0.0
59,000
(3)
Prudential Financial,
Inc., 5.700%,
09/15/2048 59,329
0.0
71,000
(3)
Prudential Financial,
Inc., 6.000%,
09/01/2052 71,206
0.0
59,000
(3)
Prudential Financial,
Inc., 6.500%,
03/15/2054 60,235
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000
(3)
Prudential Financial,
Inc., 6.750%,
03/01/2053 $ 31,325
0.0
30,000  Prudential Financial,
Inc., MTN, 1.500%,
03/10/2026 29,217
0.0
30,000  Prudential Financial,
Inc., MTN, 2.100%,
03/10/2030 26,867
0.0
30,000  Prudential Financial,
Inc., MTN, 3.000%,
03/10/2040 22,551
0.0
89,000
(1)
Prudential Financial,
Inc., MTN, 3.700%,
03/13/2051 65,574
0.0
23,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 22,670
0.0
59,000  Prudential Financial,
Inc., MTN, 4.350%,
02/25/2050 48,784
0.0
24,000  Prudential Financial,
Inc., MTN, 4.418%,
03/27/2048 20,069
0.0
44,000  Prudential Financial,
Inc., MTN, 4.600%,
05/15/2044 38,805
0.0
44,000
(1)
Prudential Financial,
Inc., MTN, 5.700%,
12/14/2036 45,875
0.0
22,000  Prudential Financial,
Inc., MTN, 6.625%,
12/01/2037 24,385
0.0
21,000  Prudential Financial,
Inc., MTN, 6.625%,
06/21/2040 23,545
0.0
22,000  Prudential Financial,
Inc., MTNB, 5.750%,
07/15/2033 23,202
0.0
38,000  Public Storage
Operating Co., 1.500%,
11/09/2026 36,355
0.0
190,000
(1)
Public Storage
Operating Co., 1.850%,
05/01/2028 176,207
0.0
250,000  Public Storage
Operating Co., 2.300%,
05/01/2031 216,991
0.0
30,000  Public Storage
Operating Co., 3.094%,
09/15/2027 29,107
0.0
44,000  Raymond James
Financial, Inc., 3.750%,
04/01/2051 31,964
0.0
30,000  Raymond James
Financial, Inc., 4.650%,
04/01/2030 30,142
0.0
47,000  Raymond James
Financial, Inc., 4.950%,
07/15/2046 42,586
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
654,000  Realty Income Corp.,
3.250%,
01/15/2031 $ 601,168
0.1
249,000  Realty Income Corp.,
4.125%,
10/15/2026 247,986
0.0
25,000  Regency Centers L.P.,
2.950%,
09/15/2029 23,305
0.0
31,000  Regency Centers L.P.,
3.600%,
02/01/2027 30,510
0.0
36,000  Regency Centers L.P.,
3.700%,
06/15/2030 34,199
0.0
18,000  Regency Centers L.P.,
4.125%,
03/15/2028 17,801
0.0
25,000  Regency Centers L.P.,
4.400%,
02/01/2047 20,875
0.0
18,000  Regency Centers L.P.,
4.650%,
03/15/2049 15,503
0.0
24,000  Regency Centers L.P.,
5.250%,
01/15/2034 24,037
0.0
36,000  Regions Financial
Corp., 1.800%,
08/12/2028 32,750
0.0
56,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 55,305
0.0
42,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 43,024
0.0
42,000  Regions Financial
Corp., 7.375%,
12/10/2037 47,329
0.0
35,000  Reinsurance Group of
America, Inc., 3.150%,
06/15/2030 32,194
0.0
35,000  Reinsurance Group of
America, Inc., 3.900%,
05/15/2029 33,939
0.0
23,000  Reinsurance Group of
America, Inc., 3.950%,
09/15/2026 22,832
0.0
38,000  Reinsurance Group of
America, Inc., 5.750%,
09/15/2034 38,687
0.0
23,000
(1)
Reinsurance Group of
America, Inc., 6.000%,
09/15/2033 23,903
0.0
17,000  RenaissanceRe
Finance, Inc., 3.450%,
07/01/2027 16,621
0.0
23,000  RenaissanceRe
Holdings Ltd., 3.600%,
04/15/2029 21,929
0.0
44,000  RenaissanceRe
Holdings Ltd., 5.750%,
06/05/2033 44,816
0.0
105,000  Royal Bank of Canada,
1.200%,
04/27/2026 101,571
0.0
90,000  Royal Bank of Canada,
3.375%,
04/14/2025 89,956
0.0
75,000  Royal Bank of Canada,
3.625%,
05/04/2027 73,940
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000  Royal Bank of Canada,
3.875%,
05/04/2032 $ 60,994
0.0
78,000  Royal Bank of Canada,
GMTN, 0.875%,
01/20/2026 75,902
0.0
45,000
(1)
Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 43,280
0.0
55,000  Royal Bank of Canada,
GMTN, 1.400%,
11/02/2026 52,596
0.0
95,000  Royal Bank of Canada,
GMTN, 2.300%,
11/03/2031 81,570
0.0
80,000
(1)
Royal Bank of Canada,
GMTN, 4.240%,
08/03/2027 79,782
0.0
95,000  Royal Bank of Canada,
GMTN, 4.650%,
01/27/2026 94,947
0.0
65,000
(1)
Royal Bank of Canada,
GMTN, 4.875%,
01/12/2026 65,264
0.0
45,000  Royal Bank of Canada,
GMTN, 4.900%,
01/12/2028 45,533
0.0
105,000  Royal Bank of Canada,
GMTN, 5.000%,
02/01/2033 104,784
0.0
55,000  Royal Bank of Canada,
GMTN, 5.000%,
05/02/2033 54,836
0.0
124,000
(1)
Royal Bank of Canada,
GMTN, 5.150%,
02/01/2034 124,993
0.0
65,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 65,659
0.0
65,000  Royal Bank of Canada,
GMTN, 5.200%,
08/01/2028 66,268
0.0
95,000
(1)
Royal Bank of Canada,
MTN, 1.150%,
06/10/2025 94,381
0.0
85,000  Royal Bank of Canada,
MTN, 6.000%,
11/01/2027 88,269
0.0
30,000
(1)
Royal Bank of
Canada FXD, 2.050%,
01/21/2027 28,862
0.0
100,000  Royal Bank of Canada
GMTn, GMTn, 4.950%,
04/25/2025 100,023
0.0
47,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 40,848
0.0
20,000  Sabra Health Care L.P.,
3.900%,
10/15/2029 18,811
0.0
29,000  Sabra Health Care L.P.,
5.125%,
08/15/2026 28,979
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
23,000  Safehold GL Holdings
LLC, 2.800%,
06/15/2031 $ 20,200
0.0
20,000  Safehold GL Holdings
LLC, 2.850%,
01/15/2032 17,235
0.0
17,000  Safehold GL Holdings
LLC, 6.100%,
04/01/2034 17,507
0.0
645,000  Santander Holdings
USA, Inc., 4.500%,
07/17/2025 644,617
0.1
133,000
(3)
Santander Holdings
USA, Inc., 6.342%,
05/31/2035 136,197
0.0
397,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 381,653
0.0
603,000  Simon Property
Group L.P., 2.650%,
07/15/2030 545,801
0.1
44,000  Simon Property
Group L.P., 3.375%,
06/15/2027 43,081
0.0
65,000  Simon Property
Group L.P., 3.500%,
09/01/2025 64,722
0.0
276,000  Simon Property
Group L.P., 4.250%,
10/01/2044 228,976
0.0
441,000  State Street Corp.,
2.200%,
03/03/2031 383,001
0.0
500,000  State Street Corp.,
3.550%,
08/18/2025 498,331
0.1
22,000  STORE Capital Corp.,
2.700%,
12/01/2031 18,650
0.0
20,000  Store Capital LLC,
2.750%,
11/18/2030 17,553
0.0
20,000  Store Capital LLC,
4.500%,
03/15/2028 19,679
0.0
20,000  Store Capital LLC,
4.625%,
03/15/2029 19,561
0.0
259,000  Sumitomo Mitsui
Financial Group, Inc.,
2.142%,
09/23/2030 224,227
0.0
133,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 130,019
0.0
175,000  Sumitomo Mitsui
Financial Group, Inc.,
2.930%,
09/17/2041 128,609
0.0
190,000  Sumitomo Mitsui
Financial Group, Inc.,
3.010%,
10/19/2026 185,907
0.0
344,000  Sumitomo Mitsui
Financial Group, Inc.,
3.202%,
09/17/2029 321,124
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.352%,
10/18/2027 150,894
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
360,000  Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 $ 352,547
0.0
260,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 256,057
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 151,469
0.0
89,000  Sumitomo Mitsui
Financial Group, Inc.,
3.784%,
03/09/2026 88,471
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.944%,
07/19/2028 152,522
0.0
135,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
4.306%,
10/16/2028 134,309
0.0
205,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
6.184%,
07/13/2043 223,167
0.0
27,000  Sun Communities
Operating L.P., 2.300%,
11/01/2028 24,925
0.0
44,000  Sun Communities
Operating L.P., 2.700%,
07/15/2031 38,315
0.0
36,000  Sun Communities
Operating L.P., 4.200%,
04/15/2032 33,801
0.0
30,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 30,710
0.0
24,000  Sun Communities
Operating L.P., 5.700%,
01/15/2033 24,503
0.0
97,000
(1)
Synchrony Financial,
2.875%,
10/28/2031 82,080
0.0
250,000
(1)
Synchrony Financial,
4.500%,
07/23/2025 249,740
0.0
44,000
(3)
Synchrony Financial,
5.935%,
08/02/2030 44,638
0.0
109,000  Tanger Properties L.P.,
3.125%,
09/01/2026 106,742
0.0
95,000
(3)
Toronto-Dominion Bank,
3.625%,
09/15/2031 93,106
0.0
105,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 104,801
0.0
95,000
(1)
Toronto-Dominion Bank,
4.108%,
06/08/2027 94,364
0.0
125,000
(1)
Toronto-Dominion Bank,
4.456%,
06/08/2032 120,722
0.0
45,000
(1)
Toronto-Dominion Bank,
5.103%,
01/09/2026 45,230
0.0
80,000
(1)
Toronto-Dominion Bank,
5.156%,
01/10/2028 81,371
0.0
40,000  Toronto-Dominion
Bank, GMTN, 2.450%,
01/12/2032 34,136
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000  Toronto-Dominion
Bank, MTN, 0.750%,
09/11/2025 $ 63,935
0.0
80,000
(1)
Toronto-Dominion
Bank, MTN, 0.750%,
01/06/2026 77,816
0.0
65,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 64,558
0.0
80,000  Toronto-Dominion
Bank, MTN, 1.200%,
06/03/2026 77,105
0.0
90,000  Toronto-Dominion
Bank, MTN, 1.250%,
09/10/2026 86,099
0.0
55,000
(1)
Toronto-Dominion
Bank, MTN, 2.000%,
09/10/2031 47,009
0.0
70,000  Toronto-Dominion
Bank, MTN, 2.800%,
03/10/2027 67,859
0.0
95,000
(1)
Toronto-Dominion
Bank, MTN, 3.200%,
03/10/2032 84,793
0.0
95,000  Toronto-Dominion
Bank, MTN, 4.693%,
09/15/2027 95,635
0.0
80,000
(1)
Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 82,272
0.0
115,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 116,535
0.0
46,000
(1)
Toronto-Dominion
Bank FXD, 1.950%,
01/12/2027 44,036
0.0
21,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 25,823
0.0
30,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 17,971
0.0
410,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 332,444
0.0
42,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 38,953
0.0
70,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 67,880
0.0
56,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 51,317
0.0
42,000  Truist Financial
Corp., MTN, 1.950%,
06/05/2030 36,542
0.0
36,000  Truist Financial
Corp., MTN, 3.875%,
03/19/2029 34,840
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
48,000
(3)
Truist Financial
Corp., MTN, 4.123%,
06/06/2028 $ 47,688
0.0
84,000
(1)(3)
Truist Financial
Corp., MTN, 4.873%,
01/26/2029 84,500
0.0
56,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 53,475
0.0
84,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 82,516
0.0
56,000
(3)
Truist Financial
Corp., MTN, 5.153%,
08/05/2032 56,114
0.0
84,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 85,756
0.0
174,000
(1)(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 177,718
0.0
98,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 100,855
0.0
84,000
(3)
Truist Financial
Corp., MTN, 6.047%,
06/08/2027 85,422
0.0
42,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 44,191
0.0
98,000
(3)
Truist Financial
Corp., MTN, 7.161%,
10/30/2029 105,549
0.0
89,000  UDR, Inc., 3.000%,
08/15/2031 79,397
0.0
108,000  UDR, Inc., MTN,
3.200%,
01/15/2030 100,771
0.0
15,000  UDR, Inc., MTN,
4.400%,
01/26/2029 14,869
0.0
24,000  Unum Group, 4.000%,
06/15/2029 23,318
0.0
36,000  Unum Group, 4.125%,
06/15/2051 27,053
0.0
27,000  Unum Group, 4.500%,
12/15/2049 21,615
0.0
30,000  Unum Group, 5.750%,
08/15/2042 29,572
0.0
1,175,000
(1)
US Bancorp, MTN,
1.375%,
07/22/2030 992,682
0.1
325,000
(3)
US Bancorp mtn,
2.215%,
01/27/2028 312,010
0.0
441,000  US Bancorp X, 3.150%,
04/27/2027 430,927
0.1
29,000  Ventas Realty L.P.,
2.500%,
09/01/2031 25,118
0.0
38,000  Ventas Realty L.P.,
3.000%,
01/15/2030 34,917
0.0
26,000
(1)
Ventas Realty L.P.,
3.250%,
10/15/2026 25,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
23,000  Ventas Realty L.P.,
3.850%,
04/01/2027 $ 22,690
0.0
38,000  Ventas Realty L.P.,
4.000%,
03/01/2028 37,367
0.0
29,000
(1)
Ventas Realty L.P.,
4.125%,
01/15/2026 28,858
0.0
17,000  Ventas Realty L.P.,
4.375%,
02/01/2045 14,102
0.0
44,000  Ventas Realty L.P.,
4.400%,
01/15/2029 43,415
0.0
29,000  Ventas Realty L.P.,
4.750%,
11/15/2030 28,910
0.0
17,000  Ventas Realty L.P.,
4.875%,
04/15/2049 14,921
0.0
29,000  Ventas Realty L.P.,
5.625%,
07/01/2034 29,530
0.0
17,000  Ventas Realty L.P.,
5.700%,
09/30/2043 16,668
0.0
306,000
(1)
VICI Properties L.P.,
5.125%,
05/15/2032 299,771
0.0
133,000
(1)
Visa, Inc., 2.050%,
04/15/2030 119,408
0.0
72,000  Visa, Inc., 2.700%,
04/15/2040 54,155
0.0
441,000  Visa, Inc., 2.750%,
09/15/2027 427,161
0.1
350,000  Visa, Inc., 4.300%,
12/14/2045 305,400
0.0
21,000  W R Berkley Corp.,
3.150%,
09/30/2061 12,644
0.0
24,000  W R Berkley Corp.,
3.550%,
03/30/2052 16,881
0.0
28,000  W R Berkley Corp.,
4.000%,
05/12/2050 21,645
0.0
21,000  W R Berkley Corp.,
4.750%,
08/01/2044 18,680
0.0
55,000  Wachovia Corp.,
5.500%,
08/01/2035 55,208
0.0
20,000
(3)
Wachovia Corp.,
7.574%,
08/01/2026 20,774
0.0
205,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 204,575
0.0
235,000  Wells Fargo & Co.,
3.000%,
04/22/2026 231,478
0.0
238,000  Wells Fargo & Co.,
3.000%,
10/23/2026 232,805
0.0
237,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 176,761
0.0
135,000  Wells Fargo & Co.,
3.900%,
05/01/2045 106,494
0.0
30,000  Wells Fargo & Co.,
5.375%,
02/07/2035 30,506
0.0
125,000  Wells Fargo & Co.,
5.375%,
11/02/2043 117,404
0.0
162,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 163,171
0.0
163,000  Wells Fargo & Co.,
5.606%,
01/15/2044 156,209
0.0
35,000  Wells Fargo & Co.,
5.950%,
12/01/2086 35,388
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
140,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 $ 139,447
0.0
138,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 119,752
0.0
182,000
(3)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 173,733
0.0
168,000
(3)
Wells Fargo & Co.,
MTN, 2.572%,
02/11/2031 151,478
0.0
88,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 81,138
0.0
170,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 167,292
0.0
224,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 201,044
0.0
224,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 219,545
0.0
170,000
(1)
Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 169,321
0.0
168,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 164,515
0.0
185,000
(3)
Wells Fargo & Co.,
MTN, 3.908%,
04/25/2026 184,879
0.0
165,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 164,031
0.0
170,000  Wells Fargo & Co.,
MTN, 4.150%,
01/24/2029 167,660
0.0
135,000  Wells Fargo & Co.,
MTN, 4.400%,
06/14/2046 109,106
0.0
140,000
(3)
Wells Fargo & Co.,
MTN, 4.478%,
04/04/2031 137,656
0.0
135,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 134,948
0.0
220,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 186,824
0.0
135,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 114,680
0.0
135,000  Wells Fargo & Co.,
MTN, 4.750%,
12/07/2046 113,923
0.0
168,000
(3)
Wells Fargo & Co.,
MTN, 4.808%,
07/25/2028 168,565
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
238,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 $ 234,646
0.0
583,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 525,178
0.1
237,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 241,246
0.0
147,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 151,026
0.0
17,000  Wells Fargo & Co. B,
7.950%,
11/15/2029 19,226
0.0
393,000  Welltower OP LLC,
2.800%,
06/01/2031 349,562
0.0
120,000  Welltower OP LLC,
4.000%,
06/01/2025 119,955
0.0
500,000  Western Union Co.,
1.350%,
03/15/2026 483,705
0.1
90,000  Westpac Banking Corp.,
1.150%,
06/03/2026 86,817
0.0
80,000  Westpac Banking Corp.,
1.953%,
11/20/2028 73,582
0.0
65,000  Westpac Banking Corp.,
2.150%,
06/03/2031 56,674
0.0
45,000  Westpac Banking Corp.,
2.650%,
01/16/2030 41,512
0.0
95,000
(3)
Westpac Banking Corp.,
2.668%,
11/15/2035 82,463
0.0
65,000  Westpac Banking Corp.,
2.700%,
08/19/2026 63,667
0.0
95,000  Westpac Banking Corp.,
2.850%,
05/13/2026 93,612
0.0
65,000
(1)
Westpac Banking Corp.,
2.963%,
11/16/2040 48,085
0.0
80,000
(3)
Westpac Banking Corp.,
3.020%,
11/18/2036 69,070
0.0
65,000  Westpac Banking Corp.,
3.133%,
11/18/2041 47,295
0.0
65,000  Westpac Banking Corp.,
3.350%,
03/08/2027 63,971
0.0
65,000  Westpac Banking Corp.,
3.400%,
01/25/2028 63,572
0.0
45,000  Westpac Banking Corp.,
3.735%,
08/26/2025 44,851
0.0
65,000
(1)
Westpac Banking Corp.,
4.043%,
08/26/2027 64,879
0.0
80,000
(3)
Westpac Banking Corp.,
4.110%,
07/24/2034 76,471
0.0
65,000  Westpac Banking Corp.,
4.421%,
07/24/2039 58,634
0.0
65,000
(1)(3)
Westpac Banking Corp.,
5.405%,
08/10/2033 64,759
0.0
80,000  Westpac Banking Corp.,
5.457%,
11/18/2027 82,414
0.0
96,000
(1)(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 95,210
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
189,000  Weyerhaeuser Co.,
7.375%,
03/15/2032 $ 212,364
0.0
285,000
(1)
Willis North America,
Inc., 5.350%,
05/15/2033 287,429
0.0
132,770,264
8.6
Industrial : 2.0%
367,000  3M Co., 2.875%,
10/15/2027 353,393
0.0
33,000  3M Co., MTN, 3.000%,
08/07/2025 32,799
0.0
200,000  3M Co., MTN, 3.875%,
06/15/2044 160,078
0.0
68,000  3M Co., MTN, 4.000%,
09/14/2048 54,094
0.0
22,000  ABB Finance USA, Inc.,
3.800%,
04/03/2028 21,610
0.0
35,000  ABB Finance USA, Inc.,
4.375%,
05/08/2042 31,120
0.0
23,000  AGCO Corp., 5.450%,
03/21/2027 23,297
0.0
41,000
(1)
AGCO Corp., 5.800%,
03/21/2034 41,600
0.0
110,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 95,629
0.0
23,000  Allegion PLC, 3.500%,
10/01/2029 21,869
0.0
23,000  Allegion US Holding
Co., Inc., 3.550%,
10/01/2027 22,385
0.0
35,000  Allegion US Holding
Co., Inc., 5.411%,
07/01/2032 35,546
0.0
23,000  Allegion US Holding
Co., Inc., 5.600%,
05/29/2034 23,290
0.0
35,000  Amcor Finance
USA, Inc., 3.625%,
04/28/2026 34,632
0.0
29,000  Amcor Finance
USA, Inc., 4.500%,
05/15/2028 28,839
0.0
30,000  Amcor Finance
USA, Inc., 5.625%,
05/26/2033 30,787
0.0
30,000  Amcor Flexibles North
America, Inc., 2.630%,
06/19/2030 26,972
0.0
47,000
(1)
Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 41,386
0.0
30,000  Amcor Flexibles North
America, Inc., 4.000%,
05/17/2025 29,959
0.0
44,000  Amphenol Corp.,
2.200%,
09/15/2031 37,772
0.0
53,000  Amphenol Corp.,
2.800%,
02/15/2030 48,956
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
30,000  Amphenol Corp.,
4.350%,
06/01/2029 $ 29,820
0.0
21,000  Amphenol Corp.,
4.750%,
03/30/2026 21,075
0.0
47,000  Amphenol Corp.,
5.000%,
01/15/2035 46,943
0.0
27,000  Amphenol Corp.,
5.050%,
04/05/2027 27,396
0.0
27,000  Amphenol Corp.,
5.050%,
04/05/2029 27,555
0.0
36,000  Amphenol Corp.,
5.250%,
04/05/2034 36,655
0.0
23,000  Amphenol Corp.,
5.375%,
11/15/2054 22,681
0.0
29,000  Arrow Electronics, Inc.,
2.950%,
02/15/2032 24,873
0.0
29,000  Arrow Electronics, Inc.,
3.875%,
01/12/2028 28,298
0.0
29,000  Arrow Electronics, Inc.,
5.875%,
04/10/2034 29,372
0.0
17,000  Avnet, Inc., 3.000%,
05/15/2031 14,897
0.0
32,000  Avnet, Inc., 4.625%,
04/15/2026 31,960
0.0
17,000  Avnet, Inc., 5.500%,
06/01/2032 16,891
0.0
29,000  Avnet, Inc., 6.250%,
03/15/2028 30,011
0.0
89,000  Berry Global, Inc.,
1.570%,
01/15/2026 86,765
0.0
23,000  Berry Global, Inc.,
1.650%,
01/15/2027 21,826
0.0
29,000  Berry Global, Inc.,
5.500%,
04/15/2028 29,587
0.0
47,000  Berry Global, Inc.,
5.650%,
01/15/2034 47,709
0.0
47,000  Berry Global, Inc.,
5.800%,
06/15/2031 48,860
0.0
29,000
(3)
BNSF Funding Trust I,
6.613%,
12/15/2055 29,188
0.0
293,000  Boeing Co., 2.196%,
02/04/2026 286,727
0.0
24,000  Boeing Co., 2.250%,
06/15/2026 23,261
0.0
59,000  Boeing Co., 2.700%,
02/01/2027 56,921
0.0
305,000  Boeing Co., 2.800%,
03/01/2027 293,934
0.0
44,000
(1)
Boeing Co., 2.950%,
02/01/2030 40,100
0.0
38,000  Boeing Co., 3.100%,
05/01/2026 37,344
0.0
59,000  Boeing Co., 3.200%,
03/01/2029 55,420
0.0
65,000  Boeing Co., 3.250%,
02/01/2028 62,352
0.0
21,000  Boeing Co., 3.250%,
03/01/2028 20,047
0.0
44,000  Boeing Co., 3.250%,
02/01/2035 36,257
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
21,000  Boeing Co., 3.450%,
11/01/2028 $ 20,069
0.0
24,000  Boeing Co., 3.500%,
03/01/2039 18,427
0.0
21,000  Boeing Co., 3.550%,
03/01/2038 16,452
0.0
350,000  Boeing Co., 3.600%,
05/01/2034 301,458
0.0
83,000  Boeing Co., 3.625%,
02/01/2031 77,003
0.0
611,000  Boeing Co., 3.825%,
03/01/2059 404,746
0.1
59,000  Boeing Co., 3.950%,
08/01/2059 40,240
0.0
358,000  Boeing Co., 5.040%,
05/01/2027 359,752
0.0
266,000  Boeing Co., 5.150%,
05/01/2030 267,794
0.0
413,000  Boeing Co., 5.705%,
05/01/2040 401,721
0.1
27,000  Boeing Co., 5.875%,
02/15/2040 26,751
0.0
207,000  Boeing Co., 5.930%,
05/01/2060 194,930
0.0
24,000  Boeing Co., 6.125%,
02/15/2033 24,996
0.0
18,000  Boeing Co., 6.625%,
02/15/2038 19,270
0.0
30,000  Boeing Co., 6.875%,
03/15/2039 32,780
0.0
186,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 116,998
0.0
40,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 27,740
0.0
500,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 437,098
0.1
400,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 372,093
0.0
80,000  Burlington Northern
Santa Fe LLC, 6.150%,
05/01/2037 86,913
0.0
156,000  Canadian National
Railway Co., 3.850%,
08/05/2032 145,749
0.0
153,000
(1)
Canadian National
Railway Co., 4.450%,
01/20/2049 131,537
0.0
83,000  Canadian National
Railway Co., 6.375%,
11/15/2037 92,017
0.0
359,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 348,025
0.0
284,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 255,938
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
32,000  Carlisle Cos., Inc.,
2.200%,
03/01/2032 $ 26,663
0.0
44,000  Carlisle Cos., Inc.,
2.750%,
03/01/2030 39,954
0.0
35,000  Carlisle Cos., Inc.,
3.750%,
12/01/2027 34,239
0.0
53,000  Carrier Global Corp.,
2.493%,
02/15/2027 51,202
0.0
44,000
(1)
Carrier Global Corp.,
2.700%,
02/15/2031 39,238
0.0
118,000  Carrier Global Corp.,
2.722%,
02/15/2030 107,965
0.0
89,000  Carrier Global Corp.,
3.377%,
04/05/2040 70,066
0.0
40,000  Carrier Global Corp.,
3.577%,
04/05/2050 29,156
0.0
49,000  Carrier Global Corp.,
5.900%,
03/15/2034 51,568
0.0
30,000  Carrier Global Corp.,
6.200%,
03/15/2054 32,055
0.0
200,000  Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 195,090
0.0
500,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 479,065
0.1
200,000  Caterpillar, Inc.,
1.900%,
03/12/2031 173,723
0.0
58,000  Caterpillar, Inc.,
2.600%,
04/09/2030 53,402
0.0
47,000
(1)
Caterpillar, Inc.,
3.250%,
04/09/2050 33,137
0.0
250,000  Caterpillar, Inc.,
3.803%,
08/15/2042 206,083
0.0
35,000  CNH Industrial
Capital LLC, 1.450%,
07/15/2026 33,671
0.0
29,000  CNH Industrial
Capital LLC, 1.875%,
01/15/2026 28,385
0.0
35,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 34,919
0.0
35,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 35,456
0.0
23,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 23,079
0.0
29,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 29,823
0.0
29,000  CNH Industrial
NV, MTN, 3.850%,
11/15/2027 28,501
0.0
30,000  CSX Corp., 3.800%,
04/15/2050 22,929
0.0
246,000  CSX Corp., 4.100%,
03/15/2044 205,630
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
588,000  CSX Corp., 4.400%,
03/01/2043 $ 521,518
0.1
66,000  Deere & Co., 2.875%,
09/07/2049 43,867
0.0
17,000  Dover Corp., 2.950%,
11/04/2029 15,826
0.0
23,000  Dover Corp., 3.150%,
11/15/2025 22,777
0.0
17,000  Dover Corp., 5.375%,
10/15/2035 17,469
0.0
20,000  Dover Corp., 5.375%,
03/01/2041 19,582
0.0
41,000  Eaton Corp., 3.103%,
09/15/2027 39,864
0.0
18,000  Eaton Corp., 3.915%,
09/15/2047 14,544
0.0
41,000  Eaton Corp., 4.000%,
11/02/2032 38,924
0.0
77,000
(1)
Eaton Corp., 4.150%,
03/15/2033 73,563
0.0
59,000  Eaton Corp., 4.150%,
11/02/2042 50,657
0.0
30,000  Eaton Corp., 4.350%,
05/18/2028 30,090
0.0
41,000  Eaton Corp., 4.700%,
08/23/2052 36,506
0.0
403,000  Emerson Electric Co.,
1.950%,
10/15/2030 353,451
0.0
441,000
(1)(4)
FedEx Corp., 2.400%,
05/15/2031 381,765
0.1
250,000
(4)
FedEx Corp., 3.250%,
05/15/2041 177,944
0.0
200,000
(4)
FedEx Corp., 3.400%,
02/15/2028 192,107
0.0
33,000
(4)
FedEx Corp., 4.050%,
02/15/2048 24,411
0.0
200,000
(4)
FedEx Corp., 4.750%,
11/15/2045 167,203
0.0
52,000  Fortive Corp., 3.150%,
06/15/2026 51,053
0.0
32,000  Fortive Corp., 4.300%,
06/15/2046 26,174
0.0
41,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 38,391
0.0
30,000  Fortune Brands
Innovations, Inc.,
4.000%,
06/15/2025 29,941
0.0
27,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 25,146
0.0
27,000  Fortune Brands
Innovations, Inc.,
4.500%,
03/25/2052 21,654
0.0
36,000
(1)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 37,420
0.0
500,000  GATX Corp., 1.900%,
06/01/2031 417,278
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
536,000  GE Capital Funding
LLC, 4.550%,
05/15/2032 $ 523,201
0.1
260,000  General Dynamics
Corp., 3.600%,
11/15/2042 207,733
0.0
35,000  HEICO Corp., 5.250%,
08/01/2028 35,628
0.0
35,000  HEICO Corp., 5.350%,
08/01/2033 35,367
0.0
58,000  Honeywell International,
Inc., 1.100%,
03/01/2027 54,658
0.0
87,000  Honeywell International,
Inc., 1.750%,
09/01/2031 72,649
0.0
58,000  Honeywell International,
Inc., 1.950%,
06/01/2030 51,150
0.0
87,000  Honeywell International,
Inc., 2.500%,
11/01/2026 84,634
0.0
44,000  Honeywell International,
Inc., 2.700%,
08/15/2029 41,046
0.0
44,000
(1)
Honeywell International,
Inc., 2.800%,
06/01/2050 28,028
0.0
26,000  Honeywell International,
Inc., 3.812%,
11/21/2047 20,188
0.0
44,000  Honeywell International,
Inc., 4.250%,
01/15/2029 43,783
0.0
58,000  Honeywell International,
Inc., 4.500%,
01/15/2034 56,081
0.0
67,000  Honeywell International,
Inc., 4.650%,
07/30/2027 67,468
0.0
58,000  Honeywell International,
Inc., 4.700%,
02/01/2030 58,331
0.0
38,000  Honeywell International,
Inc., 4.750%,
02/01/2032 37,963
0.0
29,000  Honeywell International,
Inc., 4.875%,
09/01/2029 29,550
0.0
29,000  Honeywell International,
Inc., 4.950%,
02/15/2028 29,548
0.0
29,000  Honeywell International,
Inc., 4.950%,
09/01/2031 29,486
0.0
64,000  Honeywell International,
Inc., 5.000%,
02/15/2033 64,394
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
84,000  Honeywell International,
Inc., 5.000%,
03/01/2035 $ 83,717
0.0
102,000  Honeywell International,
Inc., 5.250%,
03/01/2054 97,155
0.0
38,000  Honeywell International,
Inc., 5.350%,
03/01/2064 35,980
0.0
24,000  Honeywell International,
Inc., 5.375%,
03/01/2041 23,966
0.0
26,000  Honeywell International,
Inc., 5.700%,
03/15/2036 27,139
0.0
27,000  Honeywell International,
Inc., 5.700%,
03/15/2037 28,238
0.0
41,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 38,638
0.0
36,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 36,909
0.0
36,000  Howmet Aerospace,
Inc., 5.950%,
02/01/2037 37,719
0.0
17,000  Howmet Aerospace,
Inc., 6.750%,
01/15/2028 17,975
0.0
124,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 120,273
0.0
119,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 98,942
0.0
44,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 44,764
0.0
41,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 41,584
0.0
29,000  Ingersoll Rand, Inc.,
5.314%,
06/15/2031 29,690
0.0
29,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 29,710
0.0
44,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 44,674
0.0
58,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 59,893
0.0
35,000
(1)
Ingersoll Rand, Inc.,
5.700%,
06/15/2054 34,717
0.0
500,000  Jabil, Inc., 1.700%,
04/15/2026 485,699
0.1
29,000  Jacobs Engineering
Group, Inc., 5.900%,
03/01/2033 29,825
0.0
35,000  Jacobs Engineering
Group, Inc., 6.350%,
08/18/2028 36,529
0.0
44,000  John Deere Capital
Corp., 4.500%,
01/08/2027 44,271
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
21,000  John Deere Capital
Corp., 5.300%,
09/08/2025 $ 21,070
0.0
53,000  John Deere Capital
Corp., MTN, 0.700%,
01/15/2026 51,534
0.0
33,000  John Deere Capital
Corp., MTN, 1.050%,
06/17/2026 31,783
0.0
24,000  John Deere Capital
Corp., MTN, 1.300%,
10/13/2026 22,984
0.0
500,000  John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 462,997
0.1
30,000  John Deere Capital
Corp., MTN, 1.700%,
01/11/2027 28,728
0.0
30,000  John Deere Capital
Corp., MTN, 1.750%,
03/09/2027 28,661
0.0
27,000  John Deere Capital
Corp., MTN, 2.250%,
09/14/2026 26,262
0.0
30,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 28,971
0.0
30,000  John Deere Capital
Corp., MTN, 2.650%,
06/10/2026 29,475
0.0
30,000  John Deere Capital
Corp., MTN, 2.800%,
09/08/2027 29,038
0.0
24,000  John Deere Capital
Corp., MTN, 3.050%,
01/06/2028 23,341
0.0
59,000  John Deere Capital
Corp., MTN, 3.400%,
06/06/2025 58,870
0.0
19,000  John Deere Capital
Corp., MTN, 3.400%,
09/11/2025 18,931
0.0
588,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 568,371
0.1
44,000  John Deere Capital
Corp., MTN, 4.050%,
09/08/2025 43,969
0.0
53,000  John Deere Capital
Corp., MTN, 4.150%,
09/15/2027 52,923
0.0
36,000  John Deere Capital
Corp., MTN, 4.750%,
06/08/2026 36,218
0.0
65,000  John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 65,950
0.0
71,000  John Deere Capital
Corp., MTN, 4.800%,
01/09/2026 71,239
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
33,000
(1)
John Deere Capital
Corp., MTN, 4.850%,
03/05/2027 $ 33,413
0.0
305,000  John Deere Capital
Corp., MTN, 4.900%,
03/03/2028 311,138
0.0
36,000  John Deere Capital
Corp., MTN, 4.950%,
06/06/2025 36,035
0.0
206,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 210,217
0.0
33,000  John Deere Capital
Corp., MTN, 5.150%,
09/08/2026 33,455
0.0
33,000  John Deere Capital
Corp. FXD, 5.050%,
03/03/2026 33,229
0.0
27,000  John Deere Capital
Corp. mtn, 4.950%,
03/06/2026 27,168
0.0
250,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 219,271
0.0
38,000  L3Harris Technologies,
Inc., 1.800%,
01/15/2031 32,199
0.0
24,000  L3Harris Technologies,
Inc., 2.900%,
12/15/2029 22,140
0.0
32,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 31,625
0.0
54,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 53,622
0.0
50,000
(1)
L3Harris Technologies,
Inc., 4.400%,
06/15/2028 49,650
0.0
24,000  L3Harris Technologies,
Inc., 4.854%,
04/27/2035 23,185
0.0
44,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 44,586
0.0
30,000  L3Harris Technologies,
Inc., 5.054%,
04/27/2045 27,815
0.0
44,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 44,827
0.0
44,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 44,431
0.0
74,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 75,078
0.0
89,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 90,164
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
30,000  L3Harris Technologies,
Inc., 5.500%,
08/15/2054 $ 28,977
0.0
30,000
(1)
L3Harris Technologies,
Inc., 5.600%,
07/31/2053 29,504
0.0
18,000  L3Harris Technologies,
Inc., 6.150%,
12/15/2040 18,960
0.0
93,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 58,542
0.0
500,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 478,074
0.1
500,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 448,419
0.1
53,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 45,901
0.0
53,000  Martin Marietta
Materials, Inc., 3.200%,
07/15/2051 34,680
0.0
18,000  Martin Marietta
Materials, Inc., 3.450%,
06/01/2027 17,593
0.0
30,000  Martin Marietta
Materials, Inc., 3.500%,
12/15/2027 29,214
0.0
36,000  Martin Marietta
Materials, Inc., 4.250%,
12/15/2047 29,390
0.0
30,000  Martin Marietta
Materials, Inc. CB,
2.500%,
03/15/2030 27,007
0.0
36,000  Masco Corp., 1.500%,
02/15/2028 33,033
0.0
149,000  Masco Corp., 2.000%,
02/15/2031 126,679
0.0
510,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 417,261
0.1
375,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 331,060
0.0
61,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 48,339
0.0
588,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 469,951
0.1
17,000  nVent Finance Sarl,
2.750%,
11/15/2031 14,621
0.0
29,000  nVent Finance Sarl,
4.550%,
04/15/2028 28,835
0.0
29,000  nVent Finance Sarl,
5.650%,
05/15/2033 28,963
0.0
119,000  Otis Worldwide Corp.,
2.293%,
04/05/2027 114,117
0.0
138,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 105,024
0.0
24,000  Owens Corning,
3.400%,
08/15/2026 23,618
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
18,000  Owens Corning,
3.875%,
06/01/2030 $ 17,188
0.0
27,000  Owens Corning,
3.950%,
08/15/2029 26,144
0.0
36,000  Owens Corning,
4.300%,
07/15/2047 29,060
0.0
24,000  Owens Corning,
4.400%,
01/30/2048 19,607
0.0
141,000
(1)
Owens Corning,
5.700%,
06/15/2034 144,995
0.0
22,000  Owens Corning,
7.000%,
12/01/2036 24,895
0.0
30,000  Packaging Corp. of
America, 3.000%,
12/15/2029 27,805
0.0
41,000  Packaging Corp. of
America, 3.050%,
10/01/2051 26,136
0.0
30,000
(1)
Packaging Corp. of
America, 3.400%,
12/15/2027 29,156
0.0
24,000  Packaging Corp. of
America, 4.050%,
12/15/2049 18,382
0.0
24,000
(1)
Packaging Corp. of
America, 5.700%,
12/01/2033 24,793
0.0
41,000  Parker-Hannifin Corp.,
3.250%,
03/01/2027 40,251
0.0
58,000  Parker-Hannifin Corp.,
3.250%,
06/14/2029 55,223
0.0
47,000
(1)
Parker-Hannifin Corp.,
4.000%,
06/14/2049 37,380
0.0
35,000  Parker-Hannifin Corp.,
4.100%,
03/01/2047 28,625
0.0
70,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 69,859
0.0
58,000  Parker-Hannifin Corp.,
4.500%,
09/15/2029 58,062
0.0
29,000  Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 27,364
0.0
29,000  Parker-Hannifin
Corp., MTN, 4.450%,
11/21/2044 25,368
0.0
19,000  Parker-Hannifin
Corp., MTN, 6.250%,
05/15/2038 20,897
0.0
29,000  Precision Castparts
Corp., 3.900%,
01/15/2043 23,979
0.0
19,000  Precision Castparts
Corp., 4.375%,
06/15/2045 16,574
0.0
588,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 536,847
0.1
500,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 440,052
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
64,000  Regal Rexnord Corp.,
6.050%,
02/15/2026 $ 64,496
0.0
69,000  Regal Rexnord Corp.,
6.050%,
04/15/2028 70,806
0.0
58,000  Regal Rexnord Corp.,
6.300%,
02/15/2030 60,347
0.0
72,000
(1)
Regal Rexnord Corp.,
6.400%,
04/15/2033 74,768
0.0
500,000  Republic Services, Inc.,
2.300%,
03/01/2030 449,940
0.1
46,000  Republic Services, Inc.,
3.050%,
03/01/2050 31,456
0.0
31,000  Republic Services, Inc.,
5.700%,
05/15/2041 31,482
0.0
27,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 22,882
0.0
27,000  Rockwell Automation,
Inc., 2.800%,
08/15/2061 15,680
0.0
25,000  Rockwell Automation,
Inc., 3.500%,
03/01/2029 24,221
0.0
34,000
(1)
Rockwell Automation,
Inc., 4.200%,
03/01/2049 28,239
0.0
65,000  RTX Corp., 3.030%,
03/15/2052 41,260
0.0
357,000  RTX Corp., 4.150%,
05/15/2045 292,765
0.0
104,000  RTX Corp., 4.625%,
11/16/2048 89,469
0.0
250,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 240,059
0.0
268,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 260,827
0.0
200,000
(4)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 201,336
0.0
29,000  Snap-on, Inc., 3.100%,
05/01/2050 19,521
0.0
17,000  Snap-on, Inc., 3.250%,
03/01/2027 16,654
0.0
23,000  Snap-on, Inc., 4.100%,
03/01/2048 18,727
0.0
17,000  Sonoco Products Co.,
2.250%,
02/01/2027 16,278
0.0
29,000
(1)
Sonoco Products Co.,
2.850%,
02/01/2032 25,259
0.0
35,000  Sonoco Products Co.,
3.125%,
05/01/2030 32,065
0.0
31,000  Sonoco Products Co.,
5.750%,
11/01/2040 30,809
0.0
354,000  Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 313,776
0.0
41,000  TD Synnex Corp.,
1.750%,
08/09/2026 39,292
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
35,000  TD Synnex Corp.,
2.375%,
08/09/2028 $ 32,334
0.0
29,000  TD Synnex Corp.,
2.650%,
08/09/2031 24,781
0.0
35,000  TD Synnex Corp.,
6.100%,
04/12/2034 36,021
0.0
27,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 26,220
0.0
41,000  Teledyne Technologies,
Inc., 2.250%,
04/01/2028 38,416
0.0
61,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 54,385
0.0
139,000  Textron, Inc., 2.450%,
03/15/2031 121,346
0.0
151,000  Trane Technologies
Financing Ltd., 4.500%,
03/21/2049 129,126
0.0
35,000  Trimble, Inc., 4.900%,
06/15/2028 35,103
0.0
47,000  Trimble, Inc., 6.100%,
03/15/2033 49,260
0.0
63,000  Tyco Electronics
Group SA, 7.125%,
10/01/2037 73,720
0.0
500,000  Union Pacific Corp.,
2.750%,
03/01/2026 492,884
0.1
50,000  Union Pacific Corp.,
2.950%,
03/10/2052 32,032
0.0
500,000  Union Pacific Corp.,
2.973%,
09/16/2062 292,213
0.0
250,000
(1)
Union Pacific Corp.,
3.375%,
02/01/2035 220,628
0.0
114,000  Union Pacific Corp.,
3.799%,
10/01/2051 86,626
0.0
441,000  Union Pacific Corp.,
3.799%,
04/06/2071 304,985
0.0
588,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 571,139
0.1
30,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 21,860
0.0
41,000  United Parcel
Service, Inc., 3.400%,
09/01/2049 28,869
0.0
22,000  United Parcel
Service, Inc., 3.625%,
10/01/2042 17,252
0.0
68,000  United Parcel
Service, Inc., 3.750%,
11/15/2047 52,162
0.0
44,000  United Parcel
Service, Inc., 4.250%,
03/15/2049 36,077
0.0
30,000  United Parcel
Service, Inc., 4.875%,
11/15/2040 28,465
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
65,000  United Parcel
Service, Inc., 5.050%,
03/03/2053 $ 59,634
0.0
30,000  United Parcel
Service, Inc., 5.200%,
04/01/2040 29,570
0.0
74,000  United Parcel
Service, Inc., 5.300%,
04/01/2050 70,570
0.0
118,000  United Parcel
Service, Inc., 5.600%,
05/22/2064 115,637
0.0
21,000  United Parcel
Service, Inc., 6.200%,
01/15/2038 22,762
0.0
26,000  Valmont Industries, Inc.,
5.000%,
10/01/2044 23,873
0.0
18,000  Valmont Industries, Inc.,
5.250%,
10/01/2054 16,625
0.0
41,000  Veralto Corp., 5.350%,
09/18/2028 42,000
0.0
41,000  Veralto Corp., 5.450%,
09/18/2033 41,831
0.0
41,000  Veralto Corp., 5.500%,
09/18/2026 41,513
0.0
215,000  Vulcan Materials Co.,
3.500%,
06/01/2030 202,725
0.0
38,000  Waste Connections,
Inc., 2.200%,
01/15/2032 32,198
0.0
36,000  Waste Connections,
Inc., 2.600%,
02/01/2030 32,858
0.0
50,000  Waste Connections,
Inc., 2.950%,
01/15/2052 31,883
0.0
30,000
(1)
Waste Connections,
Inc., 3.050%,
04/01/2050 19,712
0.0
30,000  Waste Connections,
Inc., 3.200%,
06/01/2032 26,928
0.0
30,000  Waste Connections,
Inc., 3.500%,
05/01/2029 28,895
0.0
44,000  Waste Connections,
Inc., 4.200%,
01/15/2033 41,830
0.0
30,000  Waste Connections,
Inc., 4.250%,
12/01/2028 29,763
0.0
44,000
(1)
Waste Connections,
Inc., 5.000%,
03/01/2034 43,873
0.0
28,000  Waste Management,
Inc., 0.750%,
11/15/2025 27,385
0.0
28,000  Waste Management,
Inc., 1.150%,
03/15/2028 25,619
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
56,000  Waste Management,
Inc., 1.500%,
03/15/2031 $ 47,081
0.0
27,000  Waste Management,
Inc., 2.000%,
06/01/2029 24,496
0.0
28,000  Waste Management,
Inc., 2.500%,
11/15/2050 16,733
0.0
27,000  Waste Management,
Inc., 2.950%,
06/01/2041 20,119
0.0
42,000  Waste Management,
Inc., 3.150%,
11/15/2027 40,845
0.0
23,000  Waste Management,
Inc., 4.100%,
03/01/2045 19,307
0.0
56,000  Waste Management,
Inc., 4.150%,
04/15/2032 54,061
0.0
38,000  Waste Management,
Inc., 4.150%,
07/15/2049 31,520
0.0
56,000  Waste Management,
Inc., 4.500%,
03/15/2028 56,347
0.0
42,000  Waste Management,
Inc., 4.625%,
02/15/2030 42,286
0.0
28,000  Waste Management,
Inc., 4.625%,
02/15/2033 27,755
0.0
39,000  Waste Management,
Inc., 4.650%,
03/15/2030 39,200
0.0
42,000  Waste Management,
Inc., 4.800%,
03/15/2032 42,098
0.0
42,000  Waste Management,
Inc., 4.875%,
02/15/2029 42,743
0.0
70,000
(1)
Waste Management,
Inc., 4.875%,
02/15/2034 70,039
0.0
42,000  Waste Management,
Inc., 4.950%,
07/03/2027 42,659
0.0
42,000  Waste Management,
Inc., 4.950%,
07/03/2031 42,775
0.0
84,000  Waste Management,
Inc., 4.950%,
03/15/2035 83,626
0.0
70,000  Waste Management,
Inc., 5.350%,
10/15/2054 68,372
0.0
44,000  Westinghouse Air Brake
Technologies Corp.,
3.450%,
11/15/2026 43,261
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
73,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 $ 73,133
0.0
29,000  Westinghouse Air Brake
Technologies Corp.,
5.611%,
03/11/2034 29,773
0.0
233,000  WRKCo, Inc., 4.900%,
03/15/2029 234,245
0.0
29,000  Xylem, Inc., 1.950%,
01/30/2028 27,086
0.0
29,000  Xylem, Inc., 2.250%,
01/30/2031 25,367
0.0
29,000  Xylem, Inc., 3.250%,
11/01/2026 28,487
0.0
23,000  Xylem, Inc., 4.375%,
11/01/2046 19,230
0.0
30,533,865
2.0
Technology : 1.9%
62,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 61,604
0.0
67,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 66,072
0.0
67,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 65,802
0.0
84,000  Accenture Capital, Inc.,
4.500%,
10/04/2034 81,198
0.0
500,000
(1)
Adobe, Inc., 2.150%,
02/01/2027 482,328
0.1
30,000
(1)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 28,524
0.0
30,000
(1)
Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 25,499
0.0
44,000  Analog Devices, Inc.,
1.700%,
10/01/2028 40,244
0.0
59,000  Analog Devices, Inc.,
2.100%,
10/01/2031 50,723
0.0
44,000  Analog Devices, Inc.,
2.800%,
10/01/2041 31,874
0.0
59,000  Analog Devices, Inc.,
2.950%,
10/01/2051 38,409
0.0
25,000  Analog Devices, Inc.,
3.450%,
06/15/2027 24,567
0.0
53,000  Analog Devices, Inc.,
3.500%,
12/05/2026 52,338
0.0
33,000  Analog Devices, Inc.,
5.050%,
04/01/2034 33,501
0.0
20,000  Analog Devices, Inc.,
5.300%,
12/15/2045 19,507
0.0
33,000  Analog Devices, Inc.,
5.300%,
04/01/2054 31,881
0.0
148,000  Apple, Inc., 1.200%,
02/08/2028 136,520
0.0
261,000  Apple, Inc., 1.650%,
05/11/2030 229,418
0.0
441,000  Apple, Inc., 2.375%,
02/08/2041 308,528
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
588,000  Apple, Inc., 2.650%,
05/11/2050 $ 370,723
0.0
750,000  Apple, Inc., 2.650%,
02/08/2051 469,943
0.1
588,000  Apple, Inc., 3.200%,
05/13/2025 587,085
0.1
588,000  Apple, Inc., 3.250%,
02/23/2026 583,040
0.1
399,000  Apple, Inc., 3.350%,
02/09/2027 393,921
0.1
500,000  Apple, Inc., 3.450%,
02/09/2045 388,050
0.1
500,000
(1)
Apple, Inc., 4.450%,
05/06/2044 461,967
0.1
44,000  Applied Materials, Inc.,
1.750%,
06/01/2030 38,449
0.0
44,000  Applied Materials, Inc.,
2.750%,
06/01/2050 27,840
0.0
71,000  Applied Materials, Inc.,
3.300%,
04/01/2027 69,784
0.0
41,000  Applied Materials, Inc.,
3.900%,
10/01/2025 40,891
0.0
59,000  Applied Materials, Inc.,
4.350%,
04/01/2047 50,695
0.0
30,000  Applied Materials, Inc.,
5.100%,
10/01/2035 30,611
0.0
36,000  Applied Materials, Inc.,
5.850%,
06/15/2041 37,849
0.0
29,000  Atlassian Corp.,
5.250%,
05/15/2029 29,534
0.0
29,000  Atlassian Corp.,
5.500%,
05/15/2034 29,461
0.0
58,000
(1)
Autodesk, Inc., 2.400%,
12/15/2031 49,704
0.0
29,000  Autodesk, Inc., 2.850%,
01/15/2030 26,665
0.0
29,000  Autodesk, Inc., 3.500%,
06/15/2027 28,435
0.0
43,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 41,844
0.0
588,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 581,676
0.1
42,000
(4)
Broadcom, Inc.,
1.950%,
02/15/2028 39,076
0.0
163,000
(4)
Broadcom, Inc.,
2.450%,
02/15/2031 143,455
0.0
104,000
(4)
Broadcom, Inc.,
2.600%,
02/15/2033 87,680
0.0
192,000
(4)
Broadcom, Inc.,
3.137%,
11/15/2035 159,210
0.0
163,000
(4)
Broadcom, Inc.,
3.187%,
11/15/2036 133,861
0.0
133,000
(4)
Broadcom, Inc.,
3.419%,
04/15/2033 118,462
0.0
178,000
(4)
Broadcom, Inc.,
3.500%,
02/15/2041 139,470
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
92,000
(4)
Broadcom, Inc.,
3.750%,
02/15/2051 $ 68,879
0.0
62,000
(1)
Broadcom, Inc.,
4.110%,
09/15/2028 61,136
0.0
49,000  Broadcom, Inc.,
4.150%,
02/15/2028 48,596
0.0
93,000  Broadcom, Inc.,
4.300%,
11/15/2032 88,805
0.0
84,000  Broadcom, Inc.,
4.750%,
04/15/2029 84,357
0.0
618,000
(4)
Broadcom, Inc.,
4.926%,
05/15/2037 594,463
0.1
58,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 50,872
0.0
44,000  Broadridge Financial
Solutions, Inc., 2.900%,
12/01/2029 40,630
0.0
29,000  Broadridge Financial
Solutions, Inc., 3.400%,
06/27/2026 28,606
0.0
28,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 27,924
0.0
56,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 55,457
0.0
56,000  Cadence Design
Systems, Inc., 4.700%,
09/10/2034 54,701
0.0
368,000  CDW LLC / CDW
Finance Corp., 2.670%,
12/01/2026 355,342
0.0
341,000  Concentrix Corp.,
6.650%,
08/02/2026 347,974
0.0
57,000  Dell International LLC
/ EMC Corp., 3.375%,
12/15/2041 42,138
0.0
44,000
(1)
Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 29,759
0.0
102,000  Dell International LLC
/ EMC Corp., 4.900%,
10/01/2026 102,420
0.0
59,000
(1)
Dell International LLC
/ EMC Corp., 5.250%,
02/01/2028 60,085
0.0
103,000  Dell International LLC
/ EMC Corp., 5.300%,
10/01/2029 104,908
0.0
59,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 59,490
0.0
59,000
(1)
Dell International LLC
/ EMC Corp., 5.750%,
02/01/2033 61,375
0.0
147,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 148,919
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
30,000  Dell International LLC
/ EMC Corp., 6.100%,
07/15/2027 $ 30,958
0.0
44,000  Dell International LLC
/ EMC Corp., 6.200%,
07/15/2030 46,603
0.0
59,000
(1)
Dell International LLC
/ EMC Corp., 8.100%,
07/15/2036 70,448
0.0
38,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 47,797
0.0
23,000  Dell, Inc., 6.500%,
04/15/2038 24,294
0.0
18,000  Dell, Inc., 7.100%,
04/15/2028 19,201
0.0
44,000  Electronic Arts, Inc.,
1.850%,
02/15/2031 37,422
0.0
44,000  Electronic Arts, Inc.,
2.950%,
02/15/2051 27,931
0.0
23,000  Electronic Arts, Inc.,
4.800%,
03/01/2026 23,024
0.0
500,000
(1)
Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 484,783
0.1
242,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 222,923
0.0
87,000  Fiserv, Inc., 2.250%,
06/01/2027 83,000
0.0
989,000  Fiserv, Inc., 2.650%,
06/01/2030 890,718
0.1
44,000  Hewlett Packard
Enterprise Co., 1.750%,
04/01/2026 42,822
0.0
148,000  Hewlett Packard
Enterprise Co., 4.900%,
10/15/2025 148,117
0.0
290,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 282,637
0.0
33,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 33,631
0.0
55,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 52,365
0.0
44,000  Hewlett Packard
Enterprise Co., 6.200%,
10/15/2035 46,590
0.0
88,000  Hewlett Packard
Enterprise Co., 6.350%,
10/15/2045 90,415
0.0
31,000  HP, Inc., 1.450%,
06/17/2026 29,836
0.0
68,000  HP, Inc., 2.200%,
06/17/2025 67,596
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
59,000  HP, Inc., 2.650%,
06/17/2031 $ 51,377
0.0
59,000  HP, Inc., 3.000%,
06/17/2027 57,042
0.0
30,000
(1)
HP, Inc., 3.400%,
06/17/2030 27,879
0.0
59,000  HP, Inc., 4.000%,
04/15/2029 57,247
0.0
40,000  HP, Inc., 4.200%,
04/15/2032 37,789
0.0
53,000  HP, Inc., 4.750%,
01/15/2028 53,366
0.0
65,000  HP, Inc., 5.500%,
01/15/2033 65,947
0.0
71,000
(1)
HP, Inc., 6.000%,
09/15/2041 71,514
0.0
484,000  Intel Corp., 2.450%,
11/15/2029 434,150
0.1
74,000  Intel Corp., 3.050%,
08/12/2051 43,550
0.0
59,000  Intel Corp., 3.100%,
02/15/2060 32,747
0.0
588,000  Intel Corp., 3.150%,
05/11/2027 570,095
0.1
44,000  Intel Corp., 3.200%,
08/12/2061 24,917
0.0
500,000  Intel Corp., 3.250%,
11/15/2049 314,032
0.0
272,000  Intel Corp., 3.734%,
12/08/2047 189,797
0.0
74,000  Intel Corp., 4.100%,
05/19/2046 55,149
0.0
59,000  Intel Corp., 4.100%,
05/11/2047 43,629
0.0
133,000  Intel Corp., 4.750%,
03/25/2050 107,244
0.0
104,000  Intel Corp., 4.875%,
02/10/2028 104,568
0.0
59,000
(1)
Intel Corp., 4.950%,
03/25/2060 47,839
0.0
53,000  Intel Corp., 5.050%,
08/05/2062 43,151
0.0
44,000
(1)
Intel Corp., 5.200%,
02/10/2033 43,458
0.0
68,000  Intel Corp., 5.600%,
02/21/2054 61,881
0.0
59,000
(1)
Intel Corp., 5.625%,
02/10/2043 55,740
0.0
118,000  Intel Corp., 5.700%,
02/10/2053 108,545
0.0
1,763,000  International Business
Machines Corp.,
1.950%,
05/15/2030 1,550,476
0.1
588,000  International Business
Machines Corp.,
2.850%,
05/15/2040 429,935
0.1
186,000  International Business
Machines Corp.,
3.450%,
02/19/2026 184,411
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
140,000
(1)
Intuit, Inc., 5.500%,
09/15/2053 $ 139,335
0.0
251,000
(1)
KLA Corp., 4.950%,
07/15/2052 230,140
0.0
39,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 37,474
0.0
26,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 24,158
0.0
38,000
(1)
Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 33,386
0.0
32,000  Kyndryl Holdings, Inc.,
4.100%,
10/15/2041 24,828
0.0
29,000
(1)
Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 30,086
0.0
441,000  Lam Research Corp.,
4.000%,
03/15/2029 434,460
0.1
59,000  Leidos, Inc., 2.300%,
02/15/2031 50,754
0.0
44,000  Leidos, Inc., 4.375%,
05/15/2030 42,788
0.0
44,000  Leidos, Inc., 5.750%,
03/15/2033 45,139
0.0
30,000  Marvell Technology,
Inc., 1.650%,
04/15/2026 29,117
0.0
44,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 41,234
0.0
44,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 39,285
0.0
28,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 28,132
0.0
30,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 30,927
0.0
30,000
(1)
Marvell Technology,
Inc., 5.950%,
09/15/2033 31,307
0.0
59,000  Micron Technology, Inc.,
2.703%,
04/15/2032 50,414
0.0
30,000  Micron Technology, Inc.,
3.366%,
11/01/2041 22,180
0.0
30,000  Micron Technology, Inc.,
3.477%,
11/01/2051 20,416
0.0
53,000  Micron Technology, Inc.,
4.185%,
02/15/2027 52,608
0.0
50,000  Micron Technology, Inc.,
4.663%,
02/15/2030 49,399
0.0
59,000
(1)
Micron Technology, Inc.,
5.300%,
01/15/2031 59,675
0.0
41,000  Micron Technology, Inc.,
5.327%,
02/06/2029 41,618
0.0
36,000  Micron Technology, Inc.,
5.375%,
04/15/2028 36,622
0.0
44,000  Micron Technology, Inc.,
5.875%,
02/09/2033 45,592
0.0
53,000
(1)
Micron Technology, Inc.,
5.875%,
09/15/2033 55,152
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
74,000  Micron Technology, Inc.,
6.750%,
11/01/2029 $ 79,416
0.0
200,000  Microsoft Corp.,
2.400%,
08/08/2026 195,640
0.0
500,000  Microsoft Corp.,
2.525%,
06/01/2050 313,529
0.0
206,000  Microsoft Corp.,
2.675%,
06/01/2060 123,212
0.0
588,000  Microsoft Corp.,
2.921%,
03/17/2052 394,692
0.1
413,000  Microsoft Corp.,
3.041%,
03/17/2062 269,634
0.0
500,000  Microsoft Corp.,
3.125%,
11/03/2025 496,998
0.1
300,000  Microsoft Corp.,
3.300%,
02/06/2027 296,246
0.0
250,000
(1)
Microsoft Corp.,
3.500%,
02/12/2035 230,561
0.0
74,000  NVIDIA Corp., 1.550%,
06/15/2028 68,351
0.0
136,000
(1)
NVIDIA Corp., 2.850%,
04/01/2030 126,922
0.0
59,000  NVIDIA Corp., 3.200%,
09/16/2026 58,264
0.0
100,000  NVIDIA Corp., 3.500%,
04/01/2040 83,955
0.0
100,000
(1)
NVIDIA Corp., 3.500%,
04/01/2050 75,955
0.0
30,000  NVIDIA Corp., 3.700%,
04/01/2060 22,496
0.0
30,000
(1)
NXP BV / NXP
Funding LLC, 5.550%,
12/01/2028 30,745
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 51,466
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.650%,
02/15/2032 50,382
0.0
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 21,376
0.0
76,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 49,345
0.0
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 55,051
0.0
144,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 141,296
0.0
60,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 59,212
0.0
154,000  Oracle Corp., 1.650%,
03/25/2026 149,712
0.0
112,000  Oracle Corp., 2.300%,
03/25/2028 105,222
0.0
168,000  Oracle Corp., 2.650%,
07/15/2026 164,046
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
126,000  Oracle Corp., 2.800%,
04/01/2027 $ 122,046
0.0
182,000  Oracle Corp., 2.875%,
03/25/2031 162,995
0.0
182,000  Oracle Corp., 2.950%,
04/01/2030 167,241
0.0
154,000  Oracle Corp., 3.250%,
11/15/2027 149,316
0.0
28,000  Oracle Corp., 3.250%,
05/15/2030 26,092
0.0
168,000  Oracle Corp., 3.600%,
04/01/2040 132,209
0.0
252,000  Oracle Corp., 3.600%,
04/01/2050 175,212
0.0
126,000  Oracle Corp., 3.650%,
03/25/2041 97,835
0.0
98,000  Oracle Corp., 3.800%,
11/15/2037 82,619
0.0
70,000  Oracle Corp., 3.850%,
07/15/2036 60,703
0.0
196,000  Oracle Corp., 3.850%,
04/01/2060 134,821
0.0
70,000  Oracle Corp., 3.900%,
05/15/2035 62,339
0.0
182,000  Oracle Corp., 3.950%,
03/25/2051 133,777
0.0
168,000  Oracle Corp., 4.000%,
07/15/2046 128,573
0.0
126,000  Oracle Corp., 4.000%,
11/15/2047 95,608
0.0
84,000  Oracle Corp., 4.100%,
03/25/2061 60,089
0.0
112,000  Oracle Corp., 4.125%,
05/15/2045 88,506
0.0
84,000  Oracle Corp., 4.200%,
09/27/2029 82,418
0.0
98,000  Oracle Corp., 4.300%,
07/08/2034 91,186
0.0
70,000  Oracle Corp., 4.375%,
05/15/2055 54,602
0.0
42,000  Oracle Corp., 4.500%,
05/06/2028 42,025
0.0
56,000  Oracle Corp., 4.500%,
07/08/2044 47,183
0.0
42,000
(1)
Oracle Corp., 4.650%,
05/06/2030 41,912
0.0
98,000
(1)
Oracle Corp., 4.700%,
09/27/2034 93,620
0.0
84,000  Oracle Corp., 4.900%,
02/06/2033 82,628
0.0
125,000  Oracle Corp., 5.375%,
07/15/2040 119,488
0.0
98,000  Oracle Corp., 5.375%,
09/27/2054 89,433
0.0
70,000  Oracle Corp., 5.500%,
09/27/2064 63,511
0.0
126,000  Oracle Corp., 5.550%,
02/06/2053 117,863
0.0
56,000  Oracle Corp., 5.800%,
11/10/2025 56,436
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
70,000  Oracle Corp., 6.125%,
07/08/2039 $ 73,040
0.0
70,000  Oracle Corp., 6.150%,
11/09/2029 74,125
0.0
126,000  Oracle Corp., 6.250%,
11/09/2032 134,426
0.0
70,000  Oracle Corp., 6.500%,
04/15/2038 75,600
0.0
140,000  Oracle Corp., 6.900%,
11/09/2052 154,463
0.0
318,000  Qualcomm, Inc.,
2.150%,
05/20/2030 285,119
0.0
378,000
(1)
Qualcomm, Inc.,
4.650%,
05/20/2035 373,348
0.1
182,000  Qualcomm, Inc.,
4.800%,
05/20/2045 166,848
0.0
41,000  Roper Technologies,
Inc., 1.000%,
09/15/2025 40,373
0.0
41,000  Roper Technologies,
Inc., 1.400%,
09/15/2027 38,068
0.0
59,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 49,609
0.0
36,000
(1)
Roper Technologies,
Inc., 2.000%,
06/30/2030 31,456
0.0
41,000  Roper Technologies,
Inc., 2.950%,
09/15/2029 38,157
0.0
41,000  Roper Technologies,
Inc., 3.800%,
12/15/2026 40,531
0.0
18,000  Roper Technologies,
Inc., 3.850%,
12/15/2025 17,928
0.0
47,000  Roper Technologies,
Inc., 4.200%,
09/15/2028 46,473
0.0
14,000  Salesforce, Inc.,
1.950%,
07/15/2031 12,060
0.0
74,000  Salesforce, Inc.,
2.700%,
07/15/2041 52,841
0.0
118,000  Salesforce, Inc.,
2.900%,
07/15/2051 76,218
0.0
74,000  Salesforce, Inc.,
3.050%,
07/15/2061 45,695
0.0
266,000  Salesforce, Inc.,
3.700%,
04/11/2028 262,105
0.0
87,000  ServiceNow, Inc.,
1.400%,
09/01/2030 73,449
0.0
219,000  Take-Two Interactive
Software, Inc., 4.950%,
03/28/2028 221,163
0.0
29,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 25,888
0.0
30,000  Texas Instruments, Inc.,
1.125%,
09/15/2026 28,743
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
44,000  Texas Instruments, Inc.,
1.750%,
05/04/2030 $ 38,611
0.0
30,000  Texas Instruments, Inc.,
1.900%,
09/15/2031 25,782
0.0
44,000  Texas Instruments, Inc.,
2.250%,
09/04/2029 40,326
0.0
30,000  Texas Instruments, Inc.,
2.700%,
09/15/2051 18,556
0.0
30,000  Texas Instruments, Inc.,
2.900%,
11/03/2027 29,074
0.0
24,000  Texas Instruments, Inc.,
3.650%,
08/16/2032 22,434
0.0
44,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 38,872
0.0
18,000  Texas Instruments, Inc.,
4.100%,
08/16/2052 14,456
0.0
89,000
(1)
Texas Instruments, Inc.,
4.150%,
05/15/2048 73,801
0.0
38,000  Texas Instruments, Inc.,
4.600%,
02/08/2027 38,334
0.0
41,000  Texas Instruments, Inc.,
4.600%,
02/15/2028 41,437
0.0
38,000  Texas Instruments, Inc.,
4.600%,
02/08/2029 38,414
0.0
36,000
(1)
Texas Instruments, Inc.,
4.850%,
02/08/2034 36,125
0.0
56,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 56,699
0.0
38,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 35,458
0.0
92,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 84,402
0.0
44,000
(1)
Texas Instruments, Inc.,
5.150%,
02/08/2054 41,780
0.0
237,000  TSMC Arizona Corp.,
3.125%,
10/25/2041 185,836
0.0
242,000  TSMC Arizona Corp.,
4.125%,
04/22/2029 239,316
0.0
44,000  VMware LLC, 1.800%,
08/15/2028 40,124
0.0
89,000  VMware LLC, 2.200%,
08/15/2031 75,687
0.0
74,000  VMware LLC, 3.900%,
08/21/2027 72,724
0.0
30,000  VMware LLC, 4.650%,
05/15/2027 30,079
0.0
44,000  VMware LLC, 4.700%,
05/15/2030 43,629
0.0
110,000  VMware, Inc., 1.400%,
08/15/2026 105,370
0.0
59,000  Workday, Inc., 3.500%,
04/01/2027 57,858
0.0
44,000  Workday, Inc., 3.700%,
04/01/2029 42,424
0.0
74,000  Workday, Inc., 3.800%,
04/01/2032 68,521
0.0
44,000  Xilinx, Inc., 2.375%,
06/01/2030 39,653
0.0
29,571,084
1.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 2.2%
47,000  AES Corp., 1.375%,
01/15/2026 $ 45,717
0.0
59,000  AES Corp., 2.450%,
01/15/2031 50,459
0.0
53,000  AES Corp., 5.450%,
06/01/2028 53,936
0.0
27,000  Ameren Corp., 1.750%,
03/15/2028 24,890
0.0
30,000  Ameren Corp., 1.950%,
03/15/2027 28,586
0.0
47,000  Ameren Corp., 3.500%,
01/15/2031 43,694
0.0
21,000  Ameren Corp., 3.650%,
02/15/2026 20,840
0.0
41,000  Ameren Corp., 5.000%,
01/15/2029 41,398
0.0
36,000  Ameren Corp., 5.700%,
12/01/2026 36,649
0.0
22,000  Ameren Illinois Co.,
1.550%,
11/15/2030 18,734
0.0
21,000  Ameren Illinois Co.,
2.900%,
06/15/2051 13,462
0.0
18,000  Ameren Illinois Co.,
3.250%,
03/15/2050 12,383
0.0
30,000  Ameren Illinois Co.,
3.700%,
12/01/2047 22,680
0.0
25,000  Ameren Illinois Co.,
3.800%,
05/15/2028 24,608
0.0
30,000  Ameren Illinois Co.,
3.850%,
09/01/2032 28,080
0.0
29,000  Ameren Illinois Co.,
4.150%,
03/15/2046 24,011
0.0
30,000  Ameren Illinois Co.,
4.500%,
03/15/2049 25,547
0.0
30,000
(1)
Ameren Illinois Co.,
4.950%,
06/01/2033 29,859
0.0
25,000  Ameren Illinois Co.,
5.550%,
07/01/2054 24,752
0.0
21,000  Ameren Illinois Co.,
5.900%,
12/01/2052 21,777
0.0
33,000  American Water
Capital Corp., 2.300%,
06/01/2031 28,569
0.0
30,000  American Water
Capital Corp., 2.800%,
05/01/2030 27,453
0.0
36,000
(1)
American Water
Capital Corp., 2.950%,
09/01/2027 34,793
0.0
33,000  American Water
Capital Corp., 3.250%,
06/01/2051 22,178
0.0
33,000  American Water
Capital Corp., 3.450%,
06/01/2029 31,635
0.0
30,000  American Water
Capital Corp., 3.450%,
05/01/2050 21,134
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
37,000  American Water
Capital Corp., 3.750%,
09/01/2028 $ 36,156
0.0
44,000  American Water
Capital Corp., 3.750%,
09/01/2047 33,318
0.0
18,000  American Water
Capital Corp., 4.000%,
12/01/2046 14,102
0.0
33,000  American Water
Capital Corp., 4.150%,
06/01/2049 26,570
0.0
41,000  American Water
Capital Corp., 4.200%,
09/01/2048 33,175
0.0
30,000  American Water
Capital Corp., 4.300%,
12/01/2042 25,908
0.0
19,000  American Water
Capital Corp., 4.300%,
09/01/2045 16,052
0.0
47,000
(1)
American Water
Capital Corp., 4.450%,
06/01/2032 45,576
0.0
41,000  American Water
Capital Corp., 5.150%,
03/01/2034 41,165
0.0
41,000
(1)
American Water
Capital Corp., 5.450%,
03/01/2054 39,548
0.0
44,000  American Water
Capital Corp., 6.593%,
10/15/2037 48,602
0.0
347,000  Appalachian Power Co.,
4.400%,
05/15/2044 286,102
0.0
441,000  Appalachian Power Co.,
4.450%,
06/01/2045 361,058
0.0
24,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 19,582
0.0
171,000  Arizona Public
Service Co., 2.950%,
09/15/2027 164,620
0.0
229,000  Arizona Public
Service Co., 3.350%,
05/15/2050 156,750
0.0
500,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 434,878
0.1
309,000  Atmos Energy Corp.,
4.125%,
10/15/2044 256,384
0.0
60,000  Atmos Energy Corp.,
4.125%,
03/15/2049 47,775
0.0
23,000  Avista Corp., 4.000%,
04/01/2052 17,158
0.0
22,000  Avista Corp., 4.350%,
06/01/2048 18,355
0.0
61,000  Baltimore Gas and
Electric Co., 3.500%,
08/15/2046 44,738
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  Berkshire Hathaway
Energy Co., 1.650%,
05/15/2031 $ 25,080
0.0
89,000  Berkshire Hathaway
Energy Co., 2.850%,
05/15/2051 54,652
0.0
35,000  Berkshire Hathaway
Energy Co., 3.250%,
04/15/2028 33,913
0.0
65,000  Berkshire Hathaway
Energy Co., 3.700%,
07/15/2030 62,419
0.0
44,000  Berkshire Hathaway
Energy Co., 3.800%,
07/15/2048 33,324
0.0
52,000  Berkshire Hathaway
Energy Co., 4.250%,
10/15/2050 41,439
0.0
59,000  Berkshire Hathaway
Energy Co., 4.450%,
01/15/2049 49,067
0.0
44,000  Berkshire Hathaway
Energy Co., 4.500%,
02/01/2045 38,093
0.0
58,000  Berkshire Hathaway
Energy Co., 4.600%,
05/01/2053 48,467
0.0
44,000  Berkshire Hathaway
Energy Co., 5.150%,
11/15/2043 41,851
0.0
33,000  Berkshire Hathaway
Energy Co., 5.950%,
05/15/2037 34,886
0.0
121,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 128,911
0.0
24,000  Black Hills Corp.,
2.500%,
06/15/2030 21,308
0.0
24,000  Black Hills Corp.,
3.050%,
10/15/2029 22,291
0.0
24,000  Black Hills Corp.,
3.150%,
01/15/2027 23,364
0.0
18,000  Black Hills Corp.,
3.875%,
10/15/2049 13,321
0.0
18,000  Black Hills Corp.,
3.950%,
01/15/2026 17,881
0.0
18,000  Black Hills Corp.,
4.200%,
09/15/2046 14,511
0.0
24,000  Black Hills Corp.,
4.350%,
05/01/2033 22,472
0.0
21,000  Black Hills Corp.,
5.950%,
03/15/2028 21,766
0.0
27,000  Black Hills Corp.,
6.150%,
05/15/2034 28,307
0.0
441,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 430,909
0.1
22,000  CenterPoint Energy
Houston Electric LLC
AE, 2.350%,
04/01/2031 19,240
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
441,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 $ 308,113
0.0
29,000  CenterPoint Energy
Houston Electric
LLC AG, 3.000%,
03/01/2032 25,763
0.0
28,000  CenterPoint Energy
Resources Corp.,
4.400%,
07/01/2032 26,829
0.0
28,000  CenterPoint Energy,
Inc., 2.650%,
06/01/2031 24,591
0.0
20,000  Cleveland Electric
Illuminating Co.,
5.950%,
12/15/2036 20,709
0.0
250,000  CMS Energy Corp.,
4.875%,
03/01/2044 224,276
0.0
41,000  Commonwealth Edison
Co. 130, 3.125%,
03/15/2051 26,978
0.0
47,000  Connecticut Light and
Power Co., 4.000%,
04/01/2048 37,231
0.0
28,000  Connecticut Light and
Power Co., 4.300%,
04/15/2044 23,736
0.0
21,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 21,118
0.0
18,000  Connecticut Light and
Power Co., 4.900%,
07/01/2033 17,823
0.0
30,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 28,520
0.0
24,000  Connecticut Light and
Power Co. A, 0.750%,
12/01/2025 23,423
0.0
25,000  Connecticut Light and
Power Co. A, 2.050%,
07/01/2031 21,377
0.0
30,000  Connecticut Light and
Power Co. A, 3.200%,
03/15/2027 29,391
0.0
21,000  Connecticut Light and
Power Co. A, 4.150%,
06/01/2045 17,358
0.0
146,000  Consolidated Edison
Co. of New York, Inc.,
2.400%,
06/15/2031 128,531
0.0
50,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 43,130
0.0
321,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 276,412
0.0
400,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 338,336
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
200,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 $ 158,315
0.0
53,000  Constellation Energy
Generation LLC,
3.250%,
06/01/2025 52,837
0.0
44,000
(1)
Constellation Energy
Generation LLC,
5.600%,
03/01/2028 45,204
0.0
47,000  Constellation Energy
Generation LLC,
5.600%,
06/15/2042 45,526
0.0
21,000  Constellation Energy
Generation LLC,
5.750%,
10/01/2041 20,707
0.0
53,000  Constellation Energy
Generation LLC,
5.750%,
03/15/2054 51,050
0.0
36,000  Constellation Energy
Generation LLC,
5.800%,
03/01/2033 37,301
0.0
30,000  Constellation Energy
Generation LLC,
6.125%,
01/15/2034 31,634
0.0
53,000  Constellation Energy
Generation LLC,
6.250%,
10/01/2039 55,679
0.0
53,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 55,628
0.0
176,000  Consumers Energy Co.,
3.950%,
07/15/2047 140,989
0.0
25,000  Dayton Power &
Light Co., 3.950%,
06/15/2049 18,784
0.0
25,000  Dominion Energy South
Carolina, Inc., 4.600%,
06/15/2043 22,251
0.0
30,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 26,488
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.300%,
05/15/2033 20,387
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.450%,
02/01/2041 19,762
0.0
35,000  Dominion Energy South
Carolina, Inc., 6.050%,
01/15/2038 37,244
0.0
66,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 71,014
0.0
20,000  Dominion Energy South
Carolina, Inc., 6.625%,
02/01/2032 21,961
0.0
25,000  Dominion Energy
South Carolina, Inc. A,
2.300%,
12/01/2031 21,592
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  Dominion Energy, Inc.,
4.250%,
06/01/2028 $ 29,796
0.0
30,000  Dominion Energy, Inc.,
4.700%,
12/01/2044 25,750
0.0
55,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 55,550
0.0
25,000  Dominion Energy, Inc.,
7.000%,
06/15/2038 28,087
0.0
36,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 34,859
0.0
25,000  Dominion Energy, Inc.
A, 4.350%,
08/15/2032 23,837
0.0
25,000  Dominion Energy, Inc.
A, 4.600%,
03/15/2049 20,741
0.0
31,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 22,860
0.0
20,000  Dominion Energy, Inc.
B, 3.600%,
03/15/2027 19,662
0.0
40,000  Dominion Energy, Inc.
B, 4.850%,
08/15/2052 34,188
0.0
30,000  Dominion Energy, Inc.
B, 5.950%,
06/15/2035 31,318
0.0
55,000  Dominion Energy, Inc.
C, 2.250%,
08/15/2031 46,827
0.0
95,000  Dominion Energy, Inc.
C, 3.375%,
04/01/2030 88,814
0.0
20,000  Dominion Energy, Inc.
C, 4.050%,
09/15/2042 16,027
0.0
30,000  Dominion Energy, Inc.
C, 4.900%,
08/01/2041 27,099
0.0
25,000  Dominion Energy, Inc.
D, 2.850%,
08/15/2026 24,436
0.0
20,000  Dominion Energy, Inc.
E, 6.300%,
03/15/2033 21,355
0.0
36,000  DTE Electric Co.,
2.250%,
03/01/2030 32,294
0.0
30,000  DTE Electric Co.,
2.950%,
03/01/2050 19,592
0.0
30,000  DTE Electric Co.,
3.700%,
03/15/2045 23,405
0.0
18,000  DTE Electric Co.,
3.700%,
06/01/2046 13,888
0.0
26,000  DTE Electric Co.,
3.750%,
08/15/2047 20,083
0.0
38,000  DTE Electric Co.,
3.950%,
03/01/2049 30,084
0.0
21,000  DTE Electric Co.,
4.300%,
07/01/2044 18,029
0.0
30,000  DTE Electric Co.,
4.850%,
12/01/2026 30,308
0.0
36,000  DTE Electric Co.,
5.200%,
04/01/2033 36,462
0.0
30,000  DTE Electric Co.,
5.200%,
03/01/2034 30,217
0.0
36,000  DTE Electric Co.,
5.400%,
04/01/2053 35,291
0.0
34,000  DTE Electric Co. A,
1.900%,
04/01/2028 31,728
0.0
30,000  DTE Electric Co. A,
3.000%,
03/01/2032 26,796
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
22,000  DTE Electric Co. A,
4.000%,
04/01/2043 $ 18,336
0.0
31,000  DTE Electric Co. A,
4.050%,
05/15/2048 25,065
0.0
25,000  DTE Electric Co. B,
3.250%,
04/01/2051 17,276
0.0
24,000  DTE Electric Co. B,
3.650%,
03/01/2052 17,739
0.0
36,000
(1)
DTE Electric Co. C,
2.625%,
03/01/2031 32,275
0.0
36,000  DTE Energy Co.,
2.850%,
10/01/2026 35,109
0.0
18,000  DTE Energy Co.,
2.950%,
03/01/2030 16,519
0.0
47,000  DTE Energy Co.,
4.875%,
06/01/2028 47,302
0.0
71,000  DTE Energy Co.,
5.100%,
03/01/2029 71,962
0.0
50,000  DTE Energy Co.,
5.850%,
06/01/2034 51,720
0.0
28,000  DTE Energy Co. C,
3.400%,
06/15/2029 26,568
0.0
47,000  DTE Energy Co. F,
1.050%,
06/01/2025 46,688
0.0
441,000
(1)
Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 391,218
0.1
441,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 309,864
0.0
588,000  Duke Energy Corp.,
2.450%,
06/01/2030 524,524
0.1
500,000  Duke Energy Corp.,
3.750%,
09/01/2046 368,516
0.0
500,000  Duke Energy Corp.,
4.800%,
12/15/2045 433,139
0.1
588,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 577,498
0.1
150,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 123,092
0.0
441,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 363,227
0.0
17,000  El Paso Electric Co.,
5.000%,
12/01/2044 14,957
0.0
23,000  El Paso Electric Co.,
6.000%,
05/15/2035 23,643
0.0
27,000  Emera US Finance L.P.,
2.639%,
06/15/2031 23,338
0.0
44,000  Emera US Finance L.P.,
3.550%,
06/15/2026 43,379
0.0
74,000  Emera US Finance L.P.,
4.750%,
06/15/2046 61,068
0.0
117,000  Enel Americas SA,
4.000%,
10/25/2026 115,798
0.0
101,000  Enel Chile SA, 4.875%,
06/12/2028 100,328
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
277,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 $ 187,240
0.0
500,000  Entergy Corp., 2.400%,
06/15/2031 431,255
0.1
475,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 399,985
0.1
50,000  Entergy Louisiana LLC,
4.200%,
09/01/2048 40,035
0.0
17,000  Entergy Mississippi
LLC, 5.850%,
06/01/2054 16,992
0.0
20,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 20,057
0.0
314,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 274,839
0.0
20,000  Evergy Kansas
Central, Inc., 2.550%,
07/01/2026 19,564
0.0
20,000  Evergy Kansas
Central, Inc., 3.100%,
04/01/2027 19,514
0.0
20,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 13,544
0.0
30,000  Evergy Kansas
Central, Inc., 3.450%,
04/15/2050 21,016
0.0
25,000  Evergy Kansas
Central, Inc., 4.100%,
04/01/2043 20,679
0.0
33,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 27,722
0.0
20,000  Evergy Kansas
Central, Inc., 4.250%,
12/01/2045 16,532
0.0
25,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 24,900
0.0
20,000  Evergy Metro, Inc.,
3.650%,
08/15/2025 19,947
0.0
20,000  Evergy Metro, Inc.,
4.200%,
06/15/2047 16,196
0.0
20,000  Evergy Metro, Inc.,
4.200%,
03/15/2048 16,139
0.0
20,000  Evergy Metro, Inc.,
4.950%,
04/15/2033 19,809
0.0
25,000  Evergy Metro, Inc.,
5.300%,
10/01/2041 24,186
0.0
25,000  Evergy Metro,
Inc. 2019, 4.125%,
04/01/2049 19,739
0.0
25,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 22,252
0.0
50,000  Evergy, Inc., 2.900%,
09/15/2029 46,220
0.0
21,000  Eversource Energy,
2.550%,
03/15/2031 18,472
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
38,000  Eversource Energy,
2.900%,
03/01/2027 $ 36,819
0.0
38,000
(1)
Eversource Energy,
3.375%,
03/01/2032 34,072
0.0
38,000  Eversource Energy,
3.450%,
01/15/2050 26,414
0.0
36,000  Eversource Energy,
4.600%,
07/01/2027 36,044
0.0
27,000  Eversource Energy,
4.750%,
05/15/2026 27,018
0.0
21,000  Eversource Energy,
5.000%,
01/01/2027 21,149
0.0
47,000  Eversource Energy,
5.125%,
05/15/2033 46,494
0.0
77,000  Eversource Energy,
5.450%,
03/01/2028 78,700
0.0
38,000  Eversource Energy,
5.500%,
01/01/2034 38,197
0.0
41,000
(1)
Eversource Energy,
5.850%,
04/15/2031 42,643
0.0
47,000  Eversource Energy,
5.950%,
02/01/2029 48,833
0.0
41,000
(1)
Eversource Energy,
5.950%,
07/15/2034 42,619
0.0
27,000  Eversource Energy M,
3.300%,
01/15/2028 26,091
0.0
30,000  Eversource Energy O,
4.250%,
04/01/2029 29,474
0.0
18,000  Eversource Energy Q,
0.800%,
08/15/2025 17,732
0.0
36,000  Eversource Energy R,
1.650%,
08/15/2030 30,559
0.0
18,000  Eversource Energy U,
1.400%,
08/15/2026 17,222
0.0
588,000  Exelon Corp., 4.950%,
06/15/2035 566,932
0.1
441,000  Exelon Corp., 5.100%,
06/15/2045 399,656
0.1
36,000
(1)
FirstEnergy Corp.,
2.650%,
03/01/2030 32,434
0.0
27,000
(1)
FirstEnergy Corp. B,
2.250%,
09/01/2030 23,491
0.0
89,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 87,537
0.0
50,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 33,990
0.0
87,000  Florida Power &
Light Co., 2.450%,
02/03/2032 75,151
0.0
70,000  Florida Power &
Light Co., 2.875%,
12/04/2051 44,430
0.0
35,000  Florida Power &
Light Co., 3.125%,
12/01/2025 34,694
0.0
47,000  Florida Power &
Light Co., 3.150%,
10/01/2049 31,991
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
41,000  Florida Power &
Light Co., 3.700%,
12/01/2047 $ 31,231
0.0
23,000  Florida Power &
Light Co., 3.800%,
12/15/2042 18,644
0.0
58,000  Florida Power &
Light Co., 3.950%,
03/01/2048 46,048
0.0
35,000  Florida Power &
Light Co., 3.990%,
03/01/2049 27,823
0.0
35,000  Florida Power &
Light Co., 4.050%,
06/01/2042 29,486
0.0
29,000  Florida Power &
Light Co., 4.050%,
10/01/2044 23,970
0.0
35,000  Florida Power &
Light Co., 4.125%,
02/01/2042 29,653
0.0
29,000  Florida Power &
Light Co., 4.125%,
06/01/2048 23,572
0.0
44,000
(1)
Florida Power &
Light Co., 4.400%,
05/15/2028 44,059
0.0
29,000  Florida Power &
Light Co., 4.450%,
05/15/2026 29,091
0.0
29,000  Florida Power &
Light Co., 4.625%,
05/15/2030 29,193
0.0
44,000  Florida Power &
Light Co., 4.800%,
05/15/2033 43,681
0.0
17,000  Florida Power &
Light Co., 4.950%,
06/01/2035 16,861
0.0
20,000  Florida Power &
Light Co., 5.000%,
08/01/2034 20,062
0.0
58,000  Florida Power &
Light Co., 5.050%,
04/01/2028 59,129
0.0
44,000  Florida Power &
Light Co., 5.100%,
04/01/2033 44,531
0.0
44,000  Florida Power &
Light Co., 5.150%,
06/15/2029 45,226
0.0
23,000  Florida Power &
Light Co., 5.250%,
02/01/2041 22,650
0.0
44,000
(1)
Florida Power &
Light Co., 5.300%,
06/15/2034 45,050
0.0
44,000  Florida Power &
Light Co., 5.300%,
04/01/2053 42,405
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
49,000  Florida Power &
Light Co., 5.600%,
06/15/2054 $ 49,255
0.0
24,000  Florida Power &
Light Co., 5.625%,
04/01/2034 25,155
0.0
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 23,891
0.0
29,000  Florida Power &
Light Co., 5.690%,
03/01/2040 30,151
0.0
35,000  Florida Power &
Light Co., 5.950%,
02/01/2038 37,375
0.0
29,000  Florida Power &
Light Co., 5.960%,
04/01/2039 31,045
0.0
17,000  Florida Power &
Light Co. A, 3.300%,
05/30/2027 16,638
0.0
65,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 63,524
0.0
500,000  Georgia Power Co. A,
3.250%,
03/15/2051 339,570
0.0
24,000  Idaho Power Co., MTN,
5.500%,
03/15/2053 23,143
0.0
21,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 21,124
0.0
27,000  Idaho Power Co. K,
4.200%,
03/01/2048 21,774
0.0
500,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 427,501
0.1
28,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 26,668
0.0
24,000  IPALCO Enterprises,
Inc., 5.750%,
04/01/2034 24,276
0.0
95,000  ITC Holdings Corp.,
3.350%,
11/15/2027 92,022
0.0
33,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 22,453
0.0
35,000  Kentucky Utilities Co.,
4.375%,
10/01/2045 29,291
0.0
49,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 47,389
0.0
25,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 25,622
0.0
25,000  Louisville Gas and
Electric Co., 4.250%,
04/01/2049 19,945
0.0
20,000  Louisville Gas and
Electric Co. 25,
3.300%,
10/01/2025 19,863
0.0
25,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 25,572
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  MidAmerican
Energy Co., 2.700%,
08/01/2052 $ 18,337
0.0
22,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 21,492
0.0
36,000  MidAmerican
Energy Co., 3.150%,
04/15/2050 24,184
0.0
50,000  MidAmerican
Energy Co., 3.650%,
04/15/2029 48,495
0.0
41,000  MidAmerican
Energy Co., 3.650%,
08/01/2048 30,690
0.0
28,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 21,983
0.0
27,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 22,410
0.0
53,000  MidAmerican
Energy Co., 4.250%,
07/15/2049 43,231
0.0
24,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 20,733
0.0
21,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 19,216
0.0
36,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 34,221
0.0
21,000  MidAmerican
Energy Co., 5.350%,
01/15/2034 21,570
0.0
59,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 60,676
0.0
24,000  MidAmerican
Energy Co., 6.750%,
12/30/2031 26,850
0.0
18,000  MidAmerican Energy
Co., MTN, 5.750%,
11/01/2035 18,935
0.0
21,000  MidAmerican Energy
Co., MTN, 5.800%,
10/15/2036 22,110
0.0
777,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 658,285
0.1
50,000  National Fuel Gas Co.,
2.950%,
03/01/2031 44,371
0.0
133,000  National Grid PLC,
5.809%,
06/12/2033 137,148
0.0
33,000  National Rural Utilities
Cooperative Finance
Corp., 4.300%,
03/15/2049 27,279
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
588,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 $ 577,732
0.1
243,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 254,592
0.0
30,000  Nevada Power Co.,
6.000%,
03/15/2054 30,643
0.0
30,000  Nevada Power Co. CC,
3.700%,
05/01/2029 29,177
0.0
25,000  Nevada Power Co. DD,
2.400%,
05/01/2030 22,516
0.0
18,000  Nevada Power Co. EE,
3.125%,
08/01/2050 11,688
0.0
24,000  Nevada Power Co. GG,
5.900%,
05/01/2053 24,046
0.0
21,000  Nevada Power Co. R,
6.750%,
07/01/2037 23,521
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 55,433
0.0
87,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 80,290
0.0
116,000  NextEra Energy Capital
Holdings, Inc., 2.250%,
06/01/2030 102,660
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 2.440%,
01/15/2032 49,581
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 2.750%,
11/01/2029 53,572
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
01/15/2052 18,011
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.500%,
04/01/2029 27,826
0.0
86,000  NextEra Energy Capital
Holdings, Inc., 3.550%,
05/01/2027 84,376
0.0
35,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 33,017
0.0
73,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 73,287
0.0
32,000
(3)
NextEra Energy Capital
Holdings, Inc., 4.800%,
12/01/2077 30,585
0.0
73,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 73,701
0.0
52,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
03/15/2029 52,453
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
58,000  NextEra Energy Capital
Holdings, Inc., 4.950%,
01/29/2026 $ 58,194
0.0
35,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
02/28/2030 35,622
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
07/15/2032 58,033
0.0
58,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 57,680
0.0
64,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 64,071
0.0
67,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 61,627
0.0
47,000  NextEra Energy Capital
Holdings, Inc., 5.550%,
03/15/2054 44,977
0.0
29,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 28,465
0.0
116,000  NextEra Energy Capital
Holdings, Inc., 5.749%,
09/01/2025 116,481
0.0
58,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 58,865
0.0
70,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 71,627
0.0
74,000  NiSource, Inc., 0.950%,
08/15/2025 73,041
0.0
44,000  NiSource, Inc., 1.700%,
02/15/2031 36,843
0.0
44,000  NiSource, Inc., 2.950%,
09/01/2029 40,926
0.0
59,000  NiSource, Inc., 3.490%,
05/15/2027 57,798
0.0
59,000  NiSource, Inc., 3.600%,
05/01/2030 55,892
0.0
44,000
(1)
NiSource, Inc., 3.950%,
03/30/2048 33,922
0.0
59,000  NiSource, Inc., 4.375%,
05/15/2047 48,586
0.0
44,000  NiSource, Inc., 4.800%,
02/15/2044 39,002
0.0
21,000  NiSource, Inc., 5.000%,
06/15/2052 18,673
0.0
62,000  NiSource, Inc., 5.250%,
03/30/2028 63,092
0.0
30,000  NiSource, Inc., 5.250%,
02/15/2043 28,003
0.0
38,000  NiSource, Inc., 5.350%,
04/01/2034 38,138
0.0
27,000  NiSource, Inc., 5.400%,
06/30/2033 27,131
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  NiSource, Inc., 5.650%,
02/01/2045 $ 29,289
0.0
21,000  NiSource, Inc., 5.950%,
06/15/2041 21,375
0.0
36,000  Northern States
Power Co., 2.600%,
06/01/2051 21,529
0.0
500,000  Northern States
Power Co., 4.125%,
05/15/2044 415,069
0.1
18,000  NSTAR Electric Co.,
1.950%,
08/15/2031 15,267
0.0
18,000
(1)
NSTAR Electric Co.,
3.100%,
06/01/2051 12,038
0.0
41,000  NSTAR Electric Co.,
3.200%,
05/15/2027 40,038
0.0
24,000  NSTAR Electric Co.,
3.250%,
05/15/2029 22,793
0.0
24,000  NSTAR Electric Co.,
3.950%,
04/01/2030 23,325
0.0
18,000  NSTAR Electric Co.,
4.400%,
03/01/2044 15,379
0.0
27,000  NSTAR Electric Co.,
4.550%,
06/01/2052 22,741
0.0
24,000  NSTAR Electric Co.,
4.950%,
09/15/2052 21,702
0.0
18,000  NSTAR Electric Co.,
5.500%,
03/15/2040 18,131
0.0
26,000  Oglethorpe Power
Corp., 3.750%,
08/01/2050 18,425
0.0
30,000  Oglethorpe Power
Corp., 4.500%,
04/01/2047 24,598
0.0
30,000  Oglethorpe Power
Corp., 5.050%,
10/01/2048 26,564
0.0
18,000  Oglethorpe Power
Corp., 5.250%,
09/01/2050 16,280
0.0
27,000  Oglethorpe Power
Corp., 5.375%,
11/01/2040 26,286
0.0
24,000  Oglethorpe Power
Corp., 5.950%,
11/01/2039 24,837
0.0
24,000  Oglethorpe Power
Corp., 6.200%,
12/01/2053 24,587
0.0
20,000  Ohio Edison Co.,
6.875%,
07/15/2036 22,542
0.0
110,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 87,561
0.0
27,000  Oncor Electric Delivery
Co. LLC, 0.550%,
10/01/2025 26,464
0.0
29,000  Oncor Electric Delivery
Co. LLC, 2.700%,
11/15/2051 17,197
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
41,000  Oncor Electric Delivery
Co. LLC, 2.750%,
05/15/2030 $ 37,476
0.0
41,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 27,023
0.0
38,000  Oncor Electric Delivery
Co. LLC, 3.700%,
11/15/2028 37,057
0.0
24,000  Oncor Electric Delivery
Co. LLC, 3.700%,
05/15/2050 17,473
0.0
33,000  Oncor Electric Delivery
Co. LLC, 3.750%,
04/01/2045 25,508
0.0
19,000  Oncor Electric Delivery
Co. LLC, 3.800%,
09/30/2047 14,479
0.0
30,000  Oncor Electric Delivery
Co. LLC, 3.800%,
06/01/2049 22,456
0.0
27,000  Oncor Electric Delivery
Co. LLC, 4.100%,
11/15/2048 21,254
0.0
24,000  Oncor Electric Delivery
Co. LLC, 4.150%,
06/01/2032 22,835
0.0
36,000  Oncor Electric Delivery
Co. LLC, 4.300%,
05/15/2028 35,905
0.0
41,000  Oncor Electric Delivery
Co. LLC, 4.550%,
09/15/2032 39,978
0.0
24,000  Oncor Electric Delivery
Co. LLC, 4.550%,
12/01/2041 21,165
0.0
23,000  Oncor Electric Delivery
Co. LLC, 4.600%,
06/01/2052 19,406
0.0
53,000  Oncor Electric Delivery
Co. LLC, 4.950%,
09/15/2052 47,267
0.0
28,000  Oncor Electric Delivery
Co. LLC, 5.250%,
09/30/2040 27,519
0.0
21,000  Oncor Electric Delivery
Co. LLC, 5.300%,
06/01/2042 20,327
0.0
18,000  Oncor Electric Delivery
Co. LLC, 5.350%,
10/01/2052 16,942
0.0
35,000  Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 34,218
0.0
47,000  Oncor Electric Delivery
Co. LLC, 5.650%,
11/15/2033 48,809
0.0
19,000  Oncor Electric Delivery
Co. LLC, 5.750%,
03/15/2029 19,794
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
29,000  Oncor Electric Delivery
Co. LLC, 7.000%,
05/01/2032 $ 32,355
0.0
19,000  Oncor Electric Delivery
Co. LLC, 7.250%,
01/15/2033 21,840
0.0
18,000  Oncor Electric Delivery
Co. LLC, 7.500%,
09/01/2038 21,318
0.0
18,000
(1)
ONE Gas, Inc., 2.000%,
05/15/2030 15,933
0.0
18,000  ONE Gas, Inc., 4.250%,
09/01/2032 17,129
0.0
24,000  ONE Gas, Inc., 4.500%,
11/01/2048 20,063
0.0
36,000  ONE Gas, Inc., 4.658%,
02/01/2044 32,157
0.0
18,000  ONE Gas, Inc., 5.100%,
04/01/2029 18,384
0.0
500,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 469,135
0.1
881,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 757,571
0.1
103,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 91,696
0.0
881,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 648,516
0.1
175,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 139,571
0.0
24,000  PacifiCorp, 2.700%,
09/15/2030 21,491
0.0
59,000  PacifiCorp, 2.900%,
06/15/2052 35,495
0.0
36,000  PacifiCorp, 3.300%,
03/15/2051 23,631
0.0
24,000  PacifiCorp, 3.500%,
06/15/2029 22,975
0.0
18,000  PacifiCorp, 4.100%,
02/01/2042 14,588
0.0
36,000  PacifiCorp, 4.125%,
01/15/2049 27,843
0.0
36,000  PacifiCorp, 4.150%,
02/15/2050 27,847
0.0
30,000
(1)
PacifiCorp, 5.100%,
02/15/2029 30,572
0.0
18,000  PacifiCorp, 5.250%,
06/15/2035 18,058
0.0
41,000  PacifiCorp, 5.300%,
02/15/2031 41,857
0.0
65,000  PacifiCorp, 5.350%,
12/01/2053 59,737
0.0
65,000  PacifiCorp, 5.450%,
02/15/2034 65,557
0.0
71,000  PacifiCorp, 5.500%,
05/15/2054 66,710
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
36,000  PacifiCorp, 5.750%,
04/01/2037 $ 36,539
0.0
89,000  PacifiCorp, 5.800%,
01/15/2055 86,921
0.0
38,000  PacifiCorp, 6.000%,
01/15/2039 39,208
0.0
20,000  PacifiCorp, 6.100%,
08/01/2036 20,996
0.0
36,000  PacifiCorp, 6.250%,
10/15/2037 38,012
0.0
18,000  PacifiCorp, 6.350%,
07/15/2038 19,070
0.0
18,000  PacifiCorp, 7.700%,
11/15/2031 20,748
0.0
441,000  PECO Energy Co.,
4.150%,
10/01/2044 370,794
0.0
250,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 226,458
0.0
40,000  PPL Capital Funding,
Inc., 3.100%,
05/15/2026 39,351
0.0
25,000  PPL Capital Funding,
Inc., 4.125%,
04/15/2030 24,304
0.0
25,000  PPL Electric Utilities
Corp., 3.000%,
10/01/2049 16,675
0.0
30,000  PPL Electric Utilities
Corp., 3.950%,
06/01/2047 24,047
0.0
20,000  PPL Electric Utilities
Corp., 4.125%,
06/15/2044 16,713
0.0
20,000  PPL Electric Utilities
Corp., 4.150%,
10/01/2045 16,690
0.0
25,000  PPL Electric Utilities
Corp., 4.150%,
06/15/2048 20,549
0.0
20,000  PPL Electric Utilities
Corp., 4.750%,
07/15/2043 18,250
0.0
40,000  PPL Electric Utilities
Corp., 5.000%,
05/15/2033 40,005
0.0
45,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 43,091
0.0
20,000  PPL Electric Utilities
Corp., 6.250%,
05/15/2039 22,079
0.0
235,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 230,121
0.0
500,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 389,385
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
234,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 $ 201,152
0.0
18,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 13,253
0.0
18,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 16,888
0.0
36,000  Public Service Co.
of New Hampshire,
5.350%,
10/01/2033 36,812
0.0
21,000  Public Service Co. of
New Hampshire V,
2.200%,
06/15/2031 18,212
0.0
441,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 356,402
0.0
250,000  Public Service Electric
and Gas Co. I, 4.000%,
06/01/2044 201,991
0.0
88,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 90,924
0.0
30,000  Puget Energy, Inc.,
2.379%,
06/15/2028 27,908
0.0
24,000  Puget Energy, Inc.,
3.650%,
05/15/2025 23,957
0.0
33,000  Puget Energy, Inc.,
4.100%,
06/15/2030 31,552
0.0
27,000  Puget Energy, Inc.,
4.224%,
03/15/2032 25,151
0.0
69,000  Puget Sound Energy,
Inc., 2.893%,
09/15/2051 43,035
0.0
27,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 18,274
0.0
36,000  Puget Sound Energy,
Inc., 4.223%,
06/15/2048 29,107
0.0
25,000  Puget Sound Energy,
Inc., 4.300%,
05/20/2045 20,753
0.0
24,000  Puget Sound Energy,
Inc., 5.448%,
06/01/2053 23,025
0.0
18,000  Puget Sound Energy,
Inc., 5.638%,
04/15/2041 17,888
0.0
21,000  Puget Sound Energy,
Inc., 5.757%,
10/01/2039 21,737
0.0
19,000  Puget Sound Energy,
Inc., 5.795%,
03/15/2040 19,513
0.0
18,000  Puget Sound Energy,
Inc., 6.274%,
03/15/2037 19,374
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
30,000  San Diego Gas &
Electric Co., 2.500%,
05/15/2026 $ 29,398
0.0
30,000  San Diego Gas &
Electric Co., 3.700%,
03/15/2052 21,646
0.0
24,000  San Diego Gas &
Electric Co., 4.150%,
05/15/2048 18,941
0.0
30,000  San Diego Gas &
Electric Co., 4.500%,
08/15/2040 26,726
0.0
36,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 36,507
0.0
47,000  San Diego Gas &
Electric Co., 5.350%,
04/01/2053 44,097
0.0
36,000  San Diego Gas &
Electric Co., 5.550%,
04/15/2054 34,810
0.0
18,000  San Diego Gas &
Electric Co., 6.000%,
06/01/2039 18,856
0.0
24,000  San Diego Gas &
Electric Co. RRR,
3.750%,
06/01/2047 17,935
0.0
24,000  San Diego Gas &
Electric Co. TTT,
4.100%,
06/15/2049 18,738
0.0
24,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 16,354
0.0
47,000  San Diego Gas &
Electric Co. VVV,
1.700%,
10/01/2030 40,000
0.0
44,000  San Diego Gas &
Electric Co. WWW,
2.950%,
08/15/2051 27,667
0.0
30,000  San Diego Gas &
Electric Co. XXX,
3.000%,
03/15/2032 26,344
0.0
44,000  Sempra, 3.250%,
06/15/2027 42,663
0.0
59,000  Sempra, 3.400%,
02/01/2028 57,026
0.0
30,000  Sempra, 3.700%,
04/01/2029 28,807
0.0
59,000  Sempra, 3.800%,
02/01/2038 48,569
0.0
47,000  Sempra, 4.000%,
02/01/2048 34,970
0.0
44,000  Sempra, 6.000%,
10/15/2039 44,508
0.0
36,000
(3)
Sempra, 6.875%,
10/01/2054 35,737
0.0
59,000
(3)
Sempra Energy,
4.125%,
04/01/2052 55,588
0.0
33,000  Sempra Energy,
5.400%,
08/01/2026 33,269
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
41,000  Sempra Energy,
5.500%,
08/01/2033 $ 41,340
0.0
24,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 23,542
0.0
24,000  Sierra Pacific
Power Co., 5.900%,
03/15/2054 24,281
0.0
220,000  Southern California
Edison Co., 4.000%,
04/01/2047 164,476
0.0
500,000  Southern California
Edison Co., 4.650%,
10/01/2043 418,973
0.1
500,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 379,864
0.1
41,000  Southern California
Gas Co., 2.950%,
04/15/2027 39,818
0.0
21,000  Southern California
Gas Co., 3.200%,
06/15/2025 20,928
0.0
21,000  Southern California
Gas Co., 3.750%,
09/15/2042 16,346
0.0
18,000  Southern California
Gas Co., 5.125%,
11/15/2040 17,283
0.0
30,000  Southern California
Gas Co., 5.200%,
06/01/2033 29,948
0.0
30,000
(1)
Southern California
Gas Co., 5.600%,
04/01/2054 29,132
0.0
30,000  Southern California
Gas Co., 5.750%,
06/01/2053 29,445
0.0
36,000  Southern California
Gas Co., 6.350%,
11/15/2052 38,565
0.0
30,000  Southern California
Gas Co. TT, 2.600%,
06/15/2026 29,359
0.0
24,000  Southern California
Gas Co. UU, 4.125%,
06/01/2048 18,786
0.0
33,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 26,629
0.0
38,000  Southern California
Gas Co. XX, 2.550%,
02/01/2030 34,488
0.0
500,000  Southern Co. 21-B,
1.750%,
03/15/2028 461,818
0.1
200,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 168,695
0.0
500,000  Southern Power Co.,
4.150%,
12/01/2025 499,075
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
27,000  Southwest Gas Corp.,
2.200%,
06/15/2030 $ 23,794
0.0
18,000  Southwest Gas Corp.,
3.180%,
08/15/2051 11,618
0.0
18,000  Southwest Gas Corp.,
3.700%,
04/01/2028 17,557
0.0
18,000  Southwest Gas Corp.,
3.800%,
09/29/2046 13,460
0.0
36,000  Southwest Gas Corp.,
4.050%,
03/15/2032 33,676
0.0
18,000  Southwest Gas Corp.,
4.150%,
06/01/2049 13,920
0.0
18,000  Southwest Gas Corp.,
5.450%,
03/23/2028 18,366
0.0
18,000  Southwest Gas Corp.,
5.800%,
12/01/2027 18,510
0.0
18,000  Spire Missouri, Inc.,
3.300%,
06/01/2051 12,275
0.0
23,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 22,781
0.0
20,000  Spire, Inc., 5.300%,
03/01/2026 20,117
0.0
89,000  Tampa Electric Co.,
2.400%,
03/15/2031 77,942
0.0
126,000  Tampa Electric Co.,
3.450%,
03/15/2051 87,724
0.0
200,000  Tennessee Valley
Authority, 5.250%,
02/01/2055 198,895
0.0
67,000  Toledo Edison Co.,
6.150%,
05/15/2037 72,563
0.0
18,000  Tucson Electric
Power Co., 1.500%,
08/01/2030 15,162
0.0
19,000  Tucson Electric
Power Co., 3.250%,
05/15/2032 16,985
0.0
19,000  Tucson Electric
Power Co., 3.250%,
05/01/2051 12,587
0.0
21,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 15,985
0.0
18,000  Tucson Electric
Power Co., 4.850%,
12/01/2048 15,837
0.0
22,000  Tucson Electric
Power Co., 5.500%,
04/15/2053 21,097
0.0
31,000  Union Electric Co.,
2.150%,
03/15/2032 26,008
0.0
33,000  Union Electric Co.,
2.625%,
03/15/2051 19,723
0.0
24,000  Union Electric Co.,
2.950%,
06/15/2027 23,311
0.0
28,000  Union Electric Co.,
2.950%,
03/15/2030 25,923
0.0
20,000  Union Electric Co.,
3.250%,
10/01/2049 13,728
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
27,000  Union Electric Co.,
3.500%,
03/15/2029 $ 25,981
0.0
24,000  Union Electric Co.,
3.650%,
04/15/2045 18,376
0.0
29,000  Union Electric Co.,
3.900%,
09/15/2042 23,687
0.0
31,000  Union Electric Co.,
3.900%,
04/01/2052 23,676
0.0
25,000  Union Electric Co.,
4.000%,
04/01/2048 19,715
0.0
30,000  Union Electric Co.,
5.200%,
04/01/2034 30,208
0.0
21,000  Union Electric Co.,
5.250%,
01/15/2054 19,678
0.0
18,000  Union Electric Co.,
5.300%,
08/01/2037 18,288
0.0
30,000  Union Electric Co.,
5.450%,
03/15/2053 29,018
0.0
21,000  Union Electric Co.,
8.450%,
03/15/2039 26,997
0.0
30,000  Virginia Electric and
Power Co., 2.300%,
11/15/2031 25,872
0.0
40,000  Virginia Electric and
Power Co., 2.400%,
03/30/2032 34,199
0.0
55,000  Virginia Electric and
Power Co., 2.450%,
12/15/2050 31,146
0.0
55,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 34,271
0.0
35,000  Virginia Electric and
Power Co., 3.300%,
12/01/2049 23,917
0.0
30,000  Virginia Electric and
Power Co., 4.000%,
01/15/2043 24,406
0.0
40,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 34,219
0.0
40,000  Virginia Electric and
Power Co., 4.600%,
12/01/2048 34,232
0.0
45,000  Virginia Electric and
Power Co., 5.000%,
04/01/2033 44,614
0.0
25,000  Virginia Electric and
Power Co., 5.300%,
08/15/2033 25,282
0.0
45,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 43,116
0.0
40,000
(1)
Virginia Electric and
Power Co., 5.700%,
08/15/2053 39,443
0.0
30,000  Virginia Electric and
Power Co., 6.350%,
11/30/2037 32,377
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
45,000  Virginia Electric and
Power Co., 8.875%,
11/15/2038 $ 59,426
0.0
30,000  Virginia Electric and
Power Co. A, 2.875%,
07/15/2029 28,126
0.0
45,000  Virginia Electric and
Power Co. A, 3.150%,
01/15/2026 44,524
0.0
45,000  Virginia Electric and
Power Co. A, 3.500%,
03/15/2027 44,297
0.0
45,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 44,225
0.0
36,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 37,784
0.0
25,000  Virginia Electric and
Power Co. B, 2.950%,
11/15/2026 24,462
0.0
40,000  Virginia Electric and
Power Co. B, 3.750%,
05/15/2027 39,484
0.0
35,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 26,522
0.0
20,000  Virginia Electric and
Power Co. B, 4.200%,
05/15/2045 16,497
0.0
35,000  Virginia Electric and
Power Co. B, 6.000%,
01/15/2036 36,923
0.0
30,000  Virginia Electric and
Power Co. C, 4.000%,
11/15/2046 23,569
0.0
40,000  Virginia Electric and
Power Co. C, 4.625%,
05/15/2052 33,801
0.0
35,000  Virginia Electric and
Power Co. D, 4.650%,
08/15/2043 31,067
0.0
23,000  Washington Gas Light
Co., MTN, 3.650%,
09/15/2049 17,007
0.0
26,000  Washington Gas
Light Co. K, 3.796%,
09/15/2046 19,900
0.0
136,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 136,061
0.0
250,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 207,338
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
229,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 $ 184,115
0.0
34,730,029
2.2
Total Corporate Bonds/
Notes
(Cost $412,982,582)
393,591,096
25.5
SOVEREIGN BONDS : 2.4%
59,000  Asian Development
Bank,
3.125
%,
04/27/2032 55,242
0.0
44,000  Asian Development
Bank,
5.820
%,
06/16/2028 46,287
0.0
18,000  Asian Development
Bank,
6.220
%,
08/15/2027 18,750
0.0
24,000  Asian Development
Bank,
6.375
%,
10/01/2028 25,633
0.0
266,000  Asian Development
Bank, GMTN,
0.500
%,
02/04/2026 258,021
0.0
59,000  Asian Development
Bank, GMTN,
0.750
%,
10/08/2030 49,450
0.0
296,000  Asian Development
Bank, GMTN,
1.000
%,
04/14/2026 286,816
0.0
89,000  Asian Development
Bank, GMTN,
1.250
%,
06/09/2028 81,856
0.0
207,000  Asian Development
Bank, GMTN,
1.500
%,
01/20/2027 198,115
0.0
118,000  Asian Development
Bank, GMTN,
1.500
%,
03/04/2031 101,923
0.0
36,000  Asian Development
Bank, GMTN,
1.750
%,
08/14/2026 34,927
0.0
118,000  Asian Development
Bank, GMTN,
1.750
%,
09/19/2029 107,149
0.0
89,000  Asian Development
Bank, GMTN,
1.875
%,
03/15/2029 82,143
0.0
118,000  Asian Development
Bank, GMTN,
1.875
%,
01/24/2030 106,940
0.0
59,000  Asian Development
Bank, GMTN,
2.000
%,
04/24/2026 57,731
0.0
30,000  Asian Development
Bank, GMTN,
2.375
%,
08/10/2027 28,952
0.0
95,000  Asian Development
Bank, GMTN,
2.500
%,
11/02/2027 91,653
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
77,000  Asian Development
Bank, GMTN,
2.625
%,
01/12/2027 $ 75,208
0.0
104,000  Asian Development
Bank, GMTN,
2.750
%,
01/19/2028 100,737
0.0
266,000  Asian Development
Bank, GMTN,
3.125
%,
08/20/2027 260,978
0.0
207,000  Asian Development
Bank, GMTN,
3.750
%,
04/25/2028 205,748
0.0
74,000  Asian Development
Bank, GMTN,
3.875
%,
09/28/2032 72,549
0.0
118,000  Asian Development
Bank, GMTN,
3.875
%,
06/14/2033 115,053
0.0
118,000  Asian Development
Bank, GMTN,
4.000
%,
01/12/2033 116,510
0.0
178,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2027 178,400
0.0
118,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2034 116,461
0.0
207,000  Asian Development
Bank, GMTN,
4.375
%,
03/06/2029 209,826
0.0
237,000  Asian Development
Bank, GMTN,
4.500
%,
08/25/2028 240,910
0.0
30,000  Asian Development
Bank, GMTN,
4.875
%,
09/26/2028 30,238
0.0
20,000  Asian Development
Bank, GMTN,
4.950
%,
04/12/2029 20,124
0.0
44,000  Asian Development
Bank gMTN,
3.125
%,
09/26/2028 42,834
0.0
842,000  Chile Government
International Bond,
3.100
%,
05/07/2041 621,396
0.1
656,932  Chile Government
International Bond,
4.950
%,
01/05/2036 639,852
0.1
237,000  European Investment
Bank,
0.375
%,
12/15/2025 230,721
0.0
296,000  European Investment
Bank,
0.375
%,
03/26/2026 285,427
0.0
441,000
(1)
European Investment
Bank,
0.625
%,
07/25/2025 435,813
0.0
59,000  European Investment
Bank,
0.625
%,
10/21/2027 54,306
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
178,000  European Investment
Bank,
0.750
%,
10/26/2026 $ 169,281
0.0
89,000  European Investment
Bank,
0.750
%,
09/23/2030 74,799
0.0
59,000  European Investment
Bank,
0.875
%,
05/17/2030 50,433
0.0
237,000  European Investment
Bank,
1.250
%,
02/14/2031 202,274
0.0
59,000  European Investment
Bank,
1.625
%,
10/09/2029 53,245
0.0
89,000
(1)
European Investment
Bank,
1.625
%,
05/13/2031 77,271
0.0
178,000
(1)
European Investment
Bank,
1.750
%,
03/15/2029 163,529
0.0
89,000  European Investment
Bank,
2.125
%,
04/13/2026 87,271
0.0
89,000  European Investment
Bank,
2.375
%,
05/24/2027 86,107
0.0
178,000  European Investment
Bank,
2.750
%,
08/15/2025 176,935
0.0
237,000  European Investment
Bank,
3.250
%,
11/15/2027 232,926
0.0
237,000  European Investment
Bank,
3.625
%,
07/15/2030 232,131
0.0
296,000  European Investment
Bank,
3.750
%,
02/14/2033 288,024
0.0
296,000  European Investment
Bank,
3.875
%,
03/15/2028 295,416
0.0
296,000  European Investment
Bank,
4.000
%,
02/15/2029 296,115
0.0
237,000  European Investment
Bank,
4.125
%,
02/13/2034 233,768
0.0
237,000
(1)
European Investment
Bank,
4.375
%,
03/19/2027 238,772
0.0
237,000  European Investment
Bank,
4.500
%,
10/16/2028 241,079
0.0
296,000  European Investment
Bank,
4.750
%,
06/15/2029 304,459
0.0
59,000  European Investment
Bank,
4.875
%,
02/15/2036 61,714
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
296,000  European Investment
Bank, GMTN,
1.375
%,
03/15/2027 $ 281,688
0.0
500,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 492,805
0.1
315,000  Export-Import Bank
of Korea,
4.500
%,
01/11/2029 315,677
0.0
201,000  Export-Import Bank
of Korea,
5.125
%,
01/11/2033 205,322
0.0
98,000  Hungary Government
International Bond 30Y,
7.625
%,
03/29/2041 110,573
0.0
588,000  Indonesia Government
International Bond,
1.850
%,
03/12/2031 495,390
0.1
588,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 485,400
0.1
588,000  Indonesia Government
International Bond,
4.850
%,
01/11/2033 576,975
0.1
1,410,000  Inter-American
Development Bank,
0.625
%,
07/15/2025 1,394,703
0.1
588,000
(1)
Inter-American
Development Bank,
3.200
%,
08/07/2042 479,354
0.1
325,000  International Bank
for Reconstruction &
Development,
0.875
%,
07/15/2026 312,298
0.0
223,000  International Bank
for Reconstruction &
Development,
1.125
%,
09/13/2028 202,637
0.0
377,000  International Bank
for Reconstruction &
Development,
3.625
%,
09/21/2029 370,693
0.0
500,000  International Bank
for Reconstruction &
Development,
3.875
%,
02/14/2030 495,991
0.1
573,000  International Bank
for Reconstruction &
Development,
4.000
%,
01/10/2031 569,419
0.1
142,000  International Bank
for Reconstruction &
Development GDIF,
1.375
%,
04/20/2028 131,525
0.0
520,000  Israel Government
International Bond 10Y,
4.500
%,
01/17/2033 486,200
0.1
564,000  Israel Government
International Bond 30Y,
3.875
%,
07/03/2050 400,264
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
200,000  Japan Bank for
International
Cooperation,
1.250
%,
01/21/2031 $ 168,941
0.0
236,000  Japan Bank for
International
Cooperation,
1.875
%,
04/15/2031 205,620
0.0
200,000  Japan Bank for
International
Cooperation,
2.125
%,
02/16/2029 185,425
0.0
200,000  Japan Bank for
International
Cooperation,
2.875
%,
06/01/2027 194,748
0.0
200,000
(1)
Japan Bank for
International
Cooperation,
3.250
%,
07/20/2028 194,489
0.0
200,000  Japan Bank for
International
Cooperation,
4.250
%,
01/26/2026 199,946
0.0
200,000  Japan Bank for
International
Cooperation,
4.250
%,
04/27/2026 199,978
0.0
200,000  Japan Bank for
International
Cooperation,
4.375
%,
10/05/2027 201,406
0.0
200,000  Japan Bank for
International
Cooperation DTC,
2.250
%,
11/04/2026 194,166
0.0
588,000  Korea Development
Bank,
1.000
%,
09/09/2026 560,837
0.1
274,000  Korea Development
Bank,
1.625
%,
01/19/2031 234,093
0.0
200,000
(1)
Korea International
Bond,
4.125
%,
06/10/2044 178,767
0.0
881,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 744,780
0.1
1,521,000  Mexico Government
International Bond,
6.000
%,
05/07/2036 1,475,370
0.1
1,466,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 1,145,093
0.1
588,000  Panama Government
International Bond,
3.870
%,
07/23/2060 318,770
0.0
1,183,000  Panama Government
International Bond,
6.400
%,
02/14/2035 1,113,721
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,161,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 $ 1,239,948
0.1
2,350,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 2,532,125
0.2
1,763,000  Province of British
Columbia Canada,
2.250
%,
06/02/2026 1,725,123
0.1
1,763,000  Province of Ontario
Canada,
1.050
%,
04/14/2026 1,707,582
0.1
1,763,000  Province of Ontario
Canada,
1.125
%,
10/07/2030 1,493,780
0.1
192,000  Province of Quebec
Canada,
0.600
%,
07/23/2025 189,713
0.0
89,000  Province of Quebec
Canada,
1.350
%,
05/28/2030 77,180
0.0
59,000  Province of Quebec
Canada,
1.900
%,
04/21/2031 51,467
0.0
118,000  Province of Quebec
Canada,
2.500
%,
04/20/2026 115,953
0.0
74,000  Province of Quebec
Canada,
2.750
%,
04/12/2027 72,013
0.0
207,000  Province of Quebec
Canada,
3.625
%,
04/13/2028 204,218
0.0
222,000  Province of Quebec
Canada,
4.500
%,
04/03/2029 224,667
0.0
89,000  Province of Quebec
Canada,
4.500
%,
09/08/2033 88,584
0.0
89,000  Province of Quebec
Canada PD,
7.500
%,
09/15/2029 100,780
0.0
1,410,000  Republic of Italy
Government
International Bond 5Y,
1.250
%,
02/17/2026 1,372,277
0.1
104,000  Republic of Poland
Government
International Bond,
3.250
%,
04/06/2026 103,038
0.0
89,000  Republic of Poland
Government
International Bond,
4.625
%,
03/18/2029 88,999
0.0
148,000  Republic of Poland
Government
International Bond,
4.875
%,
10/04/2033 145,528
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
178,000  Republic of Poland
Government
International Bond,
5.125
%,
09/18/2034 $ 176,026
0.0
89,000  Republic of Poland
Government
International Bond,
5.500
%,
11/16/2027 91,472
0.0
148,000  Republic of Poland
Government
International Bond,
5.500
%,
04/04/2053 139,233
0.0
207,000  Republic of Poland
Government
International Bond,
5.500
%,
03/18/2054 194,373
0.0
89,000  Republic of Poland
Government
International Bond,
5.750
%,
11/16/2032 93,017
0.0
325,000  State of Israel 10Y,
2.500
%,
01/15/2030 288,187
0.0
622,000  Uruguay Government
International Bond,
5.100
%,
06/18/2050 578,149
0.1
Total Sovereign Bonds
(Cost $39,184,726)
37,666,724
2.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 1.6%
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,424,459
0.1
2,350,194  Benchmark Mortgage
Trust 2018-B3 A5,
4.025%,
04/10/2051 2,293,225
0.2
501,000  COMM Mortgage
Trust 2016-COR1 AM,
3.494%,
10/10/2049 479,282
0.0
1,000,000
(3)
CSAIL Commercial
Mortgage Trust
2016-C7 B, 4.322%,
11/15/2049 951,966
0.1
259,981
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K047 A2, 3.329%,
05/25/2025 259,167
0.0
271,368  Freddie Mac Multifamily
Structured Pass
Through Certificates
K053 A2, 2.995%,
12/25/2025 268,530
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K060 A2, 3.300%,
10/25/2026 738,616
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K062 A2, 3.413%,
12/25/2026 $ 492,625
0.0
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K063 A2, 3.430%,
01/25/2027 739,144
0.1
757,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K071 A2, 3.286%,
11/25/2027 739,061
0.1
315,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K100 A2, 2.673%,
09/25/2029 294,450
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K102 A2, 2.537%,
10/25/2029 696,435
0.0
225,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K133 A2, 2.096%,
09/25/2031 195,585
0.0
250,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K146 A2, 2.920%,
06/25/2032 226,181
0.0
120,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K148 A2, 3.500%,
07/25/2032 112,627
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K149 A2, 3.530%,
08/25/2032 704,855
0.0
200,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-150 A2, 3.710%,
09/25/2032 189,980
0.0
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-151 A2, 3.800%,
10/25/2032 716,063
0.0
600,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-153 A2, 3.820%,
12/25/2032 573,218
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
225,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K-155 A2, 4.250%,
04/25/2033 $ 220,705
0.0
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-161 A2, 4.900%,
10/25/2033 767,187
0.1
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-162 A2, 5.150%,
12/25/2033 780,893
0.1
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K507 A2, 4.800%,
09/25/2028 761,300
0.1
750,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K508 A2, 4.740%,
08/25/2028 759,820
0.1
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K509 A2, 4.850%,
09/25/2028 762,386
0.1
300,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K511 A2, 4.860%,
10/25/2028 305,050
0.0
750,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 A2, 1.470%,
09/25/2027 702,426
0.0
1,705,440  JPMDB Commercial
Mortgage Securities
Trust 2016-C2 A3A,
2.881%,
06/15/2049 1,677,347
0.1
1,028,210  JPMDB Commercial
Mortgage Securities
Trust 2019-COR6 A4,
3.057%,
11/13/2052 906,593
0.1
890,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 A5,
3.635%,
10/15/2048 883,551
0.1
625,000  Morgan Stanley Capital
I Trust 2016-BNK2 AS,
3.282%,
11/15/2049 567,101
0.0
588,000
(3)(4)
MSCG Trust 2015-
ALDR A2, 3.462%,
06/07/2035 585,389
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
587,549
(3)
UBS Commercial
Mortgage Trust 2018-
C9 A4, 4.117%,
03/15/2051 $ 572,933
0.0
905,935  Wells Fargo
Commercial Mortgage
Trust 2015-P2 A3,
3.541%,
12/15/2048 899,782
0.1
529,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 A5,
2.626%,
04/15/2054 458,541
0.0
842,036
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 814,602
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $24,942,777)
24,521,075
1.6
ASSET-BACKED SECURITIES : 0.8%
Automobile Asset-Backed Securities : 0.5%
1,000,000  Ally Auto Receivables
Trust 2024-1 A4,
4.940%,
10/15/2029 1,012,482
0.1
450,000  AmeriCredit Automobile
Receivables Trust
2022-2 C, 5.320%,
04/18/2028 454,773
0.0
1,000,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 1,000,982
0.1
750,000  GM Financial Consumer
Automobile Receivables
Trust 2024-2 A3,
5.100%,
03/16/2029 757,845
0.1
1,110,000  Nissan Auto
Receivables Owner
Trust 2022-A A4,
2.070%,
12/17/2029 1,087,304
0.1
441,000  Nissan Auto
Receivables Owner
Trust 2022-B A4,
4.450%,
11/15/2029 441,393
0.0
600,000  Santander Drive Auto
Receivables Trust
2024-2 A3, 5.630%,
11/15/2028 604,736
0.0
630,000  Toyota Auto
Receivables Owner
Trust 2022-C A4,
3.770%,
02/15/2028 625,302
0.0
500,000  Toyota Auto
Receivables Owner
Trust 2022-D A4,
5.430%,
04/17/2028 509,312
0.0
1,000,000  Volkswagen Auto Lease
Trust 2024-A A4,
5.200%,
12/20/2028 1,011,812
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
650,000  World Omni Automobile
Lease Securitization
Trust 2024-A A4,
5.250%,
09/17/2029 $ 659,573
0.0
8,165,514
0.5
Credit Card Asset-Backed Securities : 0.2%
650,000  American Express
Credit Account Master
Trust 2022-4 A,
4.950%,
10/15/2027 651,533
0.0
1,000,000  American Express
Credit Account Master
Trust 2024-1 A,
5.230%,
04/15/2029 1,019,163
0.1
1,000,000  BA Credit Card Trust
2022-A1 A1, 3.530%,
11/15/2027 997,944
0.1
2,668,640
0.2
Other Asset-Backed Securities : 0.1%
154,000  CNH Equipment Trust
2023-B A4, 5.460%,
03/17/2031 158,458
0.0
1,500,000  John Deere Owner
Trust 2024 2024-A A4,
4.910%,
02/18/2031 1,521,189
0.1
1,679,647
0.1
Total Asset-Backed
Securities
(Cost $12,348,594)
12,513,801
0.8
MUNICIPAL BONDS : 0.5%
California : 0.0%
175,000  State of California,
7.550%,
04/01/2039 211,912
0.0
Connecticut : 0.2%
2,195,000  State of Connecticut A,
5.850%,
03/15/2032 2,345,768
0.2
New Jersey : 0.1%
2,012,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 2,306,794
0.1
New York : 0.2%
2,055,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 2,259,021
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
New York: (continued)
1,370,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 $ 1,293,580
0.1
3,552,601
0.2
Total Municipal Bonds
(Cost $8,364,200)
8,417,075
0.5
Total Long-Term
Investments
(Cost $1,539,963,860)
1,496,294,665
96.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.7%
Commercial Paper : 1.5%
900,000
(6)
ANZ Banking Group
Ltd.,
4.480
%,
08/27/2025 900,442
0.1
950,000
(6)
Bank Of Montreal,
4.510
%,
09/05/2025 950,594
0.1
750,000
(6)
BNP Paribas S.A.,
4.450
%,
07/23/2025 739,989
0.0
3,000,000  Enbridge (US) Inc.,
4.660
%,
04/25/2025 2,990,464
0.1
8,050,000
(4)
Enterprise Products,
4.580
%,
04/01/2025 8,048,990
0.5
5,000,000
HP, Inc.,
4.650
%,
04/07/2025 4,995,547
0.3
750,000
(6)
Macquarie Bank Ltd.,
4.640
%,
05/19/2025 750,357
0.0
950,000
(6)
National Australia
Bank Ltd.,
4.500
%,
09/04/2025 950,545
0.1
920,000
(6)
Santander UK PLC,
4.410
%,
05/06/2025 916,104
0.1
900,000
(6)
Svenska
Handelsbanken AB,
4.500
%,
09/10/2025 900,572
0.1
900,000
(6)
United Overseas
Bank Ltd.,
4.360
%,
09/19/2025 900,838
0.1
Total Commercial Paper
(Cost $23,046,241)
23,044,442
1.5
Certificates of Deposit : 0.2%
850,000
(3)(6)
Barclays Bank PLC,
4.570
%, (SOFRRATE +
0.220%),
07/28/2025 850,575
0.0
950,000
(6)
Credit Agricole
Corporate And
Investment Bank,
4.600
%,
06/17/2025 950,634
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposit (continued)
900,000
(3)(6)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.566
%, (SOFRRATE +
0.230%),
08/08/2025 $ 900,618
0.1
Total Certificates of
Deposit
(Cost $2,701,827)
2,701,827
0.2
Corporate Bonds/Notes : 0.7%
900,000
(6)
Bank of America N.A.,
4.530
%,
08/05/2025 900,580
0.1
750,000
(6)
Commonwealth Bank
of Australia,
4.520
%,
07/24/2025 750,375
0.0
900,000
(6)
Credit Industriel et
Commercial S.A.,
4.420
%,
07/14/2025 888,949
0.1
900,000
(6)
DZ Bank AG,
4.485
%,
08/15/2025 900,473
0.1
750,000
(6)
LLoyds Bank PLC,
4.430
%,
07/24/2025 739,900
0.0
750,000
(6)
Mizuho Bank Ltd.,
4.563
%,
07/23/2025 750,533
0.0
900,000
(6)
Natixis,
4.532
%,
08/06/2025 900,545
0.1
900,000
(6)
Oversea-Chinese
Banking Corporation
Ltd.,
4.530
%,
05/12/2025 900,242
0.1
900,000
(6)
Sumitomo Mitsui
Banking Corp.,
4.420
%,
05/20/2025 894,720
0.1
900,000
(6)
Sumitomo Mitsui
Banking Corp.,
4.523
%,
08/20/2025 900,589
0.1
900,000
(6)
Toyota Motor Credit
Corp.,
4.490
%,
08/11/2025 886,059
0.0
750,000
(6)
Westpac Banking Corp.,
4.670
%,
05/05/2025 750,277
0.0
Total Corporate Bonds/
Notes
(Cost $10,163,242)
10,163,242
0.7
U.S. Treasury Bills : 0.0%
250,000
(5)
United States Treasury
Bill,
04/01/2025
(Cost $250,000)
250,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.9%
6,799,654
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%,
due 04/01/2025
(Repurchase
Amount $6,800,472,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.000%, Market
Value plus accrued
interest $6,935,647, due
02/01/36-02/01/57)
$ 6,799,654
0.4
4,808,494
(6)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $4,809,079,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$4,905,269, due
04/15/25-02/15/55)
4,808,494
0.3
1,752,083
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,752,293,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,787,125, due
04/10/25-03/01/55)
1,752,083
0.1
3,149,226
(6)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $3,149,603,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$3,212,211, due
06/01/28-02/01/55)
3,149,226
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,320,143
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%,
due 04/01/2025
(Repurchase
Amount $5,320,792,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-5.500%, Market
Value plus accrued
interest $5,426,546, due
07/01/42-11/01/54)
$ 5,320,143
0.4
5,233,570
(6)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $5,234,211,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$5,339,177, due
04/21/25-03/15/66)
5,233,570
0.3
18,899,691
(6)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase Amount
$18,901,949,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$19,277,685, due
04/10/25-12/15/66)
18,899,691
1.2
13,211,139
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase Amount
$13,212,757,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$13,457,491, due
04/15/26-02/15/53)
13,211,139
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,615,160
(6)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,615,353,
collateralized by various
U.S. Government
Securities, 4.875%,
Market Value plus
accrued interest
$1,647,464, due
10/31/28)
$ 1,615,160
0.1
Total Repurchase
Agreements
(Cost $60,789,160)
60,789,160
3.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
21,941,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $21,941,000) $ 21,941,000 1.4
Total Short-Term
Investments
(Cost $118,891,470)
118,889,671
7.7
Total Investments in
Securities
(Cost $1,658,855,330) $ 1,615,184,336 104.5
Liabilities in Excess of
Other Assets
(70,091,213) (4.5)
Net Assets $ 1,545,093,123 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFRRATE 1-day Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 613,540,487 $ — $ 613,540,487
U.S. Government Agency Obligations — 406,044,407 — 406,044,407
Corporate Bonds/Notes — 393,591,096 — 393,591,096
Sovereign Bonds — 37,666,724 — 37,666,724
Commercial Mortgage-Backed Securities — 24,521,075 — 24,521,075
Asset-Backed Securities — 12,513,801 — 12,513,801
Municipal Bonds — 8,417,075 — 8,417,075
Short-Term Investments 21,941,000 96,948,671 — 118,889,671
Total Investments, at fair value $ 21,941,000 $ 1,593,243,336 $ — $ 1,615,184,336
Other Financial Instruments+
Futures 868,031 — — 868,031
Total Assets $ 22,809,031 $ 1,593,243,336 $ — $ 1,616,052,367
Liabilities Table
Other Financial Instruments+
Futures $ (432,511) $ — $ — $ (432,511)
Total Liabilities $ (432,511) $ — $ — $ (432,511)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 69 06/30/25 $ 14,294,859 $ 68,328
U.S. Treasury Long Bond 263 06/18/25 30,844,969 212,914
U.S. Treasury Ultra Long Bond 658 06/18/25 80,440,500 586,789
$ 125,580,328 $ 868,031
Short Contracts:
U.S. Treasury 5-Year Note (306) 06/30/25 (33,095,812) (253,494)
U.S. Treasury 10-Year Note (21) 06/18/25 (2,335,594) (4,168)
U.S. Treasury Ultra 10-Year Note (169) 06/18/25 (19,287,125) (174,849)
$ (54,718,531) $ (432,511)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 11,745,498
Gross Unrealized Depreciation (55,416,492)
Net Unrealized Depreciation $ (43,670,994)